UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05570

Nuveen Premium Income Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
333 West Wacker Drive
Chicago, IL 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Nuveen Investments
333 West Wacker Drive
Chicago, IL 60606
(Name and address of agent for service)

Registrant's telephone number, including area code: (312) 917-7700

Date of fiscal year end: October 31

Date of reporting period: April 30, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

Closed-End Funds

Nuveen Investments Municipal Closed-End Funds

It's not what you earn, it's what you keep.®

Semi-Annual Report
April 30, 2013

Nuveen Premium Income Municipal Fund, Inc.
NPI

Nuveen Premium Income Municipal Fund 2, Inc.
NPM

Nuveen Premium Income Municipal Fund 4, Inc.
NPT

April

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Table of Contents

Chairman’s Letter to Shareholders	4

Portfolio Managers’ Comments	5

Fund Leverage	8

Common Share Information	10

Risk Considerations	12

Performance Overview and Holding Summaries	13

Portfolios of Investments	16

Statement of Assets and Liabilities	65

Statement of Operations	66

Statement of Changes in Net Assets	67

Statement of Cash Flows	68

Financial Highlights	70

Notes to Financial Statements	75

Reinvest Automatically, Easily and Conveniently	84

Glossary of Terms Used in this Report	86

Additional Fund Information	91

Chairman’s
Letter to Shareholders

Dear Shareholders,

After nine years of serving as lead director and independent chairman of the Nuveen Fund Board, my term of office is coming to an end. It has been a privilege to use this space to communicate with you on some of the broad economic trends in the U.S. and abroad and how they are impacting the investment environment in which your funds operate. In addition, I have enjoyed offering some perspective on how your Board views the various Nuveen investment teams as they apply their investment disciplines in that investment environment.

My term has coincided with a particularly challenging period for both mutual fund sponsors and investors. Since 2000 there have been three periods of unusually strong stock market growth and two major market declines. Recent years have been characterized by a search for yield in fixed income securities to compensate for an extended period of very low interest rates. Funds are investing more in foreign and emerging markets that require extensive research capabilities to overcome the more limited transparency and higher volatility in those markets. New fund concepts often incorporate derivative financial instruments that offer efficient ways to hedge investment risk or gain exposure to selected markets. Fund trading teams operate in many new domestic and international venues with quite different characteristics. Electronic trading and global communication networks mean that fund managers must be able to thrive in financial markets that react instantaneously to newsworthy events and are more interconnected than ever.

Nuveen has committed additional resources to respond to these changes in the fund industry environment. It has added IT and research resources to assemble and evaluate the increased flow of detailed information on economies, markets and individual companies. Based on its experience during the financial crisis of 2008-09, Nuveen has expanded its resources dedicated to valuing and trading portfolio securities with a particular focus on stressed financial market conditions. It has added systems and experienced risk management professionals to work with investment teams to better help evaluate whether their funds’ risk exposures are appropriate in view of the return targets. The investment teams have also reflected on recent experience to reaffirm or modify their investment disciplines. Finally, experienced professionals and IT resources have been added to address new regulatory requirements designed to better inform and protect investors. The Board has enthusiastically encouraged these initiatives.

The Nuveen Fund Board has always viewed itself as your representatives to assure that Nuveen brings together experienced people, proven technologies and effective processes designed to produce results that meet investor expectations. It is important to note that our activities are highlighted by the annual contract renewal process. Despite its somewhat formal language, I strongly encourage you to read the summary because it offers an insight into our oversight process. The report is included in the back of this or a subsequent shareholder report. The renewal process is very comprehensive and includes a number of evaluations and discussions between the Board and Nuveen during the year. The summary also describes what has been achieved across the Nuveen fund complex and at individual funds such as yours.

As I leave the chairmanship and resume my role as a member of the Board, please be assured that I and my fellow Board members will continue to hold your interests uppermost in our minds as we oversee the management of your funds and that we greatly appreciate your confidence in your Nuveen fund.

Very sincerely,

Robert P. Bremner
Chairman of the Board
June 21, 2013

4	Nuveen Investments

Portfolio Managers’ Comments

Nuveen Premium Income Municipal Fund, Inc. (NPI)
Nuveen Premium Income Municipal Fund 2, Inc. (NPM)
Nuveen Premium Income Municipal Fund 4, Inc. (NPT)

Portfolio managers Paul Brennan and Chris Drahn discuss key investment strategies and the six-month performance of these three national Funds. Paul has managed NPI and NPM since 2006 and Chris assumed portfolio management responsibility for NPT in January 2011.

What key strategies were used to manage these Funds during the six-month reporting period ended April 30, 2013?

In an environment characterized by tight supply, strong demand and lower yields, we continued to take a bottom-up approach to discovering sectors that appeared undervalued as well as individual credits that had the potential to perform well over the long term. However, the municipal market also encountered some additional volatility generated by the political environment, particularly the “fiscal cliff” at the end of 2012 and the approach of federal tax season. On the revenue side, state tax collections have grown for eleven straight quarters, exceeding pre-recession levels beginning in September 2011, while on the expense side, the states made headway in cutting and controlling costs. The current low level of municipal issuance reflects the current political distaste for additional borrowing by state and local governments facing fiscal constraints and the prevalent atmosphere of municipal budget austerity. During this period, we continued to see municipal yields remain relatively low. Borrowers seeking to take advantage of the low rate environment sparked an increase in refunding activity, with approximately 50% of municipal paper issued by borrowers that were calling existing debt and refinancing at lower rates.

During this period, all three Funds found value in health care, transportation, infrastructure and broad based essential services bonds backed by taxes or other revenues. In NPT, we added dedicated tax bonds secured by governmental tax or fee revenues such as sales, excise or gas taxes. Also in NPT, we added exposure to prepaid gas debt, a category of bond issuance that rallied during the period. These securities are used by municipalities to prepay natural gas costs and control energy spending.

In general during this period, we emphasized bonds with longer maturities. This enabled us to take advantage of more attractive yields at the longer end of the municipal yield curve and also provided some protection for the Funds’ duration and yield curve positioning. In NPI and NPM, we also purchased lower rated bonds when we

Certain statements in this report are forward-looking statements. Discussions of specific investments are for illustration only and are not intended as recommendations of individual investments. The forward-looking statements and other views expressed herein are those of the portfolio managers as of the date of this report. Actual future results or occurrences may differ significantly from those anticipated in any forward-looking statements, and the views expressed herein are subject to change at any time, due to numerous market and other factors. The Funds disclaim any obligation to update publicly or revise any forward-looking statements or views expressed herein.

Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor’s, Moody’s Investors Service, Inc., or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below investment grade ratings. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by these national rating agencies.

Nuveen Investments	5

found attractive opportunities, as we believed these bonds continued to offer relative value. In NPT, our purchases were diversified across bonds with ratings ranging from AA to BBB- ratings. Our opportunities in these areas were somewhat constrained by the structure of bonds typically issued as part of refinancing deals, which tend to be characterized by shorter maturities and higher credit quality.

As of April 30, 2013, all three of these Funds continued to use inverse floating rate securities. We employ inverse floaters for a variety of reasons, including duration management, income enhancement and total return enhancement.

How did the Funds perform during the six-month reporting period ended April 30, 2013?

The tables in each Fund’s Performance Overview and Holding Summaries section of this report provide total returns for the Funds for the six-month, one-year, five-year and ten-year periods ended April 30, 2013. Each Fund’s total returns are compared with the performance of a corresponding market index and Lipper classification average.

For the six-months ended April 30, 2013, the total returns on common share net asset value (NAV) for all three of these Nuveen Funds exceeded the return for the S&P Municipal Bond Index. For this same period, the NPI and NPT performed in line with the Lipper General & Insured Leveraged Municipal Debt Funds Classification Average, while NPM lagged the average return for the Lipper General & Insured Leveraged Municipal Debt Funds Classification Average.

Key management factors that influenced the Funds’ returns during this period included duration and yield curve positioning and credit exposure. While sector allocation positively impacted NPI and NPM, it had a more neutral impact on NPT. In addition, the use of regulatory leverage was an important positive factor affecting the Funds’ performance over this period. Leverage is discussed in more detail later in this report.

Municipal bonds with longer maturities generally outperformed those with shorter maturities during this period. Overall, credits at the longest end of the municipal yield curve posted the strongest returns, while bonds at the shortest end produced the weakest results. For this period, duration and yield curve positioning was a major positive contributor to the performance of these Funds, with the net impact varying according to each Fund’s individual weightings along the yield curve. In particular, the Funds benefited from their holdings of long duration bonds, many of which had zero percent coupons, which generally outperformed the market during this period. NPI’s shorter duration detracted from its performance for the period.

6	Nuveen Investments

Credit exposure was another important factor in the Funds’ performance during this six-month reporting period as lower quality bonds generally outperformed higher quality bonds. This outperformance was due in part to the greater demand for lower rated bonds as investors looked for investment vehicles offering higher yields. As investors became more comfortable taking on additional investment risk, credit spreads, or the difference in yield spreads between U.S. Treasury securities and comparable investments such as municipal bonds, narrowed through a variety of rating categories. As a result of this spread compression, these Funds benefited from their holdings of lower rated credits, especially NPT, which was overweight in BBB and A rated bonds. NPM, on the other hand, had the smallest weighting of BBB-rated bonds, which detracted from its performance.

During this period, revenue bonds as a whole outperformed the general municipal market. Holdings that generally made positive contributions to the Funds’ return included industrial development revenue (IDR) credits, health care (together with hospitals), transportation and housing bonds. In particular, the Funds’ health care exposure was positive for performance. Tobacco credits backed by the 1998 master tobacco settlement agreement also were one of the top performing market sectors, helped by their longer effective durations and the increased demand for higher yielding investments by investors who had become less risk-averse. In addition, based on recent data showing that cigarette sales had fallen less steeply than anticipated, the 46 states participating in the agreement stand to receive increased payments from the tobacco companies. As of April 30, 2013, all three Funds were slightly overweight in tobacco bonds, which benefited their performance as tobacco credits rallied.

Nuveen Investments	7

Fund Leverage

IMPACT OF THE FUNDS’ LEVERAGE STRATEGIES ON PERFORMANCE

One important factor impacting the returns of all these Funds relative to the comparative indexes was the Funds’ use of leverage. The Funds use leverage because their managers believe that, over time, leveraging provides opportunities for additional income and total return for common shareholders. However, use of leverage also can expose common shareholders to additional volatility. For example, as the prices of securities held by a Fund decline, the negative impact of these valuation changes on common share net asset value and common shareholder total return is magnified by the use of leverage. Conversely, leverage may enhance common share returns during periods when the prices of securities held by a Fund generally are rising. Leverage made a positive contribution to the performance of these Funds over this reporting period.

As of April 30, 2013, the Funds’ percentages of effective and regulatory leverage are shown in the accompanying table.

	Effective		Regulatory
	Leverage	*	Leverage	*
NPI	36.35%		29.09%
NPM	37.20%		30.23%
NPT	35.74%		29.29%

*
Effective Leverage is a Fund’s effective economic leverage, and includes both regulatory leverage and the leverage effects of certain derivative and other investments in a Fund’s portfolio that increase the Fund’s investment exposure. Currently, the leverage effects of Tender Option Bond (TOB) inverse floater holdings are included in effective leverage values, in addition to any regulatory leverage. Regulatory leverage consists of preferred shares issued or borrowings of a Fund. Both of these are part of a Fund’s capital structure. Regulatory leverage is sometimes referred to as “‘40 Act Leverage” and is subject to asset coverage limits set forth in the Investment Company Act of 1940.

THE FUNDS’ REGULATORY LEVERAGE

As of April 30, 2013, the Funds have issued and outstanding Variable Rate MuniFund Term Preferred (VMTP) Shares and Variable Rate Demand Preferred (VRDP) Shares as shown in the accompanying tables.

VMTP Shares

		VMTP Shares Issued
Fund	Series	at Liquidation Value
NPI	2015	$ 407,000,000

During the current reporting period, NPI successfully exchanged all of its outstanding 4,024 Shares of Series 2014 VMTP for 4,024 Shares of Series 2015 VMTP. Concurrent with this exchange, the Fund also issued an additional $4,600,000 at liquidation value, of Series 2015 VMTP Shares. 3Both of these transactions were completed in privately negotiated offerings.

8	Nuveen Investments

The Fund completed the exchange offer in which it refinanced its existing VMTP Shares with new VMTP Shares at a reduced cost and with a term redemption date of December 1, 2015. The proceeds from the additional VMTP Shares will be used to take advantage of opportunities in the current municipal market. Dividends on the VMTP Shares are set weekly at a fixed spread to the Securities Industry and Financial Markets Association Municipal Swap Index (SIFMA).

VRDP Shares

VRDP Shares Issued
Fund	at Liquidation Value
NPM	$489,500,000
NPT	$262,200,000

Refer to Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies for further details on VMTP Shares and VRDP Shares.

Nuveen Investments	9

Common Share Information

COMMON SHARE DIVIDEND INFORMATION

During the current reporting period ended April 30, 2013, the Funds’ monthly dividends to shareholders were as shown in the accompanying table.

	Per Common Share Amounts
	NPI	NPM	NPT
November	$0.0765	$0.0745	$0.0710
December	0.0720	0.0720	0.0680
January	0.0720	0.0720	0.0680
February	0.0720	0.0720	0.0680
March	0.0720	0.0720	0.0680
April	0.0720	0.0720	0.0680
Ordinary Income Distribution**	$—	$0.0009	$—

Market Yield***	5.90%	5.81%	5.71%
Taxable-Equivalent Yield***	8.19%	8.07%	7.93%

**	Distribution paid in December 2012.
***
Market Yield is based on the Fund’s current annualized monthly dividend divided by the Fund’s current market price as of the end of the reporting period. Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a federal income tax rate of 28.0%. When comparing a Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

All of the Funds in this report seek to pay stable dividends at rates that reflect each Fund’s past results and projected future performance. During certain periods, each Fund may pay dividends at a rate that may be more or less than the amount of net investment income actually earned by the Fund during the period. If a Fund has cumulatively earned more than it has paid in dividends, it holds the excess in reserve as undistributed net investment income (UNII) as part of the Fund’s NAV. Conversely, if a Fund has cumulatively paid dividends in excess of its earnings, the excess constitutes negative UNII that is likewise reflected in the Fund’s NAV. Each Fund will, over time, pay all of its net investment income as dividends to shareholders. As of April 30, 2013, all of the Funds in this report had positive UNII balances, based on our best estimate, for tax purposes and positive UNII balances for financial reporting purposes.

COMMON SHARE REPURCHASES

During November 2012, the Nuveen Funds’ Board of Directors/Trustees reauthorized the Funds’ open-market share repurchase program, allowing each Fund to repurchase an aggregate of up to approximately 10% of its outstanding common shares.

10	Nuveen Investments

As of April 30, 2013, and since the inception of the Funds’ repurchase programs, NPM has cumulatively repurchased and retired its outstanding common shares as shown in the accompanying table. Since the inception of the Funds’ repurchase programs, NPI and NPT have not repurchased any of their outstanding common shares.

	Common Shares	% of Common Shares
Fund	Repurchased and Retired	Authorized for Repurchase
NPM	422,900	6.0%

During the current reporting period, NPM did not repurchase any of its outstanding common shares.

COMMON SHARE OTHER INFORMATION

As of April 30, 2013, and during the current reporting period, the Funds’ common share prices were trading at a premium/(discount) to their NAV as shown in the accompanying table.

	NPI	NPM	NPT
Common Share NAV	$15.49	$15.98	$14.60
Common Share Price	$14.65	$14.88	$14.30
Premium/(Discount) to NAV	-5.42%	-6.88%	-2.05%
6-Month Average Premium/(Discount) to NAV	-2.39%	-3.92%	-0.27%
Nuveen Investments	11

Nuveen Investments	11

Risk Considerations

Fund shares are not guaranteed or endorsed by any bank or other insured depository institution, and are not federally insured by the Federal Deposit Insurance Corporation. Past performance is no guarantee of future results. Fund common shares are subject to a variety of risks, including:

Investment, Market and Price Risk. An investment in common shares is subject to investment risk, including the possible loss of the entire principal amount that you invest. Your investment in common shares represents an indirect investment in the municipal securities owned by the Fund, which generally trade in the over-the-counter markets. Shares of closed-end investment companies like these Funds frequently trade at a discount to their net asset value (NAV). Your common shares at any point in time may be worth less than your original investment, even after taking into account the reinvestment of Fund dividends and distributions.

Tax Risk. The tax treatment of Fund distributions may be affected by new IRS interpretations of the Internal Revenue Code and future changes in tax laws and regulations.

Issuer Credit Risk. This is the risk that a security in a Fund’s portfolio will fail to make dividend or interest payments when due.

Interest Rate Risk. Fixed-income securities such as bonds, preferred, convertible and other debt securities will decline in value if market interest rates rise.

Reinvestment Risk. If market interest rates decline, income earned from a Fund’s portfolio may be reinvested at rates below that of the original bond that generated the income.

Call Risk or Prepayment Risk. Issuers may exercise their option to prepay principal earlier than scheduled, forcing a Fund to reinvest in lower-yielding securities.

Inverse Floater Risk. The Funds may invest in inverse floaters. Due to their leveraged nature, these investments can greatly increase a Fund’s exposure to interest rate risk and credit risk. In addition, investments in inverse floaters involve the risk that the Fund could lose more than its original principal investment.

Leverage Risk. Each Fund’s use of leverage creates the possibility of higher volatility for the Fund’s per share NAV, market price, distributions and returns. There is no assurance that a Fund’s leveraging strategy will be successful.

12	Nuveen Investments

Nuveen Premium Income Municipal Fund, Inc. (NPI)
Performance Overview and Holding Summaries as of April 30, 2013

Average Annual Total Returns as of April 30, 2013

	Cumulative	Average Annual
	6-Month	1-Year	5-Year	10-Year
NPI at Common Share NAV	3.25%	9.58%	8.32%	6.30%
NPI at Common Share Price	(3.09)%	6.53%	8.93%	6.38%
S&P Municipal Bond Index	2.01%	5.74%	6.08%	5.16%
Lipper General & Insured Leveraged Municipal Debt Funds Classification Average	3.21%	10.58%	8.88%	6.74%

Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Comparative index and Lipper return information is provided for the Fund’s shares at NAV only. Indexes and Lipper averages are not available for direct investment.

Portfolio Composition1
(as a % of total investments)
Tax Obligation/Limited	17.0%
Health Care	17.0%
Transportation	16.5%
U.S. Guaranteed	14.7%
Tax Obligation/General	11.2%
Water and Sewer	6.0%
Utilities	5.4%
Other	12.2%

Credit Quality1,2,3
(as a % of total investment exposure)
AAA/U.S. Guaranteed	20.6%
AA	34.7%
A	26.9%
BBB	11.2%
BB or Lower	4.1%
N/R	1.1%

States1
(as a % of total investments)
California	14.9%
Texas	10.3%
New York	9.7%
Illinois	8.3%
Florida	7.1%
New Jersey	4.6%
Massachusetts	3.0%
Pennsylvania	3.0%
Louisiana	2.9%
South Carolina	2.8%
Minnesota	2.7%
Alabama	2.5%
Ohio	2.4%
Michigan	2.2%
Wisconsin	2.2%
Washington	1.8%
Other	19.6%

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this page.
1	Holdings are subject to change.
2
Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by these national rating agencies.

3	Percentage may not add to 100% due to the exclusion of Other Assets Less Liabilities from the table.

Nuveen Investments	13

Nuveen Premium Income Municipal Fund 2, Inc. (NPM)
Performance Overview and Holding Summaries as of April 30, 2013

Average Annual Total Returns as of April 30, 2013

	Cumulative	Average Annual
	6-Month	1-Year	5-Year	10-Year
NPM at Common Share NAV	2.68%	8.74%	8.67%	6.43%
NPM at Common Share Price	(1.63)%	4.66%	9.03%	6.52%
S&P Municipal Bond Index	2.01%	5.74%	6.08%	5.16%
Lipper General & Insured Leveraged Municipal Debt Funds Classification Average	3.21%	10.58%	8.88%	6.74%

Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Comparative index and Lipper return information is provided for the Fund’s shares at NAV only. Indexes and Lipper averages are not available for direct investment.

Portfolio Composition1
(as a % of total investments)
Tax Obligation/Limited	18.3%
Health Care	16.9%
Tax Obligation/General	14.7%
U.S. Guaranteed	12.5%
Transportation	11.3%
Water and Sewer	7.3%
Education and Civic Organizations	6.1%
Utilities	5.7%
Other	7.2%

Credit Quality1,2,3
(as a % of total investment exposure)
AAA/U.S. Guaranteed	19.5%
AA	38.6%
A	26.9%
BBB	8.4%
BB or Lower	2.9%
N/R	2.2%

States1
(as a % of total investments)
Florida	17.6%
California	11.6%
Illinois	9.5%
Texas	7.3%
New York	6.5%
Nevada	4.1%
Louisiana	4.0%
New Jersey	3.5%
Michigan	3.5%
Washington	3.3%
Ohio	3.1%
Massachusetts	2.2%
Alabama	2.1%
Pennsylvania	2.0%
Other	19.7%

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this page.
1	Holdings are subject to change.
2
Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by these national rating agencies.

3	Percentage may not add to 100% due to the exclusion of Other Assets Less Liabilities from the table.

14	Nuveen Investments

Nuveen Premium Income Municipal Fund 4, Inc. (NPT)
Performance Overview and Holding Summaries as of April 30, 2013

Average Annual Total Returns as of April 30, 2013

	Cumulative	Average Annual
	6-Month	1-Year	5-Year	10-Year
NPT at Common Share NAV	3.49%	10.48%	9.25%	6.81%
NPT at Common Share Price	1.59%	9.82%	11.38%	7.30%
S&P Municipal Bond Index	2.01%	5.74%	6.08%	5.16%
Lipper General & Insured Leveraged Municipal Debt Funds Classification Average	3.21%	10.58%	8.88%	6.74%

Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Comparative index and Lipper return information is provided for the Fund’s shares at NAV only. Indexes and Lipper averages are not available for direct investment.

Portfolio Composition1
(as a % of total investments)
Health Care	22.5%
Tax Obligation/Limited	17.1%
Tax Obligation/General	14.1%
U.S. Guaranteed	11.7%
Transportation	9.3%
Water and Sewer	7.3%
Education and Civic Organizations	4.6%
Other	13.4%

Credit Quality1,2,3
(as a % of total investment exposure)
AAA/U.S. Guaranteed	17.8%
AA	27.0%
A	29.4%
BBB	19.6%
BB or Lower	2.1%
N/R	2.9%

States1
(as a % of total investments)
California	14.0%
Texas	12.6%
Illinois	12.4%
Colorado	5.7%
Florida	4.8%
Louisiana	4.3%
Arizona	3.1%
Michigan	3.0%
Pennsylvania	2.5%
Alabama	2.5%
New York	2.5%
Georgia	2.4%
Wisconsin	2.3%
Ohio	2.3%
Indiana	2.3%
Washington	2.0%
Puerto Rico	1.9%
Other	19.4%

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this page.
1	Holdings are subject to change.
2
Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by these national rating agencies.

3	Percentage may not add to 100% due to the exclusion of Other Assets Less Liabilities from the table.
Nuveen Investments	15

Nuveen Premium Income Municipal Fund, Inc.
NPI	Portfolio of Investments
April 30, 2013 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Municipal Bonds – 148.4% (100.0% of Total Investments)
	Alabama – 3.7% (2.5% of Total Investments)
	Alabama Special Care Facilities Financing Authority, Revenue Bonds, Ascension Health, Series 2006C-2:
$1,435	5.000%, 11/15/36 (UB)	11/16 at 100.00	AA+	$1,587,239
4,000	5.000%, 11/15/39 (UB)	11/16 at 100.00	AA+	4,424,360
6,000	Alabama Special Care Facilities Financing Authority, Revenue Bonds, Ascension Health, Series 2006D, 5.000%, 11/15/39 (UB)	11/16 at 100.00	AA+	6,636,540
	Birmingham Special Care Facilities Financing Authority, Alabama, Revenue Bonds, Baptist Health System Inc., Series 2005A:
6,000	5.250%, 11/15/20	11/15 at 100.00	Baa2	6,483,600
1,300	5.000%, 11/15/30	11/15 at 100.00	Baa2	1,351,987
12,000	Birmingham Waterworks and Sewerage Board, Alabama, Water and Sewerage Revenue Bonds, Series 2007A, 4.500%, 1/01/43 – BHAC Insured	1/17 at 100.00	AA+	12,554,640
2,890	Courtland Industrial Development Board, Alabama, Pollution Control Revenue Bonds, International Paper Company, Series 2005A, 5.000%, 6/01/25	6/15 at 100.00	BBB	3,004,184
1,000	Montgomery BMC Special Care Facilities Financing Authority, Alabama, Revenue Bonds, Baptist Medical Center, Series 2004C, 5.250%, 11/15/29 (Pre-refunded 11/15/14)	11/14 at 100.00	A3 (4)	1,075,110
34,625	Total Alabama			37,117,660
	Alaska – 1.4% (1.0% of Total Investments)
	Anchorage, Alaska, General Obligation Refunding Bonds, Series 2003A:
2,000	5.250%, 9/01/17 (Pre-refunded 9/01/13) – FGIC Insured	9/13 at 100.00	AA+ (4)	2,033,760
2,035	5.250%, 9/01/18 (Pre-refunded 9/01/13) – FGIC Insured	9/13 at 100.00	AA+ (4)	2,069,351
10,500	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Series 2006A, 5.000%, 6/01/32	6/14 at 100.00	B+	9,824,955
14,535	Total Alaska			13,928,066
	Arizona – 1.7% (1.1% of Total Investments)
	Glendale Industrial Development Authority, Arizona, Revenue Bonds, John C. Lincoln Health Network, Series 2005B:
500	5.250%, 12/01/24	12/15 at 100.00	BBB+	527,130
660	5.250%, 12/01/25	12/15 at 100.00	BBB+	693,416
9,720	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Airport Revenue Bonds, Series 2010A, 5.000%, 7/01/40	7/20 at 100.00	A+	10,678,975
4,100	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc Prepay Contract Obligations, Series 2007, 5.000%, 12/01/37	No Opt. Call	A–	4,606,145
14,980	Total Arizona			16,505,666
	Arkansas – 0.2% (0.1% of Total Investments)
2,000	Washington County, Arkansas, Hospital Revenue Bonds, Washington Regional Medical Center, Series 2005B, 5.000%, 2/01/25	2/15 at 100.00	Baa1	2,060,560
	California – 22.1% (14.9% of Total Investments)
9,200	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Subordinate Lien Series 2004A, 0.000%, 10/01/20 – AMBAC Insured	No Opt. Call	BBB+	7,257,328
10,000	Anaheim Public Finance Authority, California, Senior Lease Bonds, Public Improvement Project, Refunding Series 2007A-1, 4.375%, 3/01/37 – FGIC Insured	9/17 at 100.00	A1	10,340,600
5,400	California Educational Facilities Authority, Revenue Bonds, University of Southern California, Series 2005, 4.750%, 10/01/28 (UB)	10/15 at 100.00	Aa1	5,863,158
1,500	California Educational Facilities Authority, Revenue Bonds, University of the Pacific, Series 2006, 5.000%, 11/01/30	11/15 at 100.00	A2	1,619,940
5,425	California Health Facilities Financing Authority, Revenue Bonds, Catholic Healthcare West, Series 2004I, 4.950%, 7/01/26 (Mandatory put 7/01/14)	No Opt. Call	A	5,705,147

16	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	California (continued)
$8,560	California Health Facilities Financing Authority, Revenue Bonds, Cedars-Sinai Medical Center, Series 2005, 5.000%, 11/15/27	11/15 at 100.00	A+	$9,256,442
8,570	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanante System, Series 2006, 5.000%, 4/01/37	4/16 at 100.00	A+	9,331,702
4,250	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services, Series 2009B, 5.500%, 10/01/39	10/19 at 100.00	AA	5,005,905
	California Health Facilities Financing Authority, Revenue Bonds, Stanford Hospitals and Clinics, Tender Option Bond Trust 3294:
2,140	9.308%, 2/15/20 (IF) (5)	No Opt. Call	AA–	2,654,285
825	9.308%, 2/15/20 (IF)	No Opt. Call	AA–	1,023,264
790	9.301%, 2/15/20 (IF)	No Opt. Call	AA–	979,679
3,015	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007A, 5.000%, 11/15/42 (UB)	11/16 at 100.00	AA–	3,325,786
7,205	California State Public Works Board, Lease Revenue Bonds, Department of Corrections, Series 1993E, 5.500%, 6/01/15	No Opt. Call	A2	7,501,198
1,000	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series 2010A-1, 6.000%, 3/01/35	3/20 at 100.00	A2	1,228,170
3,130	California State, Economic Recovery Revenue Bonds, Series 2004A, 5.250%, 7/01/14	No Opt. Call	Aa3	3,312,041
905	California State, Economic Recovery Revenue Bonds, Series 2004A, 5.250%, 7/01/14 (ETM)	No Opt. Call	Aaa	957,970
	California State, General Obligation Bonds, Series 2004:
1,160	5.125%, 2/01/25	2/14 at 100.00	A1	1,199,243
10,000	5.125%, 2/01/26	2/14 at 100.00	A1	10,330,600
	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005A:
1,640	5.250%, 7/01/30	7/15 at 100.00	BBB–	1,726,953
4,730	5.000%, 7/01/39	7/15 at 100.00	BBB–	4,907,375
5,000	California Statewide Community Development Authority, Revenue Bonds, St. Joseph Health System, Series 2007A, 5.750%, 7/01/47 – FGIC Insured	7/18 at 100.00	AA–	5,784,650
7,130	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Tender Option Bond Trust 3175, 13.651%, 5/15/14 (IF)	No Opt. Call	AA–	11,048,220
3,575	Chula Vista, California, Industrial Development Revenue Bonds, San Diego Gas and Electric Company, Series 1996A, 5.300%, 7/01/21	6/14 at 102.00	A+	3,822,426
4,890	Clovis Unified School District, Fresno County, California, General Obligation Bonds, Series 2006B, 0.000%, 8/01/26 – NPFG Insured	No Opt. Call	AA+	3,043,243
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-1:
7,520	5.000%, 6/01/33	6/17 at 100.00	B	6,937,050
2,000	5.750%, 6/01/47	6/17 at 100.00	B	1,910,940
3,000	5.125%, 6/01/47	6/17 at 100.00	B	2,612,880
5,000	Kern Community College District, California, General Obligation Bonds, Series 2006, 0.000%, 11/01/24 – AGM Insured	No Opt. Call	Aa2	3,335,650
15,000	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2011A, 5.000%, 7/01/41	1/21 at 100.00	AA	16,915,200
465	Martinez, California, Home Mortgage Revenue Bonds, Series 1983A, 10.750%, 2/01/16 (ETM)	No Opt. Call	Aaa	535,029
14,430	Pomona, California, GNMA/FNMA Collateralized Securities Program Single Family Mortgage Revenue Bonds, Series 1990A, 7.600%, 5/01/23 (ETM)	No Opt. Call	Aaa	19,045,436
5,000	Rancho Mirage Joint Powers Financing Authority, California, Revenue Bonds, Eisenhower Medical Center, Series 2004, 5.875%, 7/01/26 (Pre-refunded 7/01/14)	7/14 at 100.00	Baa2 (4)	5,326,050
2,570	Sacramento Municipal Utility District, California, Electric Revenue Bonds, Series 2003R, 5.000%, 8/15/22 (Pre-refunded 8/15/13) – NPFG Insured	8/13 at 100.00	A1 (4)	2,606,777

Nuveen Investments	17

Nuveen Premium Income Municipal Fund, Inc. (continued)
NPI	Portfolio of Investments
April 30, 2013 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	California (continued)
$1,130	Sacramento Municipal Utility District, California, Electric Revenue Bonds, Series 2003R, 5.000%, 8/15/22 – NPFG Insured	8/13 at 100.00	AA–	$1,145,888
	San Diego County, California, Certificates of Participation, Burnham Institute, Series 2006:
400	5.000%, 9/01/21	9/15 at 102.00	Baa2	423,276
445	5.000%, 9/01/23	9/15 at 102.00	Baa2	466,698
3,500	San Diego Unified Port District, California, Revenue Bonds, Series 2004B, 5.000%, 9/01/29 – NPFG Insured	9/14 at 100.00	A+	3,685,710
	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Refunding Bonds, Series 1997A:
10,450	0.000%, 1/15/31 – NPFG Insured	No Opt. Call	Baa2	4,418,887
7,150	0.000%, 1/15/32 – NPFG Insured	No Opt. Call	Baa2	2,853,851
50,400	0.000%, 1/15/34 – NPFG Insured	No Opt. Call	Baa2	17,979,192
24,025	0.000%, 1/15/36 – NPFG Insured	No Opt. Call	Baa2	7,622,172
	Union City Community Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment Project, Subordinate Lien Series 2011:
1,000	6.500%, 12/01/24	12/21 at 100.00	A	1,286,410
1,000	6.625%, 12/01/25	12/21 at 100.00	A	1,285,320
1,325	6.750%, 12/01/26	12/21 at 100.00	A	1,701,207
265,850	Total California			219,318,948
	Colorado – 1.8% (1.2% of Total Investments)
2,500	Centennial Water and Sanitation District, Colorado, Water and Sewerage Revenue Bonds, Series 2004, 5.000%, 12/01/21 (Pre-refunded 12/01/14) – FGIC Insured	12/14 at 100.00	AA+ (4)	2,685,300
690	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Bromley School, Series 2005, 5.125%, 9/15/20 – SYNCORA GTY Insured	9/15 at 100.00	A	731,904
2,125	Colorado Health Facilities Authority, Revenue Bonds, Evangelical Lutheran Good Samaritan Society, Series 2005, 5.000%, 6/01/29	6/16 at 100.00	A–	2,220,264
1,000	Colorado Health Facilities Authority, Revenue Bonds, Parkview Medical Center, Series 2004, 5.000%, 9/01/25	9/14 at 100.00	A3	1,006,010
800	Colorado Health Facilities Authority, Revenue Bonds, Poudre Valley Health Care, Series 2005F, 5.000%, 3/01/25	3/15 at 100.00	A+	830,840
1,670	Denver City and County, Colorado, Airport System Revenue Bonds, Series 1991D, 7.750%, 11/15/13 (Alternative Minimum Tax)	No Opt. Call	A+	1,736,666
20,500	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B, 0.000%, 9/01/32 – NPFG Insured	No Opt. Call	Baa2	7,986,595
250	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private Activity Bonds, Series 2010, 6.000%, 1/15/41	7/20 at 100.00	Baa3	291,833
29,535	Total Colorado			17,489,412
	Connecticut – 0.5% (0.3% of Total Investments)
1,930	Connecticut, General Obligation Bonds, Series 2001C, 5.500%, 12/15/16	No Opt. Call	AA	2,266,592
2,310	Greater New Haven Water Pollution Control Authority, Connecticut, Regional Wastewater System Revenue Bonds, Series 2005A, 5.000%, 11/15/30 – NPFG Insured	11/15 at 100.00	A1	2,503,047
4,240	Total Connecticut			4,769,639
	Delaware – 0.1% (0.1% of Total Investments)
1,000	Delaware Health Facilities Authority, Revenue Bonds, Christiana Care Health Services Inc., Series 2010A, 5.000%, 10/01/40 – NPFG Insured	10/20 at 100.00	AA	1,115,570
	District of Columbia – 2.1% (1.4% of Total Investments)
2,640	District of Columbia Housing Finance Agency, GNMA Collateralized Single Family Mortgage Revenue Bonds, Series 1988E-4, 6.375%, 6/01/26 (Alternative Minimum Tax)	6/13 at 100.00	AA+	2,646,442
9,505	District of Columbia, General Obligation Bonds, Series 1998B, 6.000%, 6/01/20 – NPFG Insured	No Opt. Call	Aa2	12,336,064

18	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	District of Columbia (continued)
$2,130	Washington Convention Center Authority, District of Columbia, Dedicated Tax Revenue Bonds, Tender Option Bond Trust 1606, 11.456%, 10/01/30 – AMBAC Insured (IF) (5)	10/16 at 100.00	AA+	$2,444,409
3,335	Washington Convention Center Authority, District of Columbia, Dedicated Tax Revenue Bonds, Tender Option Bond Trust 1730, 11.452%, 10/01/30 – AMBAC Insured (IF) (5)	10/16 at 100.00	AA+	3,827,079
17,610	Total District of Columbia			21,253,994
	Florida – 10.5% (7.1% of Total Investments)
2,875	Brevard County Health Facilities Authority, Florida, Revenue Bonds, Health First Inc. Project, Series 2005, 5.000%, 4/01/24	4/16 at 100.00	A–	3,045,459
2,000	Florida Ports Financing Commission, Revenue Bonds, State Transportation Trust Fund, Refunding Series 2011B, 5.375%, 10/01/29 (Alternative Minimum Tax)	10/21 at 100.00	AA+	2,356,680
8,000	Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa International Airport, Series 2003A, 5.375%, 10/01/16 – NPFG Insured (Alternative Minimum Tax)	10/13 at 100.00	A+	8,166,320
5,400	Hillsborough County Industrial Development Authority, Florida, Exempt Facilities Remarketed Revenue Bonds, National Gypsum Company, Apollo Beach Project, Series 2000B, 7.125%, 4/01/30 (Alternative Minimum Tax)	10/13 at 100.00	N/R	5,402,970
8,000	JEA, Florida, Water and Sewer System Revenue Bonds, Series 2010D, 5.000%, 10/01/39	4/20 at 100.00	AA	9,038,240
2,930	Miami-Dade County Educational Facilities Authority, Florida, Revenue Bonds, University of Miami Issue, Series 2012A, 5.000%, 4/01/42	No Opt. Call	A–	3,289,042
19,750	Miami-Dade County Expressway Authority, Florida, Toll System Revenue Bonds, Series 2006, 4.500%, 7/01/33 – AMBAC Insured	7/16 at 100.00	A–	20,647,045
	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Refunding Series 2012A:
1,000	5.000%, 10/01/29 (Alternative Minimum Tax)	No Opt. Call	A	1,127,580
1,800	5.000%, 10/01/30 (Alternative Minimum Tax)	No Opt. Call	A	2,020,392
7,840	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2010B, 5.000%, 10/01/41	10/20 at 100.00	A	8,784,485
1,800	Miami-Dade County, Florida, Subordinate Special Obligation Refunding Bonds Series 2012B, 5.000%, 10/01/37	10/22 at 100.00	A+	2,014,254
11,100	Miami-Dade County, Florida, Transit System Sales Surtax Revenue Bonds, Series 2012, 5.000%, 7/01/42	7/22 at 100.00	AA	12,530,568
6,910	South Miami Health Facilities Authority, Florida, Hospital Revenue, Baptist Health System Obligation Group, Series 2007, 5.000%, 8/15/42 (UB) (5)	8/17 at 100.00	AA	7,571,702
1,785	Tallahassee, Florida, Energy System Revenue Bonds, Series 2005, 5.000%, 10/01/28 – NPFG Insured	10/15 at 100.00	AA	1,938,439
12,690	Tampa-Hillsborough County Expressway Authority, Florida, Revenue Bonds, Refunding Series 2012B, 5.000%, 7/01/42	No Opt. Call	A–	14,166,228
2,375	Volusia County School Board, Florida, Certificates of Participation, Series 2005B, 5.000%, 8/01/22 – AGM Insured	8/15 at 100.00	Aa3	2,502,846
96,255	Total Florida			104,602,250
	Georgia – 1.5% (1.0% of Total Investments)
2,625	Fulton County Development Authority, Georgia, Revenue Bonds, Georgia Tech Molecular Science Building, Series 2004, 5.250%, 5/01/24 – NPFG Insured	5/14 at 100.00	Aa3	2,741,393
1,900	Fulton-DeKalb Hospital Authority, Georgia, Revenue Refunding Certificates, Series 2003, 5.250%, 1/01/20 – AGM Insured	No Opt. Call	Aa2	1,962,377
4,125	Fulton-DeKalb Hospital Authority, Georgia, Revenue Refunding Certificates, Series 2003, 5.250%, 1/01/20 (Pre-refunded 1/01/14) – AGM Insured	1/14 at 100.00	Aa2 (4)	4,264,136
5,010	Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax Revenue Refunding Bonds, Series 1992P, 6.250%, 7/01/20 – AMBAC Insured	No Opt. Call	Aa2	5,790,007
13,660	Total Georgia			14,757,913

Nuveen Investments	19

Nuveen Premium Income Municipal Fund, Inc. (continued)
NPI	Portfolio of Investments
April 30, 2013 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Hawaii – 1.0% (0.7% of Total Investments)
$5,000	Hawaii State, General Obligation Bonds, Series 2003DA, 5.250%, 9/01/21 – NPFG Insured	9/13 at 100.00	AA	$5,083,300
5,000	Hawaii State, General Obligation Bonds, Series 2003DA, 5.250%, 9/01/21 (Pre-refunded 9/01/13) – NPFG Insured	9/13 at 100.00	Aa2 (4)	5,084,400
10,000	Total Hawaii			10,167,700
	Idaho – 0.3% (0.2% of Total Investments)
	Madison County, Idaho, Hospital Revenue Certificates of Participation, Madison Memorial Hospital, Series 2006:
2,185	5.250%, 9/01/30	9/16 at 100.00	BB+	2,260,077
600	5.250%, 9/01/37	9/16 at 100.00	BB+	617,220
2,785	Total Idaho			2,877,297
	Illinois – 12.4% (8.3% of Total Investments)
	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax Revenues, Series 1998B-1:
8,890	0.000%, 12/01/16 – FGIC Insured	No Opt. Call	A+	8,467,103
10,000	0.000%, 12/01/20 – FGIC Insured	No Opt. Call	A+	8,126,000
10,130	0.000%, 12/01/24 – FGIC Insured	No Opt. Call	A+	6,690,460
	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax Revenues, Series 1999A:
15,000	0.000%, 12/01/21 – FGIC Insured	No Opt. Call	A+	11,522,850
10,000	0.000%, 12/01/23 – FGIC Insured	No Opt. Call	A+	6,913,300
3,800	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Series 2011, 5.250%, 12/01/40	12/21 at 100.00	AA	4,354,610
3,130	Chicago, Illinois, Sales Tax Revenue Bonds, Series 2011A, 5.000%, 1/01/41	1/22 at 100.00	AAA	3,499,434
13,310	Cook County, Illinois, General Obligation Bonds, Refunding Series 2010A, 5.250%, 11/15/33	11/20 at 100.00	AA	15,177,925
8,810	Illinois Development Finance Authority, Pollution Control Revenue Refunding Bonds, Illinois Power Company, Series 1994A, 5.700%, 2/01/24 – NPFG Insured	8/13 at 100.00	A–	8,828,061
	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2004:
1,050	5.250%, 11/15/22 (Pre-refunded 5/15/14)	5/14 at 100.00	A (4)	1,103,624
3,000	5.250%, 11/15/23 (Pre-refunded 5/15/14)	5/14 at 100.00	A (4)	3,153,210
985	Illinois Finance Authority, Revenue Bonds, Proctor Hospital, Series 2006, 5.125%, 1/01/25	1/16 at 100.00	BB+	973,860
2,880	Illinois Finance Authority, Revenue Bonds, Provena Health, Series 2009A, 7.750%, 8/15/34	8/19 at 100.00	BBB+	3,701,779
1,970	Illinois Finance Authority, Revenue Bonds, The University of Chicago, Series 2012A, 5.000%, 10/01/51	10/21 at 100.00	Aa1	2,192,177
10,280	Illinois Health Facilities Authority, Revenue Bonds, Sherman Health Systems, Series 1997, 5.250%, 8/01/27 – AMBAC Insured	8/13 at 100.00	BBB	10,290,794
1,115	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Tender Option Bond Trust 4304, 17.980%, 1/01/21 (WI/DD, Settling 5/16/13) (IF)	No Opt. Call	AA–	1,708,738
1,000	Lombard Public Facilities Corporation, Illinois, Second Tier Conference Center and Hotel Revenue Bonds, Series 2005B, 5.250%, 1/01/30	1/16 at 100.00	CCC	470,990
10,000	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Refunding Bonds, Series 2010A, 5.500%, 6/15/50	6/20 at 100.00	AAA	11,201,000
5,290	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 1993A, 0.000%, 6/15/15 – FGIC Insured	No Opt. Call	A3	5,186,792
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 1993A:
3,590	0.000%, 6/15/15 – FGIC Insured (ETM)	No Opt. Call	A3 (4)	3,551,479
1,160	0.000%, 6/15/15 – FGIC Insured (ETM)	No Opt. Call	A3 (4)	1,147,553
3,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Hospitality Facility, Series 1996A, 7.000%, 7/01/26 (ETM)	No Opt. Call	Aaa	4,310,850
128,390	Total Illinois			122,572,589

20	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Indiana – 0.6% (0.4% of Total Investments)
$2,005	Hamilton County Public Building Corporation, Indiana, First Mortgage Bonds, Series 2004, 5.000%, 8/01/22 (Pre-refunded 8/01/14) – AGM Insured	8/14 at 100.00	Aaa	$2,123,556
1,260	Indiana Finance Authority, Hospital Revenue Bonds, Community Health Network Project, Series 2012A, 5.000%, 5/01/42	5/23 at 100.00	A	1,397,579
2,500	Indiana Finance Authority, Revenue Bonds, Trinity Health Care Group, Refunding Series 2010B., 5.000%, 12/01/37	12/20 at 100.00	AA	2,747,000
5,765	Total Indiana			6,268,135
	Iowa – 1.4% (1.0% of Total Investments)
2,105	Iowa Finance Authority, Industrial Remarketed Revenue Refunding Bonds, Urbandale Hotel Corporation, Series 1989A, 8.500%, 8/01/16 (Alternative Minimum Tax) (ETM)	No Opt. Call	AA+ (4)	2,254,329
	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C:
10,000	5.500%, 6/01/42	6/15 at 100.00	B+	9,712,800
2,000	5.625%, 6/01/46	6/15 at 100.00	B+	1,961,620
14,105	Total Iowa			13,928,749
	Kansas – 0.6% (0.4% of Total Investments)
6,000	Kansas Department of Transportation, Highway Revenue Bonds, Series 2004A, 5.000%, 3/01/21 (Pre-refunded 3/01/14)	3/14 at 100.00	AAA	6,238,500
	Kentucky – 2.0% (1.3% of Total Investments)
3,800	Kentucky Economic Development Finance Authority, Hospital Facilities Revenue Bonds, Owensboro Medical Health System, Series 2010A, 6.500%, 3/01/45	6/20 at 100.00	BBB+	4,582,610
9,195	Lexington-Fayette Urban County Government Public Facilities Corporation, Kentucky State Lease Revenue Bonds, Eastern State Hospital Project, Series 2011A, 5.250%, 6/01/30	6/21 at 100.00	Aa3	10,717,140
	Marshall County School District Finance Corporation, Kentucky, School Building Revenue Bonds, Series 2004:
1,210	5.000%, 6/01/19 (Pre-refunded 6/01/14) – AMBAC Insured	6/14 at 100.00	Aa3 (4)	1,272,182
1,270	5.000%, 6/01/20 (Pre-refunded 6/01/14) – AMBAC Insured	6/14 at 100.00	Aa3 (4)	1,335,265
1,335	5.000%, 6/01/21 (Pre-refunded 6/01/14) – AMBAC Insured	6/14 at 100.00	Aa3 (4)	1,403,606
16,810	Total Kentucky			19,310,803
	Louisiana – 4.3% (2.9% of Total Investments)
	Louisiana Public Facilities Authority, Extended Care Facilities Revenue Bonds, Comm-Care Corporation Project, Series 1994:
115	11.000%, 2/01/14 (ETM)	No Opt. Call	N/R (4)	123,634
1,055	11.000%, 2/01/14 (ETM)	No Opt. Call	N/R (4)	1,133,787
2,000	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan Missionaries of Our Lady Health System, Series 2005A, 5.250%, 8/15/31	8/15 at 100.00	A+	2,076,100
5,800	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2007A, 5.500%, 5/15/47	5/17 at 100.00	Baa1	6,167,894
4,305	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2011, 6.750%, 5/15/41	5/21 at 100.00	Baa1	5,206,037
	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2005A:
1,200	5.000%, 5/01/25 (Pre-refunded 5/01/15) – FGIC Insured	5/15 at 100.00	Aa1 (4)	1,311,900
2,210	5.000%, 5/01/26 (Pre-refunded 5/01/15) – FGIC Insured	5/15 at 100.00	Aa1 (4)	2,416,083
2,500	5.000%, 5/01/27 (Pre-refunded 5/01/15) – FGIC Insured	5/15 at 100.00	Aa1 (4)	2,733,125
	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006A:
930	4.750%, 5/01/39 – AGM Insured (UB)	5/16 at 100.00	Aa1	1,013,793
10,105	4.500%, 5/01/41 – FGIC Insured (UB)	5/16 at 100.00	Aa1	10,905,519
	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Bonds, Series 2001B:
270	5.500%, 5/15/30	5/13 at 100.00	A1	271,488
8,785	5.875%, 5/15/39	5/13 at 100.00	A–	8,833,405
39,275	Total Louisiana			42,192,765

Nuveen Investments	21

Nuveen Premium Income Municipal Fund, Inc. (continued)
NPI	Portfolio of Investments
April 30, 2013 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Maryland – 0.9% (0.6% of Total Investments)
$2,200	Baltimore, Maryland, Senior Lien Convention Center Hotel Revenue Bonds, Series 2006A, 5.250%, 9/01/27 – SYNCORA GTY Insured	9/16 at 100.00	BB+	$2,267,980
450	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Medical Center, Series 2011, 6.000%, 7/01/25	7/21 at 100.00	BBB	545,877
2,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Washington County Hospital, Series 2008, 5.750%, 1/01/33	1/18 at 100.00	BBB	2,181,838
3,465	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Western Maryland Health, Series 2006A, 4.750%, 7/01/36 – NPFG Insured	7/16 at 100.00	Baa2	3,605,850
735	Montgomery County Housing Opportunities Commission, Maryland, Multifamily Housing Development Bonds, Series 2000B, 6.200%, 7/01/30 (Alternative Minimum Tax)	7/13 at 100.00	Aaa	736,470
8,850	Total Maryland			9,338,015
	Massachusetts – 4.5% (3.0% of Total Investments)
805	Massachusetts Development Finance Agency, Revenue Bonds, Boston University, Series 2013X, 5.000%, 10/01/48	10/23 at 100.00	A1	910,487
2,300	Massachusetts Development Finance Agency, Revenue Bonds, Olin College, Series 2013E, 5.000%, 11/01/43 (WI/DD, Settling 5/09/13)	11/23 at 100.00	A+	2,589,179
2,025	Massachusetts Health and Educational Facilities Authority, Revenue Refunding Bonds, Suffolk University Issue, Series 2009A, 5.750%, 7/01/39	7/19 at 100.00	BBB	2,290,741
700	Massachusetts Port Authority, Special Facilities Revenue Bonds, ConRac Project, Series 2011A, 5.125%, 7/01/41	7/21 at 100.00	A	784,672
3,820	Massachusetts State, Special Obligation Dedicated Tax Revenue Bonds, Series 2004, 5.250%, 1/01/24 (Pre-refunded 1/01/14) – FGIC Insured	1/14 at 100.00	A1 (4)	3,946,213
13,000	Massachusetts Water Pollution Abatement Trust, Pooled Loan Program Bonds, Series 2006, 4.375%, 8/01/36 (UB)	8/16 at 100.00	AAA	13,646,360
5,590	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2005A, 5.250%, 8/01/25 – NPFG Insured	8/17 at 100.00	AA+	6,545,555
370	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2005A, 5.250%, 8/01/25 (Pre-refunded 8/01/17) – NPFG Insured	8/17 at 100.00	Aa1 (4)	441,976
5,535	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2007A, 4.500%, 8/01/46 – AGM Insured (UB) (5)	2/17 at 100.00	AA+	5,841,307
6,700	Metropolitan Boston Transit Parking Corporation, Massachusetts, Systemwide Senior Lien Parking Revenue Bonds, Series 2011, 5.000%, 7/01/41	7/21 at 100.00	A+	7,517,132
40,845	Total Massachusetts			44,513,622
	Michigan – 3.3% (2.2% of Total Investments)
2,650	Detroit Water and Sewerage Department, Michigan, Sewage Disposal System Revenue Bonds, Refunding Senior Lien Series 2012A, 5.250%, 7/01/39	7/22 at 100.00	A+	2,896,715
3,000	Kent Hospital Finance Authority, Michigan, Revenue Bonds, Metropolitan Hospital, Series 2005A, 6.000%, 7/01/35	7/15 at 100.00	BB+	3,187,530
3,665	Lansing Board of Water and Light, Michigan, Utility System Revenue Bonds, Series 2011A, 5.500%, 7/01/41	7/21 at 100.00	AA–	4,343,282
10,000	Michigan State Building Authority, Revenue Refunding Bonds, Facilities Program, Series 2003II, 5.000%, 10/15/23 – NPFG Insured	10/13 at 100.00	Aa3	10,208,100
1,000	Michigan State Building Authority, Revenue Refunding Bonds, Facilities Program, Series 2011-I-A, 5.375%, 10/15/41	10/21 at 100.00	Aa3	1,153,240
5,200	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group, Series 2009C, 5.000%, 12/01/48	6/22 at 100.00	AA	5,753,384
	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group, Series 2006A:
725	5.000%, 12/01/31 (Pre-refunded 12/01/16) (UB)	12/16 at 100.00	N/R (4)	836,650
3,275	5.000%, 12/01/31 (UB)	12/16 at 100.00	AA	3,613,209
850	Monroe County Hospital Finance Authority, Michigan, Mercy Memorial Hospital Corporation Revenue Bonds, Series 2006, 5.500%, 6/01/35	6/16 at 100.00	BBB	908,149
30,365	Total Michigan			32,900,259

22	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Minnesota – 3.9% (2.7% of Total Investments)
$13,650	Cohasset, Minnesota, Pollution Control Revenue Bonds, Allete Inc., Series 2004, 4.950%, 7/01/22	7/14 at 100.00	A	$14,023,874
2,000	Duluth Economic Development Authority, Minnesota, Healthcare Facilities Revenue Bonds, Benedictine Health System – St. Mary’s Duluth Clinic, Series 2004, 5.375%, 2/15/22 (Pre-refunded 2/15/14)	2/14 at 100.00	N/R (4)	2,079,940
3,000	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Senior Lien Series 2010A, 5.000%, 1/01/35	1/20 at 100.00	AA–	3,388,170
90	Minnesota Agricultural and Economic Development Board, Healthcare System Revenue Bonds, Fairview Hospital and Healthcare Services, Series 1997A, 5.750%, 11/15/26 – NPFG Insured	5/13 at 100.00	A	90,173
1,500	Minnesota Municipal Power Agency, Electric Revenue Bonds, Series 2004A, 5.250%, 10/01/24	10/14 at 100.00	A3	1,597,440
1,545	St. Paul Housing and Redevelopment Authority, Minnesota, Revenue Bonds, Healtheast Inc., Series 2005, 6.000%, 11/15/25	11/15 at 100.00	BBB–	1,672,076
13,815	St. Paul Housing and Redevelopment Authority, Minnesota, Sales Tax Revenue Refunding Bonds, Civic Center Project, Series 1996, 7.100%, 11/01/23 – AGM Insured	11/15 at 103.00	AA–	16,152,084
35,600	Total Minnesota			39,003,757
	Mississippi – 0.7% (0.5% of Total Investments)
6,875	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, Baptist Memorial Healthcare, Series 2004B-1, 5.000%, 9/01/24 (UB)	9/14 at 100.00	AA–	7,244,806
	Missouri – 0.6% (0.4% of Total Investments)
2,000	Cole County Industrial Development Authority, Missouri, Revenue Bonds, Lutheran Senior Services – Heisinger Project, Series 2004, 5.250%, 2/01/24	2/14 at 100.00	BBB+	2,023,000
500	Hannibal Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Hannibal Regional Hospital, Series 2006, 5.000%, 3/01/22	3/16 at 100.00	BBB+	520,820
	Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds, Branson Landing Project, Series 2005A:
1,565	6.000%, 6/01/20	No Opt. Call	A	1,792,128
1,660	5.000%, 6/01/35	6/15 at 100.00	A	1,704,073
5,725	Total Missouri			6,040,021
	Nebraska – 0.3% (0.2% of Total Investments)
1,620	Omaha Public Power District, Nebraska, Separate Electric System Revenue Bonds, Nebraska City 2, Series 2006A, 19.934%, 8/01/40 – AMBAC Insured (IF)	2/17 at 100.00	AA+	2,798,809
	Nevada – 1.7% (1.1% of Total Investments)
8,800	Clark County, Nevada, Airport Revenue Bonds, Subordinate Lien Series 2010B, 5.750%, 7/01/42	1/20 at 100.00	A+	10,354,344
2,700	Las Vegas Redevelopment Agency, Nevada, Tax Increment Revenue Bonds, Series 2009A, 8.000%, 6/15/30	6/19 at 100.00	BBB–	3,095,037
2,600	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Water Series 2012B, 5.000%, 6/01/42	6/22 at 100.00	AA+	2,947,750
14,100	Total Nevada			16,397,131
	New Jersey – 6.9% (4.6% of Total Investments)
190	Middlesex County Improvement Authority, New Jersey, Senior Revenue Bonds, Heldrich Center Hotel/Conference Center Project, Series 2005A, 5.000%, 1/01/15	No Opt. Call	Caa1	132,998
	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2005P:
3,655	5.250%, 9/01/24 (Pre-refunded 9/01/15)	9/15 at 100.00	A+ (4)	4,073,242
2,000	5.250%, 9/01/26 (Pre-refunded 9/01/15)	9/15 at 100.00	A+ (4)	2,228,860
300	New Jersey Educational Facilities Authority, Revenue Refunding Bonds, University of Medicine and Dentistry of New Jersey, Series 2009B, 7.500%, 12/01/32	6/19 at 100.00	A–	373,728
800	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters University Hospital, Series 2007, 5.750%, 7/01/37	7/18 at 100.00	BB+	871,176
3,850	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series 2006A, 5.250%, 12/15/20	No Opt. Call	A+	4,780,699

Nuveen Investments	23

Nuveen Premium Income Municipal Fund, Inc. (continued)
NPI	Portfolio of Investments
April 30, 2013 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	New Jersey (continued)
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2003C:
$5,410	5.500%, 6/15/20 (Pre-refunded 6/15/13)	6/13 at 100.00	Aaa	$5,445,977
9,250	5.500%, 6/15/23 (Pre-refunded 6/15/13)	6/13 at 100.00	Aaa	9,311,513
7,330	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2011B, 5.500%, 6/15/31	6/21 at 100.00	A+	8,709,213
	New Jersey Turnpike Authority, Revenue Bonds, Series 2000A:
3,915	6.000%, 1/01/14 – NPFG Insured (ETM)	No Opt. Call	A+ (4)	4,065,884
7,585	6.000%, 1/01/14 – NPFG Insured (ETM)	No Opt. Call	A+ (4)	7,877,326
2,500	New Jersey Turnpike Authority, Revenue Bonds, Series 2003A, 5.000%, 1/01/19 (Pre-refunded 7/01/13) – FGIC Insured	7/13 at 100.00	A+ (4)	2,520,250
9,130	New Jersey Turnpike Authority, Revenue Bonds, Series 2005A, 5.000%, 1/01/25 – AGM Insured	1/15 at 100.00	AA–	9,749,562
1,315	New Jersey Turnpike Authority, Revenue Bonds, Tender Option Bond Trust 1154, 17.041%, 1/01/43 (IF) (5)	7/22 at 100.00	A+	1,921,123
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2007-1A:
4,455	4.500%, 6/01/23	6/17 at 100.00	B1	4,458,119
2,000	4.750%, 6/01/34	6/17 at 100.00	B2	1,761,780
63,685	Total New Jersey			68,281,450
	New Mexico – 0.7% (0.5% of Total Investments)
5,585	Santa Fe County, New Mexico, Correctional System Gross Receipts Tax Revenue Bonds, Series 1997, 6.000%, 2/01/27 – AGM Insured	No Opt. Call	AA–	6,992,532
	New York – 14.5% (9.7% of Total Investments)
	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue Bonds, Barclays Center Project, Series 2009:
2,000	6.000%, 7/15/30	1/20 at 100.00	BBB–	2,389,520
5,000	0.000%, 7/15/44	No Opt. Call	BBB–	1,185,650
4,800	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2012A, 5.000%, 7/01/42	7/22 at 100.00	AA–	5,524,944
	Dormitory Authority of the State of New York, Revenue Bonds, University of Rochester, Series 2004A:
1,000	5.250%, 7/01/22	7/14 at 100.00	AA–	1,051,630
500	5.250%, 7/01/24	7/14 at 100.00	AA–	525,815
1,025	Dormitory Authority of the State of New York, Revenue Bonds, University of Rochester, Series 2004A, 5.250%, 7/01/20 (Pre-refunded 7/01/14)	7/14 at 100.00	AA+ (4)	1,083,743
1,995	Dormitory Authority of the State of New York, State and Local Appropriation Lease Bonds, Upstate Community Colleges, Series 2004B, 5.250%, 7/01/20	7/14 at 100.00	AA–	2,111,528
5,325	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose Series 2011C, 5.000%, 3/15/41	3/21 at 100.00	AAA	6,044,887
2,335	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series 2005F, 5.000%, 3/15/24 – AMBAC Insured	3/15 at 100.00	AAA	2,530,323
	Dormitory Authority of the State of NY, Rochester Institute of Technology Revenue Bond, Series 2012:
1,100	5.000%, 7/01/38	No Opt. Call	A1	1,263,295
1,500	5.000%, 7/01/42	No Opt. Call	A1	1,722,675
6,915	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 4.500%, 2/15/47 – NPFG Insured	2/17 at 100.00	A	7,156,264
6,000	Liberty Development Corporation, New York, Goldman Sachs Headquarter Revenue Bonds, Series 2005, 5.250%, 10/01/35	No Opt. Call	A	7,137,960
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A:
7,000	5.000%, 12/01/23 – FGIC Insured	6/16 at 100.00	A	7,762,650
5,000	5.000%, 12/01/24 – FGIC Insured	6/16 at 100.00	A	5,531,950

24	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	New York (continued)
$5,000	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2006F, 4.250%, 5/01/33 – NPFG Insured	11/16 at 100.00	A	$5,134,050
15,605	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Refunding Series 2012A, 0.000%, 11/15/32	No Opt. Call	AA	7,826,064
3,900	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2005B, 5.000%, 11/15/30 – AMBAC Insured	11/15 at 100.00	A	4,207,671
5,780	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2005F, 5.000%, 11/15/30	11/15 at 100.00	A	6,235,984
750	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2011A, 5.000%, 11/15/41	11/21 at 100.00	A	837,420
	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, United Jewish Appeal – Federation of Jewish Philanthropies of New York Inc., Series 2004A:
2,185	5.250%, 7/01/20	7/14 at 100.00	Aa1	2,306,246
2,050	5.250%, 7/01/21	7/14 at 100.00	Aa1	2,162,279
2,420	5.250%, 7/01/22	4/14 at 100.00	Aa1	2,550,777
1,370	5.250%, 7/01/24	4/14 at 100.00	Aa1	1,440,733
3,125	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue Bonds, Second Generation Resolution, Fiscal 2011 Series EE, 5.375%, 6/15/43	12/20 at 100.00	AA+	3,695,125
	New York City, New York, General Obligation Bonds, Fiscal Series 2003D:
5,325	5.250%, 10/15/22 (Pre-refunded 10/15/13)	10/13 at 100.00	Aa2 (4)	5,447,475
7,175	5.250%, 10/15/22 (Pre-refunded 10/15/13)	10/13 at 100.00	AA (4)	7,340,025
	New York City, New York, General Obligation Bonds, Fiscal Series 2003J:
95	5.500%, 6/01/23	6/13 at 100.00	AA	95,433
4,905	5.500%, 6/01/23 (Pre-refunded 6/01/13)	6/13 at 100.00	AAA	4,927,367
7,960	New York City, New York, General Obligation Bonds, Fiscal Series 2005M, 5.000%, 4/01/24 (UB)	4/15 at 100.00	AA	8,640,978
6,000	New York City, New York, General Obligation Bonds, Series 2004C-1, 5.250%, 8/15/20 (UB)	8/14 at 100.00	AA	6,380,160
	New York Convention Center Development Corporation, Hotel Unit Fee Revenue Bonds, Series 2005:
5,000	5.000%, 11/15/44 – AMBAC Insured	11/15 at 100.00	AA+	5,233,500
1,630	17.046%, 11/15/44 – AMBAC Insured (IF)	11/15 at 100.00	AA+	1,934,484
650	New York Counties Tobacco Trust I, Tobacco Settlement Pass-Through Bonds, Series 2000B, 6.500%, 6/01/35	6/13 at 100.00	Baa1	649,955
6,460	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, Series 2004A-1, 5.000%, 3/15/26 (Pre-refunded 3/15/14) – FGIC Insured	3/14 at 100.00	AAA	6,721,563
4,750	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Thirty-Fifth Series 2004, 5.000%, 9/15/28 – SYNCORA GTY Insured	3/14 at 101.00	AA–	4,969,923
1,325	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC Project, Eighth Series 2010, 6.000%, 12/01/42	12/20 at 100.00	BBB–	1,555,257
144,955	Total New York			143,315,303
	North Carolina – 1.5% (1.0% of Total Investments)
	Charlotte, North Carolina, Certificates of Participation, Governmental Facilities Projects, Series 2003G:
5,785	5.250%, 6/01/22 (Pre-refunded 6/01/13)	6/13 at 100.00	AA+ (4)	5,809,818
3,475	5.250%, 6/01/23 (Pre-refunded 6/01/13)	6/13 at 100.00	AA+ (4)	3,489,804
2,850	Charlotte-Mecklenburg Hospital Authority, North Carolina, Carolinas HealthCare System Revenue Bonds, Series 2008, Trust 1149, 15.092%, 7/15/32 (IF) (5)	1/18 at 100.00	AA–	3,481,418
1,050	Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care System Revenue Bonds, Carolinas Health Care, Series 2007A, 5.000%, 1/15/31	1/17 at 100.00	AA–	1,155,735
1,000	Gaston County Industrial Facilities and Pollution Control Financing Authority, North Carolina, National Gypsum Company Project Exempt Facilities Revenue Bonds, Series 2005, 5.750%, 8/01/35 (Alternative Minimum Tax)	8/15 at 100.00	N/R	937,380
14,160	Total North Carolina			14,874,155

Nuveen Investments	25

Nuveen Premium Income Municipal Fund, Inc. (continued)
NPI	Portfolio of Investments
April 30, 2013 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Ohio – 3.6% (2.4% of Total Investments)
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2:
$250	5.125%, 6/01/24	6/17 at 100.00	B–	$232,075
2,850	5.875%, 6/01/30	6/17 at 100.00	B	2,556,650
4,745	5.750%, 6/01/34	6/17 at 100.00	B	4,162,077
6,285	5.875%, 6/01/47	6/17 at 100.00	B	5,615,459
16,820	JobsOhio Beverage System, Ohio, Statewide Senior Lien Liquor Profits Revenue Bonds, Tax Exempt Series 2013A, 5.000%, 1/01/38 (UB) (5)	1/23 at 100.00	AA	19,102,810
1,000	Ohio Higher Educational Facilities Commission, Revenue Bonds, University of Dayton, Refunding Series 2011A, 5.375%, 12/01/30	12/20 at 100.00	A	1,167,060
	Ohio State University, General Receipts Bonds, Series 2003B:
2,225	5.250%, 6/01/20 (Pre-refunded 6/01/13)	6/13 at 100.00	N/R (4)	2,234,367
495	5.250%, 6/01/20 (Pre-refunded 6/01/13)	6/13 at 100.00	AA (4)	497,084
34,670	Total Ohio			35,567,582
	Oklahoma – 2.5% (1.7% of Total Investments)
1,050	Norman Regional Hospital Authority, Oklahoma, Hospital Revenue Bonds, Series 2005, 5.375%, 9/01/36	9/16 at 100.00	BB+	1,087,643
3,500	Oklahoma Capitol Improvement Authority, State Facilities Revenue Bonds, Series 2005F, 5.000%, 7/01/24 – AMBAC Insured	7/15 at 100.00	AA	3,811,150
	Oklahoma Development Finance Authority, Revenue Bonds, Saint John Health System, Series 2007:
6,840	5.000%, 2/15/37	2/17 at 100.00	A	7,274,750
1,335	5.000%, 2/15/42	2/17 at 100.00	A	1,416,916
10,035	Tulsa County Industrial Authority, Oklahoma, Health Care Revenue Bonds, Saint Francis Health System, Series 2006, 5.000%, 12/15/36 (UB)	12/16 at 100.00	AA+	10,938,251
143	Tulsa County Industrial Authority, Oklahoma, Health Care Revenue Bonds, Saint Francis Health System, Series 2008, Trust 3500, 8.446%, 6/15/30 (IF)	12/16 at 100.00	AA+	166,402
22,903	Total Oklahoma			24,695,112
	Oregon – 0.4% (0.3% of Total Investments)
1,060	Oregon Department of Administrative Services, Certificates of Participation, Series 2005A, 5.000%, 5/01/24 (Pre-refunded 5/01/15) – AGM Insured	5/15 at 100.00	AA (4)	1,157,509
2,500	Oregon State Department of Transportation, Highway User Tax Revenue Bonds, Series 2004A, 5.000%, 11/15/21 (Pre-refunded 11/15/14)	11/14 at 100.00	AAA	2,680,175
3,560	Total Oregon			3,837,684
	Pennsylvania – 4.5% (3.0% of Total Investments)
4,530	Allegheny County, Pennsylvania, General Obligation Bonds, Series 2011C-65, 5.375%, 5/01/31	5/21 at 100.00	A+	5,176,114
980	Bucks County Industrial Development Authority, Pennsylvania, Charter School Revenue Bonds, School Lane Charter School, Series 2007A, 5.000%, 3/15/37	3/17 at 100.00	BBB	999,992
	Lancaster Higher Education Authority, Pennsylvania, Revenue Bonds, Franklin and Marshall College, Series 2003C:
1,340	5.250%, 4/15/15	10/13 at 100.00	AA–	1,345,655
1,960	5.250%, 4/15/17	10/13 at 100.00	AA–	1,968,173
1,670	Montgomery County Industrial Development Authority, Pennsylvania, FHA Insured Mortgage Revenue Bonds, New Regional Medical Center Project, Series 2010, 5.375%, 8/01/38	8/20 at 100.00	AA	1,927,297
1,000	Pennsylvania State University, General Revenue Bonds, Series 2005, 5.000%, 9/01/29	9/15 at 100.00	AA	1,091,100
5,250	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Subordinate Special Revenue Bonds, Series 2010A, 0.000%, 12/01/34	12/20 at 100.00	AA	5,212,515
2,625	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2006A, 5.000%, 12/01/26 – AMBAC Insured	6/16 at 100.00	A+	2,870,123
	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Fifth Series 2004A-1:
4,505	5.000%, 9/01/21 – AGM Insured	9/14 at 100.00	AA–	4,741,152
4,735	5.000%, 9/01/22 – AGM Insured	9/14 at 100.00	AA–	4,976,722

26	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
$14,000	State Public School Building Authority, Pennsylvania, Lease Revenue Bonds, Philadelphia School District, Series 2003, 5.250%, 6/01/24 (Pre-refunded 6/01/13) – AGM Insured	6/13 at 100.00	AA+ (4)	$14,060,760
42,595	Total Pennsylvania			44,369,603
	Puerto Rico – 0.3% (0.2% of Total Investments)
500	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Senior Series 2011C, 0.000%, 8/01/38	No Opt. Call	AA–	127,820
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A:
300	0.000%, 8/01/44 – NPFG Insured	No Opt. Call	AA–	52,425
75	0.000%, 8/01/45 – NPFG Insured	No Opt. Call	AA–	12,323
175	0.000%, 8/01/47 – AMBAC Insured	No Opt. Call	AA–	25,310
2,725	0.000%, 8/01/54 – AMBAC Insured	No Opt. Call	AA–	236,067
100	0.000%, 8/01/56	No Opt. Call	AA–	7,623
2,500	5.250%, 8/01/57	8/17 at 100.00	AA–	2,600,300
6,375	Total Puerto Rico			3,061,868
	Rhode Island – 0.5% (0.4% of Total Investments)
	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2002A:
1,020	6.125%, 6/01/32	6/13 at 100.00	BBB+	1,030,098
4,065	6.250%, 6/01/42	6/13 at 100.00	BBB–	4,161,584
5,085	Total Rhode Island			5,191,682
	South Carolina – 4.1% (2.8% of Total Investments)
8,610	Dorchester County School District 2, South Carolina, Installment Purchase Revenue Bonds, GROWTH, Series 2004, 5.250%, 12/01/24	12/14 at 100.00	AA–	9,218,469
	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Series 2003:
5,090	5.250%, 12/01/18 (Pre-refunded 12/01/13)	12/13 at 100.00	AA (4)	5,240,410
3,595	5.250%, 12/01/20 (Pre-refunded 12/01/13)	12/13 at 100.00	AA (4)	3,701,232
1,865	5.250%, 12/01/21 (Pre-refunded 12/01/13)	12/13 at 100.00	AA (4)	1,920,111
	Lexington County Health Service District, South Carolina, Hospital Revenue Bonds, Series 2004:
1,805	6.000%, 5/01/19 (Pre-refunded 5/01/14)	5/14 at 100.00	AA– (4)	1,909,221
2,400	5.500%, 5/01/24 (Pre-refunded 5/01/14)	5/14 at 100.00	AA– (4)	2,526,576
	South Carolina JOBS Economic Development Authority, Hospital Refunding and Improvement Revenue Bonds, Palmetto Health Alliance, Series 2003C:
13,345	6.375%, 8/01/34 (Pre-refunded 8/01/13)	8/13 at 100.00	BBB+ (4)	13,552,515
1,655	6.375%, 8/01/34 (Pre-refunded 8/01/13)	8/13 at 100.00	BBB+ (4)	1,680,735
875	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, Palmetto Health, Refunding Series 2011A, 6.500%, 8/01/39 – AGM Insured	8/21 at 100.00	AA–	1,069,766
39,240	Total South Carolina			40,819,035
	Tennessee – 1.7% (1.2% of Total Investments)
2,565	Harpeth Valley Utilities District, Davidson and Williamson Counties, Tennessee, Utilities Revenue Bonds, Series 2012A, 4.000%, 9/01/42	9/22 at 100.00	AA	2,641,745
6,400	Johnson City Health and Educational Facilities Board, Tennessee, Revenue Bonds, Mountain States Health Alliance, Series 2006A, 5.500%, 7/01/36	7/16 at 100.00	BBB+	6,771,648
6,100	Knox County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue Refunding Bonds, Covenant Health, Series 2006, 0.000%, 1/01/40	1/17 at 31.68	A	1,634,251
5,000	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Refunding Bonds, Vanderbilt University, Series 2009B, 5.000%, 10/01/39	10/19 at 100.00	AA+	5,697,250
410	Sullivan County Health Educational and Housing Facilities Board, Tennessee, Revenue Bonds, Wellmont Health System, Series 2006C, 5.250%, 9/01/36	9/16 at 100.00	BBB+	437,917

Nuveen Investments	27

Nuveen Premium Income Municipal Fund, Inc. (continued)
NPI	Portfolio of Investments
April 30, 2013 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tennessee (continued)
	Sumner County Health, Educational, and Housing Facilities Board, Tennessee, Revenue Refunding Bonds, Sumner Regional Health System Inc., Series 2007:
$1,300	5.500%, 11/01/37 (6)	11/17 at 100.00	N/R	$3,237
3,000	5.500%, 11/01/46 (6)	11/17 at 100.00	N/R	7,470
24,775	Total Tennessee			17,193,518
	Texas – 15.3% (10.3% of Total Investments)
5,000	Alliance Airport Authority, Texas, Special Facilities Revenue Bonds, American Airlines Inc., Series 2007, 5.250%, 12/01/29 (Alternative Minimum Tax) (6)	6/13 at 100.00	N/R	5,512,500
8,840	Board of Regents, University of Texas System, Financing System Revenue Bonds, Series 2006F, 4.250%, 8/15/36 (UB)	2/17 at 100.00	AAA	9,253,889
2,150	Brazos River Authority, Texas, Pollution Control Revenue Bonds, TXU Energy Company LLC Project, Series 2003C, 6.750%, 10/01/38 (Alternative Minimum Tax)	10/13 at 101.00	CC	161,272
2,500	Capital Area Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, The Roman Catholic Diocese of Austin, Series 2005B. Remarketed, 6.125%, 4/01/45	4/20 at 100.00	Baa2	2,840,075
765	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Refunding Series 2013A, 5.000%, 1/01/43 (WI/DD, Settling 5/16/13)	1/23 at 100.00	Baa2	828,357
3,380	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2011, 6.250%, 1/01/46	1/21 at 100.00	Baa2	4,002,799
2,500	Colorado River Municipal Water District, Texas, Water System Revenue Bonds, Series 2011, 5.000%, 1/01/36	1/21 at 100.00	AA–	2,815,550
3,500	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding Series 2010A, 5.000%, 11/01/42	11/20 at 100.00	A+	3,862,005
9,000	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Series 2012H, 5.000%, 11/01/42 (Alternative Minimum Tax)	No Opt. Call	A+	9,586,530
4,000	Harris County-Houston Sports Authority, Texas, Junior Lien Revenue Refunding Bonds, Series 2001B, 5.250%, 11/15/40 – NPFG Insured	5/13 at 100.00	Baa2	4,008,560
5,000	Houston, Texas, First Lien Combined Utility System Revenue Bonds, First Lien Series 2004A, 5.250%, 5/15/25 – NPFG Insured	5/14 at 100.00	AA	5,249,400
4,000	Houston, Texas, First Lien Combined Utility System Revenue Bonds, Series 2011D, 5.000%, 11/15/40	11/21 at 100.00	AA	4,542,360
13,975	Hutto Independent School District, Williamson County, Texas, General Obligation Bonds, Series 2007A, 4.750%, 8/01/43 (UB)	8/16 at 100.00	AAA	15,044,367
	Kerrville Health Facilities Development Corporation, Texas, Revenue Bonds, Sid Peterson Memorial Hospital Project, Series 2005:
2,000	5.250%, 8/15/21	2/16 at 100.00	BBB–	2,112,020
2,800	5.125%, 8/15/26	2/16 at 100.00	BBB–	2,898,756
4,000	Love Field Airport Modernization Corporation, Texas, Special Facilities Revenue Bonds, Southwest Airlines Company, Series 2010, 5.250%, 11/01/40	11/20 at 100.00	BBB–	4,368,440
810	Lower Colorado River Authority, Texas, Revenue Refunding and Improvement Bonds, Series 2003, 5.250%, 5/15/24 – AMBAC Insured	No Opt. Call	A1	813,127
5,420	Lower Colorado River Authority, Texas, Revenue Refunding Bonds, Series 2012A, 5.000%, 5/15/39	No Opt. Call	A1	6,092,351
5,650	North Texas Tollway Authority, Second Tier System Revenue Refunding Bonds, Series 2008F, 5.750%, 1/01/38	1/18 at 100.00	A3	6,362,691
	North Texas Tollway Authority, Special Projects System Revenue Bonds, Series 2011A:
2,070	0.000%, 9/01/43	9/31 at 100.00	AA	1,603,174
8,470	0.000%, 9/01/45	9/31 at 100.00	AA	7,155,963

28	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Texas (continued)
$11,000	Pearland Independent School District, Brazoria County, Texas, General Obligation Bonds, Tender Option Bond Trust 1124, 7.554%, 8/15/26 (IF)	2/17 at 100.00	AAA	$12,254,990
2,000	Sabine River Authority, Texas, Pollution Control Revenue Bonds, TXU Electric Company, Series 2001C, 5.200%, 5/01/28	11/15 at 100.00	CCC	145,020
12,130	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, Texas Health Resources, Series 2007A, 5.000%, 2/15/36 (UB)	2/17 at 100.00	AA–	13,199,866
1,840	Tarrant County Health Facilities Development Corporation, Texas, GNMA Collateralized Mortgage Loan Revenue Bonds, Eastview Nursing Home, Ebony Lake Nursing Center, Ft. Stockton Nursing Center, Lynnhaven Nursing Center and Mission Oaks Manor, Series 2000A-1, 7.625%, 12/20/32	6/13 at 103.00	Aa1	1,900,535
1,000	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series 2012, 5.000%, 12/15/31	No Opt. Call	A3	1,076,389
2,985	Texas State, General Obligation Bonds, Series 2008, Trust 3213, 13.591%, 4/01/28 (IF)	4/17 at 100.00	Aaa	4,995,875
25,000	Texas Turnpike Authority, Central Texas Turnpike System Revenue Bonds, First Tier Series 2002A, 0.000%, 8/15/24 – AMBAC Insured	No Opt. Call	A–	16,833,249
2,200	Tomball Hospital Authority, Texas, Hospital Revenue Bonds, Tomball Regional Hospital, Series 2005, 5.000%, 7/01/20 (Pre-refunded 7/01/15)	7/15 at 100.00	Aaa	2,421,143
153,985	Total Texas			151,941,253
	Virginia – 1.5% (1.0% of Total Investments)
5,000	Metropolitan Washington D.C. Airports Authority, Virginia, Airport System Revenue Bonds, Series 2010A, 5.000%, 10/01/39	10/20 at 100.00	AA–	5,658,850
4,530	Virginia Beach Development Authority, Virginia, Multifamily Residential Rental Housing Revenue Bonds, Mayfair Apartments I and II, Series 1999, 7.500%, 10/01/39 (Alternative Minimum Tax)	10/14 at 100.00	N/R	4,699,105
1,070	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, 95 Express Lanes LLC Project, Series 2012, 5.000%, 1/01/40 (Alternative Minimum Tax)	1/22 at 100.00	BBB–	1,115,796
3,020	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River Crossing, Opco LLC Project, Series 2012, 5.500%, 1/01/42 (Alternative Minimum Tax)	7/22 at 100.00	BBB–	3,296,812
13,620	Total Virginia			14,770,563
	Washington – 2.7% (1.8% of Total Investments)
3,125	Skagit County Public Hospital District 1, Washington, General Obligation Bonds, Series 2004A, 5.375%, 12/01/20 (Pre-refunded 12/01/14) – NPFG Insured	12/14 at 100.00	A1 (4)	3,377,750
4,195	Washington Health Care Facilities Authority, Revenue Bonds, Kadlec Regional Medical Center, Series 2010, 5.500%, 12/01/39	12/20 at 100.00	Baa3	4,544,569
	Washington State Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2002:
1,525	6.500%, 6/01/26	6/13 at 100.00	A3	1,555,470
2,715	6.625%, 6/01/32	6/13 at 100.00	Baa1	2,769,246
6,480	Washington State, Motor Vehicle Fuel Tax General Obligation Bonds, Series 2002-03C, 0.000%, 6/01/24 – NPFG Insured	No Opt. Call	AA+	4,953,701
11,050	Washington, General Obligation Bonds, Series 2000S-5, 0.000%, 1/01/20 – FGIC Insured	No Opt. Call	AA+	9,873,507
29,090	Total Washington			27,074,243
	Wisconsin – 3.2% (2.2% of Total Investments)
	Milwaukee Redevelopment Authority, Wisconsin, Lease Revenue Bonds, Public Schools, Series 2003A:
1,000	5.125%, 8/01/22 (Pre-refunded 8/01/13) – AMBAC Insured	8/13 at 100.00	Aa3 (4)	1,012,260
750	5.125%, 8/01/23 (Pre-refunded 8/01/13) – AMBAC Insured	8/13 at 100.00	Aa3 (4)	759,195
1,415	Monroe Redevelopment Authority, Wisconsin, Development Revenue Bonds, The Monroe Clinic, Inc., Series 2009, 5.875%, 2/15/39	2/19 at 100.00	A3	1,598,809

Nuveen Investments	29

Nuveen Premium Income Municipal Fund, Inc. (continued)
NPI	Portfolio of Investments
April 30, 2013 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
$9,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Healthcare Inc., Series 2003, 6.400%, 4/15/33	10/13 at 100.00	A	$9,022,950
890	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Divine Savior Healthcare, Series 2006, 5.000%, 5/01/32	5/16 at 100.00	BBB	916,344
6,025	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Franciscan Sisters of Christian Charity Healthcare Ministry, Series 2003A, 6.000%, 9/01/22 (Pre-refunded 9/01/13)	9/13 at 100.00	BBB+ (4)	6,138,752
4,995	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Franciscan Sisters of Christian Charity HealthCare Ministry, Series 2007, 5.000%, 9/01/33	9/17 at 100.00	BBB+	5,182,712
2,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan Healthcare System, Series 2006A, 5.250%, 8/15/34	8/16 at 100.00	A–	2,124,139
2,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan Services Inc., Series 2003A, 5.250%, 8/15/25	8/13 at 100.00	A–	2,023,919
	Wisconsin State, General Obligation Bonds, Series 2004-3:
175	5.250%, 5/01/19 – FGIC Insured	5/14 at 100.00	AA	183,779
130	5.250%, 5/01/21 – FGIC Insured	5/14 at 100.00	AA	136,494
	Wisconsin State, General Obligation Bonds, Series 2004-3:
1,545	5.250%, 5/01/19 (Pre-refunded 5/01/14) – FGIC Insured	5/14 at 100.00	Aa2 (4)	1,621,013
1,135	5.250%, 5/01/21 (Pre-refunded 5/01/14) – FGIC Insured	5/14 at 100.00	Aa2 (4)	1,190,841
31,060	Total Wisconsin			31,911,207
	Wyoming – 0.4% (0.3% of Total Investments)
3,400	Sweetwater County, Wyoming, Solid Waste Disposal Revenue Bonds, FMC Corporation, Series 2005, 5.600%, 12/01/35 (Alternative Minimum Tax)	12/15 at 100.00	A–	3,696,616
$1,500,143	Total Municipal Bonds (cost $1,351,497,357)			1,472,306,042

30	Nuveen Investments

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	Corporate Bonds – 0.0% (0.0% of Total Investments)
	Transportation – 0.0% (0.0% of Total Investments)
$261	Las Vegas Monorail Company, Senior Interest Bonds (7), (8)	5.500%	7/15/19	N/R	$65,193
76	Las Vegas Monorail Company, Senior Interest Bonds (7), (8)	3.000%	7/15/55	N/R	15,262
$337	Total Corporate Bonds (cost $6,411)				80,455
	Total Investments (cost $1,351,503,768) – 148.4%				1,472,386,497
	Floating Rate Obligations – (9.6)%				(95,614,000)
	Variable Rate MuniFund Term Preferred Shares, at Liquidation Value – (41.0)% (9)				(407,000,000)
	Other Assets Less Liabilities – 2.2%				22,341,732
	Net Assets Applicable to Common Shares – 100%				$992,114,229

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6)
At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing security, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.

(7)
Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Directors. For fair value measurement disclosure purposes, investment classified as Level 3. See Notes to Financial Statements, Footnote 1 – General Information and Significant accounting Policies, Investment Valuation for more information.

(8)
During January 2010, Las Vegas Monorail Company (“Las Vegas Monorail”) filed for federal bankruptcy protection. During March 2012, Las Vegas Monorail emerged from federal bankruptcy with the acceptance of a reorganization plan assigned by the federal bankruptcy court. Under the reorganization plan, the Fund surrendered its Las Vegas Monorail Project Revenue Bonds, First Tier, Series 2000 and in turn received two senior interest corporate bonds: the first with an coupon rate of 5.500% maturing on July 15, 2019 and the second with an coupon rate of 3.000% (5.500% after December 31, 2015) maturing on July 15, 2055. The Fund’s custodian is not accruing income on the Fund’s records for either senior interest corporate bond.

(9)	Variable Rate MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 27.6%.
N/R	Not rated.
WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)
Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies, Inverse Floating Rate Securities for more information.

See accompanying notes to financial statements.

Nuveen Investments	31

Nuveen Premium Income Municipal Fund 2, Inc.
NPM	Portfolio of Investments
April 30, 2013 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Municipal Bonds – 149.2% (100.0% of Total Investments)
	Alabama – 3.1% (2.1% of Total Investments)
$6,995	Alabama Special Care Facilities Financing Authority, Revenue Bonds, Ascension Health, Series 2006C-2, 5.000%, 11/15/39 (UB)	11/16 at 100.00	AA+	$7,737,100
	Birmingham Special Care Facilities Financing Authority, Alabama, Revenue Bonds, Baptist Health System Inc., Series 2005A:
3,500	5.250%, 11/15/20	11/15 at 100.00	Baa2	3,782,100
1,000	5.000%, 11/15/30	11/15 at 100.00	Baa2	1,039,990
12,000	Birmingham Waterworks and Sewerage Board, Alabama, Water and Sewerage Revenue Bonds, Series 2007A, 4.500%, 1/01/39 – AMBAC Insured (UB)	1/17 at 100.00	AA+	12,552,960
1,960	Courtland Industrial Development Board, Alabama, Pollution Control Revenue Bonds, International Paper Company, Series 2005A, 5.000%, 6/01/25	6/15 at 100.00	BBB	2,037,440
1,690	Montgomery BMC Special Care Facilities Financing Authority, Alabama, Revenue Bonds, Baptist Medical Center, Series 2004C, 5.250%, 11/15/29 (Pre-refunded 11/15/14)	11/14 at 100.00	A3 (4)	1,816,936
6,255	University of South Alabama, Student Tuition Revenue Bonds, Series 2004, 5.000%, 3/15/24 – FGIC Insured	3/14 at 100.00	A1	6,498,069
33,400	Total Alabama			35,464,595
	Alaska – 0.1% (0.1% of Total Investments)
1,000	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Series 2006A, 5.000%, 6/01/32	6/14 at 100.00	B+	935,710
	Arizona – 1.0% (0.6% of Total Investments)
	Glendale Industrial Development Authority, Arizona, Revenue Bonds, John C. Lincoln Health Network, Series 2005B:
200	5.250%, 12/01/24	12/15 at 100.00	BBB+	210,852
265	5.250%, 12/01/25	12/15 at 100.00	BBB+	278,417
5,000	Phoenix, Arizona, Civic Improvement Revenue Bonds, Civic Plaza, Series 2005B, 0.000%, 7/01/40 – FGIC Insured	No Opt. Call	AA	6,291,800
800	Pima County Industrial Development Authority, Arizona, Revenue Bonds, Tucson Electric Power Company, Refunding Series 2008, 5.750%, 9/01/29	1/15 at 100.00	BBB–	843,392
2,750	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc Prepay Contract Obligations, Series 2007, 5.000%, 12/01/37	No Opt. Call	A–	3,089,488
9,015	Total Arizona			10,713,949
	Arkansas – 0.1% (0.1% of Total Investments)
1,000	Washington County, Arkansas, Hospital Revenue Bonds, Washington Regional Medical Center, Series 2005B, 5.000%, 2/01/25	2/15 at 100.00	Baa1	1,030,280
	California – 17.2% (11.6% of Total Investments)
	California Educational Facilities Authority, Revenue Refunding Bonds, Loyola Marymount University, Series 2001A:
3,255	0.000%, 10/01/23 – NPFG Insured	No Opt. Call	A2	2,207,378
5,890	0.000%, 10/01/24 – NPFG Insured	No Opt. Call	A2	3,773,429
7,615	0.000%, 10/01/25 – NPFG Insured	No Opt. Call	A2	4,635,174
3,330	California Health Facilities Financing Authority, Refunding Revenue Bonds, Stanford Hospital and Clinics, Series 2008A-2. RMKT, 5.250%, 11/15/40	11/21 at 100.00	AA–	3,829,933
3,740	California Health Facilities Financing Authority, Revenue Bonds, Cedars-Sinai Medical Center, Series 2005, 5.000%, 11/15/27	11/15 at 100.00	A+	4,044,286
15,000	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard Children’s Hospital, Series 2012A, 5.000%, 8/15/51	8/22 at 100.00	AA	16,865,850
2,550	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services, Series 2009B, 5.500%, 10/01/39	10/19 at 100.00	AA	3,003,543
2,500	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007A, 5.000%, 11/15/42 (UB)	11/16 at 100.00	AA–	2,757,700

32	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	California (continued)
$2,055	California Infrastructure and Economic Development Bank, Infrastructure State Revolving Fund Revenue Bonds, Series 2004, 5.000%, 10/01/21	10/14 at 100.00	AA+	$2,192,459
4,000	California State, Economic Recovery Revenue Bonds, Refunding Series 2009A, 5.250%, 7/01/21	7/19 at 100.00	Aa3	4,900,560
1,935	California State, Economic Recovery Revenue Bonds, Series 2004A, 5.250%, 7/01/14	No Opt. Call	Aa3	2,047,540
565	California State, Economic Recovery Revenue Bonds, Series 2004A, 5.250%, 7/01/14 (ETM)	No Opt. Call	Aaa	598,069
7,440	California State, General Obligation Bonds, Series 2004, 5.125%, 2/01/25	2/14 at 100.00	A1	7,691,695
20,000	California State, General Obligation Bonds, Various Purpose Series 2009, 6.000%, 11/01/39	11/19 at 100.00	A1	24,331,200
1,000	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005A, 5.000%, 7/01/39	7/15 at 100.00	BBB–	1,037,500
5,355	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Tender Option Bond Trust 3175, 13.5651%, 5/15/14 (IF)	No Opt. Call	AA–	8,297,787
1,900	Chula Vista, California, Industrial Development Revenue Bonds, San Diego Gas and Electric Company, Series 1996A, 5.300%, 7/01/21	6/14 at 102.00	A+	2,031,499
2,500	Fontana Public Financing Authority, California, Tax Allocation Revenue Bonds, North Fontana Redevelopment Project, Series 2005A, 5.000%, 10/01/23 – AMBAC Insured	10/15 at 100.00	A	2,704,325
30,000	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Series 1995A, 0.000%, 1/01/21 (ETM)	No Opt. Call	Aaa	26,417,700
1,385	Fullerton Public Financing Authority, California, Tax Allocation Revenue Bonds, Series 2005, 5.000%, 9/01/27 – AMBAC Insured	9/15 at 100.00	A	1,456,009
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-1:
2,795	4.500%, 6/01/27	6/17 at 100.00	B	2,726,523
1,345	5.000%, 6/01/33	6/17 at 100.00	B	1,240,736
1,000	5.750%, 6/01/47	6/17 at 100.00	B	955,470
3,850	Grossmont Healthcare District, California, General Obligation Bonds, Series 2011B, 6.125%, 7/15/40	7/21 at 100.00	Aa2	4,759,678
10,000	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2011A, 5.000%, 7/01/41	1/21 at 100.00	AA	11,276,800
	Perris, California, Special Tax Bonds, Community Facilities District 2001-1, May Farms Improvement Area 4, Series 2005A:
1,420	5.000%, 9/01/25	9/15 at 102.00	N/R	1,463,395
435	5.100%, 9/01/30	9/15 at 102.00	N/R	445,323
	San Diego County, California, Certificates of Participation, Burnham Institute, Series 2006:
250	5.000%, 9/01/21	9/15 at 102.00	Baa2	264,548
275	5.000%, 9/01/23	9/15 at 102.00	Baa2	288,409
2,220	San Diego Redevelopment Agency, California, Subordinate Lien Tax Allocation Bonds, Centre City Project, Series 2004A, 5.000%, 9/01/20 – SYNCORA GTY Insured	9/14 at 100.00	AA–	2,329,069
	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Refunding Bonds, Series 1997A:
4,595	0.000%, 1/15/32 – NPFG Insured	No Opt. Call	Baa2	1,834,048
32,400	0.000%, 1/15/34 – NPFG Insured	No Opt. Call	Baa2	11,558,052
6,000	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Series 2004A, 5.250%, 8/01/19 – NPFG Insured	8/14 at 100.00	BBB	6,133,200
18,750	University of California, General Revenue Bonds, Limited Project Series 2012G, 5.000%, 5/15/37	5/22 at 100.00	Aa2	21,579,938
3,000	Walnut Energy Center Authority, California, Electric Revenue Bonds, Turlock Irrigation District, Series 2004A, 5.000%, 1/01/34 – AMBAC Insured	1/14 at 100.00	A+	3,076,259
210,350	Total California			194,755,084
	Colorado – 2.3% (1.5% of Total Investments)
1,700	Centennial Water and Sanitation District, Colorado, Water and Sewerage Revenue Bonds, Series 2004, 5.000%, 12/01/22 (Pre-refunded 12/01/14) – FGIC Insured	12/14 at 100.00	AA+ (4)	1,826,004
	Colorado Health Facilities Authority, Revenue Bonds, Evangelical Lutheran Good Samaritan Society, Series 2005:
1,745	5.250%, 6/01/23	6/16 at 100.00	A–	1,874,933
475	5.000%, 6/01/29	6/16 at 100.00	A–	496,294

Nuveen Investments	33

Nuveen Premium Income Municipal Fund 2, Inc. (continued)
NPM	Portfolio of Investments
April 30, 2013 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$400	Colorado Health Facilities Authority, Revenue Bonds, Poudre Valley Health Care, Series 2005F, 5.000%, 3/01/25	3/15 at 100.00	A+	$415,420
75	Denver City and County, Colorado, Airport System Revenue Bonds, Series 1991D, 7.750%, 11/15/13 (Alternative Minimum Tax)	No Opt. Call	A+	77,994
11,140	Denver City and County, Colorado, Airport System Revenue Bonds, Series 2012B, 5.000%, 11/15/37	11/22 at 100.00	A+	12,684,114
6,925	Denver Convention Center Hotel Authority, Colorado, Revenue Bonds, Convention Center Hotel, Senior Lien Series 2006, 5.125%, 12/01/25 – SYNCORA GTY Insured	11/16 at 100.00	BBB–	7,398,531
630	Regional Transportation District, Colorado, Certificates of Participation, Series 2010A, 5.375%, 6/01/31	6/20 at 100.00	Aa3	717,526
400	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private Activity Bonds, Series 2010, 6.000%, 1/15/41	7/20 at 100.00	Baa3	466,932
23,490	Total Colorado			25,957,748
	Connecticut – 0.5% (0.3% of Total Investments)
5,000	Connecticut, Special Tax Obligation Transportation Infrastructure Purpose Bonds, Series 2003B, 5.000%, 1/01/21 (Pre-refunded 1/01/14) – FGIC Insured	1/14 at 100.00	AA (4)	5,158,550
	Delaware – 0.1% (0.1% of Total Investments)
1,000	Delaware Health Facilities Authority, Revenue Bonds, Christiana Care Health Services Inc., Series 2010A, 5.000%, 10/01/40 – NPFG Insured	10/20 at 100.00	AA	1,115,570
	District of Columbia – 0.5% (0.3% of Total Investments)
5,000	District of Columbia, Revenue Bonds, Georgetown University, Series 2007A, 0.000%, 4/01/40 – AMBAC Insured	4/21 at 100.00	A–	4,065,400
1,335	Washington Convention Center Authority, District of Columbia, Dedicated Tax Revenue Bonds, Tender Option Bond Trust 1606, 11.456%, 10/01/30 – AMBAC Insured (IF) (5)	10/16 at 100.00	AA+	1,532,059
6,335	Total District of Columbia			5,597,459
	Florida – 26.3% (17.6% of Total Investments)
1,055	Bay County School Board, Florida, Certificates of Participation, Series 2004, 5.000%, 7/01/24 – AMBAC Insured	7/14 at 100.00	A+	1,076,585
1,700	Beacon Tradeport Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Commercial Project, Series 2002A, 5.625%, 5/01/32 – RAAI Insured	5/14 at 100.00	N/R	1,717,255
930	Bradford County Health Facility Authority, Florida, Revenue Refunding Bonds, Santa Fe Healthcare Inc., Series 1993, 6.050%, 11/15/16 (ETM)	No Opt. Call	AA+ (4)	1,026,069
2,500	Broward County Educational Facilities Authority, Florida, Revenue Bonds, Nova Southeastern University, Series 2004B, 5.625%, 4/01/34	4/14 at 100.00	BBB+	2,538,325
725	Broward County Housing Finance Authority, Florida, Multifamily Housing Revenue Bonds, Emerald Palms Apartments, Series 2001A, 5.600%, 7/01/21 (Alternative Minimum Tax)	6/13 at 100.00	Aaa	726,559
1,870	Broward County School Board, Florida, Certificates of Participation, Series 2004C, 5.250%, 7/01/20 (Pre-refunded 7/01/14) – AGM Insured	7/14 at 100.00	AA- (4)	1,978,086
1,275	Broward County, Florida, Airport System Revenue Bonds, Series 2004L, 5.000%, 10/01/23 – AMBAC Insured	10/14 at 100.00	A+	1,351,449
875	Broward County, Florida, Airport System Revenue Bonds, Series 2004L, 5.000%, 10/01/23 (Pre-refunded 10/01/14) – AMBAC Insured	10/14 at 100.00	A1 (4)	932,496
2,000	Broward County, Florida, Water and Sewer System Revenue Bonds, Series 2009A, 5.250%, 10/01/34	10/18 at 100.00	AA+	2,305,580
650	Cape Coral, Florida, Water and Sewer Revenue Bonds, Series 2006, 5.000%, 10/01/36 – AMBAC Insured	10/16 at 100.00	A1	715,260
1,500	Citrus County Hospital Board, Florida, Revenue Bonds, Citrus Memorial Hospital, Refunding Series 2002, 6.375%, 8/15/32	8/13 at 100.00	BB–	1,502,595
3,010	Cocoa, Florida, Water and Sewerage System Revenue Refunding Bonds, Series 2003, 5.500%, 10/01/23 – AMBAC Insured	No Opt. Call	AA–	3,681,411
2,815	Collier County, Florida, Capital Improvement Revenue Bonds, Series 2005, 5.000%, 10/01/23 (Pre-refunded 10/01/14) – NPFG Insured	10/14 at 100.00	AA- (4)	3,002,029

34	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Florida (continued)
$4,230	Flagler County, Florida, Capital Improvement Revenue Bonds, Series 2005, 5.000%, 10/01/30 – NPFG Insured	10/15 at 100.00	A	$4,414,343
65	Florida Housing Finance Agency, GNMA Collateralized Home Ownership Revenue Refunding Bonds, Series 1987G-1, 8.595%, 11/01/17	No Opt. Call	AA+	70,296
445	Florida Housing Finance Agency, Homeowner Mortgage Revenue Bonds, Series 1997-2, 5.900%, 7/01/29 – NPFG Insured (Alternative Minimum Tax)	7/13 at 100.00	AA+	449,762
755	Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, Series 2006-6, 4.625%, 7/01/31 (Alternative Minimum Tax)	1/16 at 100.00	AA+	774,977
	Florida Municipal Loan Council, Revenue Bonds, Series 2000B:
1,040	0.000%, 11/01/25 – NPFG Insured	No Opt. Call	Baa2	630,739
1,590	0.000%, 11/01/26 – NPFG Insured	No Opt. Call	Baa2	911,499
110	Florida Municipal Loan Council, Revenue Bonds, Series 2003A, 5.000%, 5/01/22 – NPFG Insured	No Opt. Call	A	110,271
260	Florida Municipal Loan Council, Revenue Bonds, Series 2003A, 5.000%, 5/01/22 (Pre-refunded 5/15/13)	5/13 at 100.00	A (4)	260,515
14,985	Florida State Board of Education, State University System Revenue Bonds, Series 2006A, 5.000%, 7/01/30 – FGIC Insured (UB)	7/15 at 101.00	AA	16,263,820
5,980	Florida State Department of Management Services, Certificates of Participation, Series 2006A, 5.000%, 8/01/23 – NPFG Insured	8/15 at 101.00	AA+	6,648,086
2,580	Florida State Education System, Housing Facility Revenue Bonds, Florida International University, Series 2004A, 5.000%, 7/01/14 – NPFG Insured	No Opt. Call	Baa2	2,694,578
4,000	Florida State Turnpike Authority, Turnpike Revenue Bonds, Department of Transportation, Series 2003C, 5.000%, 7/01/33 (Pre-refunded 7/01/13)	7/13 at 101.00	AA- (4)	4,072,400
1,500	Florida Water Pollution Control Financing Corporation, Revolving Fund Revenue Bonds, Series 2009A, 5.000%, 1/15/29	1/19 at 100.00	AAA	1,720,200
2,345	FSU Financial Assistance Inc., Florida, General Revenue Bonds, Educational and Athletic Facilities Improvements, Series 2004, 5.000%, 10/01/16 – AMBAC Insured	10/14 at 100.00	A1	2,479,345
750	Gainesville, Florida, Utilities System Revenue Bonds, Series 2003A, 5.250%, 10/01/21 (Pre-refunded 10/01/13)	10/13 at 100.00	AA (4)	765,788
	Halifax Hospital Medical Center, Florida, Revenue Bonds, Series 2006:
1,720	5.500%, 6/01/38 – AGM Insured	6/18 at 100.00	AA–	1,866,011
1,830	5.375%, 6/01/46	6/16 at 100.00	A–	1,938,446
5,000	Hernando County, Florida, Revenue Bonds, Criminal Justice Complex Financing Program, Series 1986, 7.650%, 7/01/16 – FGIC Insured	No Opt. Call	N/R	5,899,950
3,600	Hillsborough County Industrial Development Authority, Florida, Exempt Facilities Remarketed Revenue Bonds, National Gypsum Company, Apollo Beach Project, Series 2000B, 7.125%, 4/01/30 (Alternative Minimum Tax)	10/13 at 100.00	N/R	3,601,980
1,570	Hillsborough County Industrial Development Authority, Florida, Hospital Revenue Refunding Bonds, Tampa General Hospital, Series 2003A, 5.250%, 10/01/24	No Opt. Call	A3	1,622,108
430	Hillsborough County Industrial Development Authority, Florida, Hospital Revenue Refunding Bonds, Tampa General Hospital, Series 2003A, 5.250%, 10/01/24 (Pre-refunded 10/01/13)	10/13 at 100.00	N/R (4)	438,961
1,535	Hillsborough County, Florida, Community Investment Tax Revenue Bonds, Series 2004, 5.000%, 5/01/24 (Pre-refunded 11/01/13) – AMBAC Insured	11/13 at 101.00	AA (4)	1,587,113
2,170	Hillsborough County, Florida, Revenue Refunding Bonds, Tampa Bay Arena, Series 2005, 5.000%, 10/01/25 – FGIC Insured	10/15 at 100.00	AA+	2,405,358
1,500	Hollywood, Florida, Water and Sewer Revenue Refunding and Improvement Bonds, Series 2003, 5.000%, 10/01/20 – AGM Insured	10/13 at 100.00	Aa2	1,529,085
	Jacksonville, Florida, Better Jacksonville Sales Tax Revenue Bonds, Series 2003:
4,990	5.250%, 10/01/21 (Pre-refunded 10/01/13) – NPFG Insured	10/13 at 100.00	A1 (4)	5,095,688
2,090	5.000%, 10/01/22 (Pre-refunded 10/01/13) – NPFG Insured	10/13 at 100.00	A1 (4)	2,132,072
3,145	Jacksonville, Florida, Excise Taxes Revenue Refunding Bonds, Series 2003C, 5.250%, 10/01/18 (Pre-refunded 10/01/13) – NPFG Insured (Alternative Minimum Tax)	10/13 at 100.00	AA+ (4)	3,201,767

Nuveen Investments	35

Nuveen Premium Income Municipal Fund 2, Inc. (continued)
NPM	Portfolio of Investments
April 30, 2013 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Florida (continued)
	JEA, Florida, Water and Sewerage System Revenue Bonds, Series 2004A:
$3,235	5.000%, 10/01/18 – FGIC Insured	10/13 at 100.00	AA	$3,300,509
5,090	5.000%, 10/01/19 – FGIC Insured	10/13 at 100.00	AA	5,192,665
	Lake County School Board, Florida, Certificates of Participation, Series 2004A:
1,190	5.000%, 7/01/20 (Pre-refunded 7/01/14) – AMBAC Insured	7/14 at 100.00	A+ (4)	1,254,593
1,470	5.000%, 7/01/24 (Pre-refunded 7/01/14) – AMBAC Insured	7/14 at 100.00	A+ (4)	1,549,792
1,000	Lee County, Florida, Transportation Facilities Revenue Bonds, Series 2004B, 5.000%, 10/01/14 – AMBAC Insured	No Opt. Call	A–	1,061,360
3,500	Lee Memorial Health System, Florida, Hospital Revenue Bonds, Series 2007A, 5.000%, 4/01/32 – NPFG Insured	4/17 at 100.00	A	3,716,335
2,345	Leesburg, Florida, Hospital Revenue Bonds, Leesburg Regional Medical Center Project, Series 2002, 5.375%, 7/01/22	7/13 at 100.00	BBB+	2,348,611
5,130	Manatee County School District, Florida, Sales Tax Revenue Bonds, Series 2003, 5.000%, 10/01/17 (Pre-refunded 10/01/13) – AMBAC Insured	10/13 at 100.00	A (4)	5,233,729
	Miami-Dade County Educational Facilities Authority, Florida, Revenue Bonds, University of Miami, Series 2004A:
2,290	5.000%, 4/01/19 (Pre-refunded 4/01/14) – AMBAC Insured	4/14 at 100.00	N/R (4)	2,389,294
3,305	5.000%, 4/01/22 (Pre-refunded 4/01/14) – AMBAC Insured	4/14 at 100.00	N/R (4)	3,448,305
	Miami-Dade County Expressway Authority, Florida, Toll System Revenue Bonds, Series 2004B:
2,000	5.250%, 7/01/18 (Pre-refunded 7/01/14) – FGIC Insured	7/14 at 100.00	A- (4)	2,114,380
2,000	5.000%, 7/01/23 (Pre-refunded 7/01/14) – FGIC Insured	7/14 at 100.00	A- (4)	2,108,560
1,970	Miami-Dade County School Board, Florida, Certificates of Participation, Series 2006B, 5.000%, 11/01/31 – AMBAC Insured	11/16 at 100.00	A1	2,168,497
5,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2009A, 5.500%, 10/01/41	10/19 at 100.00	A	5,776,950
4,000	Miami-Dade County, Florida, General Obligation Bonds, Build Better Communities Program, Series 2009-B1, 5.625%, 7/01/38	7/18 at 100.00	Aa2	4,630,920
11,300	Miami-Dade County, Florida, Transit System Sales Surtax Revenue Bonds, Series 2008, 5.000%, 7/01/35 – AGM Insured	7/18 at 100.00	AA	12,539,949
3,300	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Series 1999A, 5.000%, 10/01/29 – FGIC Insured	10/13 at 100.00	Aa2	3,311,220
2,440	Orange County School Board, Florida, Certificates of Participation, Series 2004A, 5.000%, 8/01/22 – AMBAC Insured	8/14 at 100.00	AA	2,582,374
575	Osceola County Industrial Development Authority, Florida, Industrial Development Revenue Bonds, P.M. Wells Charter School Project, Series 2001A, 5.000%, 8/01/23 – NPFG	8/13 at 100.00	Baa2	575,978
	Insured Osceola County, Florida, Transportation Revenue Bonds, Osceola Parkway, Series 2004:
3,745	5.000%, 4/01/22 – NPFG Insured	4/14 at 100.00	Aa3	3,892,141
2,000	5.000%, 4/01/23 – NPFG Insured	4/14 at 100.00	Aa3	2,074,820
	Palm Beach County Health Facilities Authority, Florida, Hospital Revenue Refunding Bonds, BRCH Corporation Obligated Group, Series 2001:
1,895	5.500%, 12/01/21	6/13 at 100.00	BBB–	1,899,738
6,470	5.625%, 12/01/31	6/13 at 100.00	BBB–	6,480,870
1,500	Palm Beach County School Board, Florida, Certificates of Participation, Series 2004A, 5.000%, 8/01/22 (Pre-refunded 8/01/14) – FGIC Insured	8/14 at 100.00	AA- (4)	1,588,110
3,000	Palm Beach County School Board, Florida, Certificates of Participation, Series 2007E, 5.000%, 8/01/27 – NPFG Insured	8/17 at 100.00	AA–	3,398,940
6,090	Palm Beach County School Board, Florida, Certificates of Participation, Tender Option Bond Trust 2089, 12.902%, 8/01/14 – AGM Insured (IF)	No Opt. Call	AA–	7,966,207
4,490	Palm Beach County, Florida, Public Improvement Revenue Bonds, Biomedical Research Park Project, Series 2005A, 5.000%, 6/01/25 (Pre-refunded 6/01/15) – AMBAC Insured	6/15 at 100.00	AA+ (4)	4,925,530
4,000	Palm Beach County, Florida, Water and Sewer Revenue Bonds, FPL Reclaimed Water Project, Series 2009, 5.250%, 10/01/33	10/19 at 100.00	AAA	4,678,280
6,545	Palm Beach County, Florida, Water and Sewer Revenue Bonds, Series 2006A, Trust 2622, 11.205%, 10/01/14 (IF)	No Opt. Call	AAA	8,426,164

36	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Florida (continued)
$10,000	Palm Beach County, Florida, Water and Sewer Revenue Bonds, Series 2006A, 5.000%, 10/01/31 (UB)	10/16 at 100.00	AAA	$11,488,800
2,500	Polk County School District, Florida, Sales Tax Revenue Bonds, Series 2004, 5.250%, 10/01/18 – AGM Insured	10/14 at 100.00	AA–	2,640,425
2,060	Polk County, Florida, Utility System Revenue Bonds, Series 2003, 5.250%, 10/01/22 (Pre-refunded 10/01/13) – FGIC Insured	10/13 at 100.00	Aa3 (4)	2,103,631
2,000	Port Saint Lucie, Florida, Special Assessment Revenue Bonds, Southwest Annexation District 1B, Series 2007, 5.000%, 7/01/33 – NPFG Insured	7/17 at 100.00	Baa2	2,118,140
650	Reedy Creek Improvement District, Florida, Utility Revenue Bonds, Series 2005-1, 5.000%, 10/01/25 – AMBAC Insured	10/15 at 100.00	A1	711,744
3,240	Reedy Creek Improvement District, Orange and Osceola Counties, Florida, General Obligation Bonds, Series 2004A, 5.000%, 6/01/22 – NPFG Insured	4/14 at 100.00	Aa3	3,375,270
1,635	Rivercrest Community Development District, Florida, Special Assessment Bonds, Series 2007, 5.000%, 5/01/30 – RAAI Insured	5/18 at 100.00	BB	1,654,816
2,750	Saint Johns County, Florida, Transportation Improvement Revenue Bonds, Series 2003, 5.000%, 10/01/23 (Pre-refunded 10/01/13) – AMBAC Insured	10/13 at 100.00	Aa3 (4)	2,805,028
3,570	Seminole County, Florida, Water and Sewer Revenue Refunding and Improvement Bonds, Series 1992, 6.000%, 10/01/19 – NPFG Insured (ETM)	No Opt. Call	Aa2 (4)	4,303,921
1,680	Seminole County, Florida, Water and Sewer Revenue Refunding and Improvement Bonds, Series 1992, 6.000%, 10/01/19 – NPFG Insured	No Opt. Call	Aa2	1,774,786
625	Sonoma Bay Community Development District, Florida, Special Assessment Bonds, Series 2005A, 5.450%, 5/01/36	5/15 at 100.00	N/R	660,675
7,500	South Florida Water Management District, Certificates of Participation, Series 2007, Trust 1036, 9.112%, 10/01/14 – AMBAC Insured (IF)	No Opt. Call	AA	9,030,900
5,000	South Florida Water Management District, Certificates of Participation, Series 2006, 5.000%, 10/01/36 – AMBAC Insured	10/16 at 100.00	AA	5,510,300
2,455	South Miami Health Facilities Authority, Florida, Hospital Revenue, Baptist Health System Obligation Group, Series 2007, 5.000%, 8/15/42 (UB) (5)	8/17 at 100.00	AA	2,690,091
	St. John’s County Industrial Development Authority, Florida, First Mortgage Revenue Bonds, Presbyterian Retirement Communities, Series 2004A:
2,250	5.850%, 8/01/24	8/14 at 101.00	A–	2,350,665
3,135	5.625%, 8/01/34	8/14 at 101.00	A–	3,238,455
5,000	Sumter County, Florida, Capital Improvement Revenue Bonds, Series 2006, 5.000%, 6/01/36 – AMBAC Insured	6/16 at 100.00	A	5,464,600
620	Tallahassee, Florida, Consolidated Utility System Revenue Bonds, Series 2005, 5.000%, 10/01/25 – AMBAC Insured	10/15 at 100.00	AA+	687,245
5,000	Tallahassee, Florida, Energy System Revenue Bonds, Series 2005, 5.000%, 10/01/35 – NPFG Insured	10/15 at 100.00	AA	5,388,798
5,000	Tampa Bay, Florida, Regional Water Supply Authority Utility System Revenue Bonds, Series 2008, 5.000%, 10/01/34	10/18 at 100.00	AA+	5,700,498
	Tampa Sports Authority, Hillsborough County, Florida, Sales Tax Payments Special Purpose Bonds, Stadium Project, Series 1995:
1,250	5.750%, 10/01/20 – NPFG Insured	No Opt. Call	Baa2	1,386,913
2,785	5.750%, 10/01/25 – NPFG Insured	No Opt. Call	Baa2	3,127,471
	Tampa-Hillsborough County Expressway Authority, Florida, Revenue Bonds, Series 2005:
7,285	5.000%, 7/01/16 (Pre-refunded 7/01/15) – AMBAC Insured	7/15 at 101.00	Aaa	8,091,303
2,250	5.000%, 7/01/16 (Pre-refunded 7/01/15) – AMBAC Insured	7/15 at 101.00	Aaa	2,495,903
1,000	Volusia County, Florida, Tax Revenue Bonds, Tourist Development, Series 2004, 5.000%, 12/01/24 – AGM Insured	12/14 at 100.00	A2	1,070,370
273,235	Total Florida			296,644,426
	Georgia – 2.1% (1.4% of Total Investments)
7,230	Atlanta, Georgia, Airport General Revenue Bonds, Series 2012B, 5.000%, 1/01/42	1/22 at 100.00	A+	8,141,125
500	Chatham County Hospital Authority, Savannah, Georgia, Hospital Revenue Bonds, Memorial Health University Medical Center Inc., Series 2004A, 5.375%, 1/01/26 (Pre-refunded 1/01/14)	1/14 at 100.00	BB+ (4)	517,110

Nuveen Investments	37

Nuveen Premium Income Municipal Fund 2, Inc. (continued)
NPM	Portfolio of Investments
April 30, 2013 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Georgia (continued)
$2,000	Franklin County Industrial Building Authority, Georgia, Revenue Bonds, Ty Cobb Regional Medical Center Project, Series 2010, 8.125%, 12/01/45	12/20 at 100.00	N/R	$2,242,880
3,940	Greene County Development Authority, Georgia, Health System Revenue Bonds, Catholic Health East Issue, Series 2012, 4.250%, 11/15/42	No Opt. Call	A+	4,056,860
10	Municipal Electric Authority of Georgia, Combustion Turbine Revenue Bonds, Series 2003A, 5.250%, 11/01/15 (Pre-refunded 11/01/13) – NPFG Insured	11/13 at 100.00	A1 (4)	10,252
	Municipal Electric Authority of Georgia, Combustion Turbine Revenue Bonds, Series 2003A:
3,405	5.250%, 11/01/15 – NPFG Insured	11/13 at 100.00	A1	3,487,163
3,365	5.000%, 11/01/18 – NPFG Insured	11/13 at 100.00	A1	3,438,862
2,235	Richmond County Development Authority, Georgia, Revenue Bonds, Medical College of Georgia, Cancer Research Center Project, Series 2004A, 5.000%, 12/15/24 – AMBAC Insured	12/14 at 100.00	A1	2,309,247
22,685	Total Georgia			24,203,499
	Guam – 0.1% (0.0% of Total Investments)
605	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/34	10/22 at 100.00	BBB	671,629
	Idaho – 0.4% (0.3% of Total Investments)
2,970	Idaho Housing and Finance Association, GNMA Housing Revenue Refunding Bonds, Wedgewood Terrace Project, Series 2002A-1, 7.250%, 3/20/37	3/16 at 101.00	Aaa	3,095,898
40	Idaho Housing and Finance Association, Single Family Mortgage Bonds, Series 1996G, 6.350%, 7/01/26 (Alternative Minimum Tax)	7/13 at 100.00	AAA	40,146
110	Idaho Housing and Finance Association, Single Family Mortgage Bonds, Series 2000B, 6.250%, 7/01/22 (Alternative Minimum Tax)	7/13 at 100.00	AAA	110,928
155	Idaho Housing and Finance Association, Single Family Mortgage Bonds, Series 2000E, 5.950%, 7/01/20 (Alternative Minimum Tax)	7/13 at 100.00	Aaa	155,391
	Madison County, Idaho, Hospital Revenue Certificates of Participation, Madison Memorial Hospital, Series 2006:
1,000	5.250%, 9/01/30	9/16 at 100.00	BB+	1,034,360
470	5.250%, 9/01/37	9/16 at 100.00	BB+	483,489
4,745	Total Idaho			4,920,212
	Illinois – 14.1% (9.5% of Total Investments)
5,000	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax Revenues, Series 1999A, 0.000%, 12/01/20 – FGIC Insured	No Opt. Call	A+	4,063,000
5,700	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Series 2011, 5.250%, 12/01/40	12/21 at 100.00	AA	6,531,915
22,670	Chicago, Illinois, General Obligation Bonds, City Colleges, Series 1999, 0.000%, 1/01/25 – FGIC Insured	No Opt. Call	Aa3	14,619,203
5,000	Chicago, Illinois, Sales Tax Revenue Bonds, Series 2011A, 5.000%, 1/01/41	1/22 at 100.00	AAA	5,590,150
850	Chicago, Illinois, Tax Increment Allocation Bonds, Read-Dunning Redevelopment Project, Series 1996B, 7.250%, 1/01/14	7/13 at 100.00	N/R	852,516
845	Chicago, Illinois, Tax Increment Allocation Bonds, Sanitary Drainage and Ship Canal Redevelopment Project, Series 1997A, 7.750%, 1/01/14	7/13 at 100.00	N/R	847,848
4,865	Cook County Community Consolidated School District 15, Palatine, Illinois, General Obligation Bonds, Series 2001, 0.000%, 12/01/20 – FGIC Insured (ETM)	No Opt. Call	Aa2 (4)	4,012,944
2,575	Cook County Community High School District 219, Niles Township, Illinois, General Obligation Capital Appreciation Bonds, Series 2001, 0.000%, 12/01/20 – NPFG Insured	No Opt. Call	Baa2	1,965,214
3,615	Cook County Community High School District 219, Niles Township, Illinois, General Obligation Capital Appreciation Bonds, Series 2001, 0.000%, 12/01/20 – NPFG Insured (ETM)	No Opt. Call	N/R (4)	3,199,890
3,500	Cook County, Illinois, General Obligation Bonds, Refunding Series 2010A, 5.250%, 11/15/22	11/20 at 100.00	AA	4,223,940
1,100	Illinois Finance Authority, Revenue Bonds, Northwestern Memorial HealthCare, Tender Option Bond Trust 4285, 17.853%, 8/15/20 (IF) (5)	No Opt. Call	AA+	1,684,760
	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2004:
2,000	5.250%, 11/15/14 (Pre-refunded 5/15/14)	5/14 at 100.00	A (4)	2,102,140
4,420	5.250%, 11/15/15 (Pre-refunded 5/15/14)	5/14 at 100.00	A (4)	4,645,729

38	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$395	Illinois Finance Authority, Revenue Bonds, Proctor Hospital, Series 2006, 5.125%, 1/01/25	1/16 at 100.00	BB+	$390,533
1,900	Illinois Finance Authority, Revenue Bonds, Provena Health, Series 2009A, 7.750%, 8/15/34	8/19 at 100.00	BBB+	2,442,146
4,480	Illinois Finance Authority, Revenue Bonds, The Carle Foundation, Series 2011A, 6.000%, 8/15/41 – AGM Insured	8/21 at 100.00	AA–	5,295,674
6,000	Illinois Finance Authority, Revenue Bonds, The University of Chicago, Series 2012A, 5.000%, 10/01/51	10/21 at 100.00	Aa1	6,676,680
3,540	Illinois Finance Authority, Student Housing Revenue Bonds, Educational Advancement Fund Inc., University Center Project, Series 2006B, 5.000%, 5/01/25	11/16 at 100.00	BBB+	3,771,339
3,090	Illinois Health Facilities Authority, Revenue Bonds, Lake Forest Hospital, Series 2003, 6.000%, 7/01/33 (Pre-refunded 7/01/13)	7/13 at 100.00	AA+ (4)	3,120,251
3,000	Illinois Health Facilities Authority, Revenue Refunding Bonds, Lutheran General Health System, Series 1993C, 6.000%, 4/01/18	No Opt. Call	Aa2	3,456,870
10,000	Illinois State, General Obligation Bonds, Refunding Series 2010, 5.000%, 1/01/21 – AGM Insured	1/20 at 100.00	AA–	11,549,900
2,000	Illinois State, General Obligation Bonds, Series 2009A, 5.000%, 9/01/34	9/18 at 100.00	A2	2,152,940
1,115	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Tender Option Bond Trust 4304, 17.980%, 1/01/21 (WI/DD, Settling 5/16/13) (IF)	No Opt. Call	AA–	1,708,738
11,050	Illinois, General Obligation Bonds, Illinois FIRST Program, Series 2001, 6.000%, 11/01/26 – FGIC Insured	No Opt. Call	A2	13,504,647
	Lake County Community Unit School District 60, Waukegan, Illinois, General Obligation Refunding Bonds, Series 2001B:
3,230	0.000%, 11/01/19 – AGM Insured	No Opt. Call	A2	2,754,867
1,740	0.000%, 11/01/21 – AGM Insured	No Opt. Call	A2	1,352,467
4,020	Lake, Cook, Kane and McHenry Counties Community Unit School District 220, Barrington, Illinois, General Obligation Bonds, Refunding Series 2002, 5.250%, 12/01/20 – AGM Insured (UB)	No Opt. Call	AAA	5,126,224
	Lombard Public Facilities Corporation, Illinois, Second Tier Conference Center and Hotel Revenue Bonds, Series 2005B:
855	5.250%, 1/01/25	1/16 at 100.00	CCC	408,519
1,750	5.250%, 1/01/30	1/16 at 100.00	CCC	824,233
17,945	McHenry and Kane Counties Community Consolidated School District 158, Huntley, Illinois, General Obligation Bonds, Series 2003, 0.000%, 1/01/22 – FGIC Insured	No Opt. Call	N/R	13,164,990
2,910	McHenry County Community High School District 154, Marengo, Illinois, Capital Appreciation School Bonds, Series 2001, 0.000%, 1/01/21 – FGIC Insured	No Opt. Call	Aa2	2,386,084
15,595	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Refunding Bonds, Series 2010A, 5.500%, 6/15/50	6/20 at 100.00	AAA	17,467,960
8,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 2002A, 0.000%, 6/15/26 – NPFG Insured	6/22 at 101.00	AAA	7,536,720
164,755	Total Illinois			159,431,031
	Indiana – 2.5% (1.7% of Total Investments)
3,880	Indiana Finance Authority Health System Revenue Bonds, Sisters of St. Francis Health Services, Inc. Obligated Group, Series 2009, 5.250%, 11/01/39	11/19 at 100.00	AA	4,405,779
2,500	Indiana Finance Authority, Revenue Bonds, Trinity Health Care Group, Refunding Series 2010B., 5.000%, 12/01/37	12/20 at 100.00	AA	2,747,000
3,075	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Series 2012A, 5.000%, 10/01/37	10/22 at 100.00	AA	3,504,547
7,350	Indiana Municipal Power Agency, Power Supply System Revenue Bonds, Series 2004A, 5.000%, 1/01/32 – FGIC Insured	1/15 at 100.00	A+	7,755,500
	Indiana University, Student Fee Revenue Bonds, Series 2004P:
2,750	5.000%, 8/01/22 (Pre-refunded 8/01/14) – AMBAC Insured	8/14 at 100.00	Aaa	2,912,608
1,600	5.000%, 8/01/24 (Pre-refunded 8/01/14) – AMBAC Insured	8/14 at 100.00	Aaa	1,694,608
4,300	Saint Joseph County, Indiana, Educational Facilities Revenue Bonds, University of Notre Dame du Lac Project, Refunding Series 2009, 5.000%, 3/01/36	3/18 at 100.00	Aaa	4,940,657
1,550	St. Joseph County Hospital Authority, Indiana, Revenue Bonds, Madison Center Inc., Series 2005, 5.250%, 2/15/23 (6)	2/15 at 100.00	N/R	173,414
27,005	Total Indiana			28,134,113

Nuveen Investments	39

Nuveen Premium Income Municipal Fund 2, Inc. (continued)
NPM	Portfolio of Investments
April 30, 2013 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Iowa – 0.7% (0.5% of Total Investments)
	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C:
$8,365	5.500%, 6/01/42	6/15 at 100.00	B+	$8,124,757
35	5.625%, 6/01/46	6/15 at 100.00	B+	34,328
8,400	Total Iowa			8,159,085
	Kansas – 0.0% (0.0% of Total Investments)
90	Sedgwick and Shawnee Counties, Kansas, GNMA Collateralized Single Family Mortgage Revenue Refunding Bonds, Series 1994A-1, 7.900%, 5/01/24 (Alternative Minimum Tax)	No Opt. Call	Aaa	91,419
	Kentucky – 1.1% (0.8% of Total Investments)
4,300	Kentucky Economic Development Finance Authority, Hospital Facilities Revenue Bonds, Owensboro Medical Health System, Series 2010A, 6.500%, 3/01/45	6/20 at 100.00	BBB+	5,185,585
2,000	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Baptist Healthcare System Obligated Group, Series 2011, 5.000%, 8/15/42	8/21 at 100.00	AA–	2,181,860
4,630	Lexington-Fayette Urban County Government Public Facilities Corporation, Kentucky State Lease Revenue Bonds, Eastern State Hospital Project, Series 2011A, 5.250%, 6/01/31	6/21 at 100.00	Aa3	5,384,088
10,930	Total Kentucky			12,751,533
	Louisiana – 6.0% (4.0% of Total Investments)
4,350	Louisiana Citizens Property Insurance Corporation, Assessment Revenue Bonds, Series 2006B, 5.000%, 6/01/22 – AMBAC Insured	6/16 at 100.00	A–	4,767,165
4,000	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan Missionaries of Our Lady Health System, Series 2005A, 5.250%, 8/15/31	8/15 at 100.00	A+	4,152,200
2,700	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2007A, 5.500%, 5/15/47	5/17 at 100.00	Baa1	2,871,261
5,750	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2011, 6.750%, 5/15/41	5/21 at 100.00	Baa1	6,953,475
10,720	Louisiana Stadium and Exposition District, Revenue Refunding Bonds, Senior Lien Series 2013A, 5.000%, 7/01/36	7/23 at 100.00	A	12,060,965
3,000	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Second Lien Series 2010B, 5.000%, 5/01/45	5/20 at 100.00	AA	3,448,710
	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006A:
14,550	4.750%, 5/01/39 – AGM Insured (UB)	5/16 at 100.00	Aa1	15,860,955
5,920	4.500%, 5/01/41 – FGIC Insured (UB)	5/16 at 100.00	Aa1	6,388,982
	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Bonds, Series 2001B:
95	5.500%, 5/15/30	5/13 at 100.00	A1	95,523
11,360	5.875%, 5/15/39	5/13 at 100.00	A–	11,422,594
62,445	Total Louisiana			68,021,830
	Maryland – 0.5% (0.3% of Total Investments)
1,865	Baltimore, Maryland, Senior Lien Convention Center Hotel Revenue Bonds, Series 2006A, 5.250%, 9/01/26 – SYNCORA GTY Insured	9/16 at 100.00	BB+	1,925,557
1,205	Maryland Economic Development Corporation, Student Housing Revenue Refunding Bonds, University of Maryland College Park Projects, Series 2006, 5.000%, 6/01/28 – CIFG Insured	6/16 at 100.00	AA–	1,262,262
1,390	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health System, Series 2004A, 5.250%, 7/01/19 (Pre-refunded 7/01/14)	7/14 at 100.00	N/R (4)	1,468,646
1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Medical Center, Series 2011, 6.250%, 7/01/31	7/21 at 100.00	BBB	1,194,270
5,460	Total Maryland			5,850,735
	Massachusetts – 3.3% (2.2% of Total Investments)
675	Massachusetts Development Finance Agency, Revenue Bonds, Boston University, Series 2013X, 5.000%, 10/01/48	10/23 at 100.00	A1	763,452
8,125	Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds, Senior Lien Series 2010B, 5.000%, 1/01/37	1/20 at 100.00	A+	9,076,925
695	Massachusetts Development Finance Agency, Pioneer Valley Resource Recovery Revenue Bonds, Eco/Springfield LLC, Series 2000A, 8.375%, 7/01/14 (Alternative Minimum Tax)	No Opt. Call	N/R	711,631

40	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Massachusetts (continued)
$780	Massachusetts Development Finance Agency, Pioneer Valley Resource Recovery Revenue Bonds, Eco/Springfield LLC, Series 2006, 5.875%, 7/01/14 (Alternative Minimum Tax)	No Opt. Call	N/R	$777,364
2,700	Massachusetts Development Finance Agency, Revenue Bonds, Olin College, Series 2013E, 5.000%, 11/01/43 (WI/DD, Settling 5/09/13)	11/23 at 100.00	A+	3,039,471
1,000	Massachusetts Development Finance Authority, Revenue Bonds, Hampshire College, Series 2004, 5.700%, 10/01/34	10/14 at 100.00	BBB	1,027,480
1,500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Massachusetts Eye and Ear Infirmary, Series 2010C, 5.375%, 7/01/35	7/20 at 100.00	BBB–	1,628,835
900	Massachusetts Port Authority, Special Facilities Revenue Bonds, ConRac Project, Series 2011A, 5.125%, 7/01/41	7/21 at 100.00	A	1,008,864
	Massachusetts State, Special Obligation Dedicated Tax Revenue Bonds, Series 2004:
2,250	5.250%, 1/01/21 (Pre-refunded 1/01/14) – FGIC Insured	1/14 at 100.00	A1 (4)	2,324,340
4,000	5.250%, 1/01/24 (Pre-refunded 1/01/14) – FGIC Insured	1/14 at 100.00	A1 (4)	4,132,160
3,795	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2007A, 4.500%, 8/01/46 – AGM Insured (UB) (5)	2/17 at 100.00	AA+	4,005,015
8,050	Metropolitan Boston Transit Parking Corporation, Massachusetts, Systemwide Senior Lien Parking Revenue Bonds, Series 2011, 5.000%, 7/01/41	7/21 at 100.00	A+	9,031,778
34,470	Total Massachusetts			37,527,315
	Michigan – 5.2% (3.5% of Total Investments)
3,055	Detroit Water and Sewerage Department, Michigan, Sewage Disposal System Revenue Bonds, Refunding Senior Lien Series 2012A, 5.250%, 7/01/39	7/22 at 100.00	A+	3,339,421
7,000	Detroit, Michigan, Distributable State Aid General Obligation Bonds, Limited Tax Series 2010, 5.250%, 11/01/35	11/20 at 100.00	AA	7,736,540
	Grand Rapids and Kent County Joint Building Authority, Michigan, Limited Tax General Obligation Bonds, Devos Place Project, Series 2001:
7,660	0.000%, 12/01/21	No Opt. Call	AAA	6,361,477
7,955	0.000%, 12/01/22	No Opt. Call	AAA	6,331,703
8,260	0.000%, 12/01/23	No Opt. Call	AAA	6,338,063
8,575	0.000%, 12/01/24	No Opt. Call	AAA	6,355,104
1,200	Kent Hospital Finance Authority, Michigan, Revenue Bonds, Metropolitan Hospital, Series 2005A, 6.000%, 7/01/35	7/15 at 100.00	BB+	1,275,012
10,000	Michigan Finance Authority, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2011, 5.000%, 12/01/39	12/21 at 100.00	AA	11,139,200
6,345	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Henry Ford Health System, Refunding Series 2009, 5.750%, 11/15/39	11/19 at 100.00	A	7,238,820
	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group, Series 2006A:
275	5.000%, 12/01/31 (Pre-refunded 12/01/16) (UB)	12/16 at 100.00	N/R (4)	317,350
1,225	5.000%, 12/01/31 (UB)	12/16 at 100.00	AA	1,351,506
340	Monroe County Hospital Finance Authority, Michigan, Mercy Memorial Hospital Corporation Revenue Bonds, Series 2006, 5.500%, 6/01/35	6/16 at 100.00	BBB	363,259
61,890	Total Michigan			58,147,455
	Minnesota – 1.3% (0.9% of Total Investments)
8,165	Cohasset, Minnesota, Pollution Control Revenue Bonds, Allete Inc., Series 2004, 4.950%, 7/01/22	7/14 at 100.00	A	8,388,639
	Minneapolis-St. Paul Housing and Redevelopment Authority, Minnesota, Revenue Bonds, HealthPartners Inc., Series 2003:
1,000	6.000%, 12/01/18	12/13 at 100.00	A–	1,031,470
1,050	5.875%, 12/01/29	12/13 at 100.00	A–	1,080,450
1,000	Minnesota Municipal Power Agency, Electric Revenue Bonds, Series 2004A, 5.250%, 10/01/19	10/14 at 100.00	A3	1,065,840
1,620	St. Louis Park, Minnesota, Revenue Bonds, Park Nicollet Health Services, Series 2003B, 5.500%, 7/01/25 (Pre-refunded 7/01/14)	7/14 at 100.00	N/R (4)	1,717,378
1,000	St. Paul Housing and Redevelopment Authority, Minnesota, Revenue Bonds, Healtheast Inc., Series 2005, 6.000%, 11/15/25	11/15 at 100.00	BBB–	1,082,250
13,835	Total Minnesota			14,366,027

Nuveen Investments	41

Nuveen Premium Income Municipal Fund 2, Inc. (continued)
NPM	Portfolio of Investments
April 30, 2013 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Mississippi – 0.3% (0.2% of Total Investments)
$3,675	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, Baptist Memorial Healthcare, Series 2004B-1, 5.000%, 9/01/24 (UB)	9/14 at 100.00	AA–	$3,872,678
	Missouri – 1.6% (1.1% of Total Investments)
2,000	Cole County Industrial Development Authority, Missouri, Revenue Bonds, Lutheran Senior Services – Heisinger Project, Series 2004, 5.250%, 2/01/24	2/14 at 100.00	BBB+	2,023,000
200	Hannibal Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Hannibal Regional Hospital, Series 2006, 5.000%, 3/01/22	3/16 at 100.00	BBB+	208,328
2,885	Joplin Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Freeman Health System, Series 2004, 5.500%, 2/15/24	2/15 at 102.00	BBB+	3,044,569
9,000	Kansas City, Missouri, Airport Revenue Bonds, General Improvement Projects, Series 2003B, 5.250%, 9/01/17 – FGIC Insured	9/13 at 100.00	A+	9,148,770
	Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds, Branson Landing Project, Series 2005A:
780	6.000%, 6/01/20	No Opt. Call	A	893,201
1,525	5.000%, 6/01/35	6/15 at 100.00	A	1,565,489
1,200	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lake Regional Health System, Series 2003, Reg S, 5.125%, 2/15/18 (Pre-refunded 2/15/14)	2/14 at 100.00	BBB+ (4)	1,245,108
17,590	Total Missouri			18,128,465
	Nebraska – 2.1% (1.4% of Total Investments)
4,000	Lincoln, Nebraska, Electric System Revenue Bonds, Refunding Series 2012, 5.000%, 9/01/37	9/22 at 100.00	AA	4,655,920
5,130	Omaha Public Power District, Nebraska, Electric System Revenue Bonds, Series 2007A, 5.000%, 2/01/43	2/17 at 100.00	Aa1	5,710,460
10,000	Omaha Public Power District, Nebraska, Electric System Revenue Bonds, Series 2012A, 5.000%, 2/01/42	2/22 at 100.00	Aa1	11,491,800
1,050	Omaha Public Power District, Nebraska, Separate Electric System Revenue Bonds, Nebraska City 2, Series 2006A, 19.934%, 8/01/40 – AMBAC Insured (IF)	2/17 at 100.00	AA+	1,814,043
20,180	Total Nebraska			23,672,223
	Nevada – 6.1% (4.1% of Total Investments)
10,000	Clark County, Nevada, Airport Revenue Bonds, Subordinate Lien Series 2010B, 5.750%, 7/01/42	1/20 at 100.00	A+	11,766,300
	Clark County, Nevada, General Obligation Bonds, Bond Bank Refunding Series 2009:
3,520	5.000%, 6/01/27	6/19 at 100.00	AA+	3,972,918
3,695	5.000%, 6/01/28	6/19 at 100.00	AA+	4,156,801
3,880	5.000%, 6/01/29	6/19 at 100.00	AA+	4,346,454
	Clark County, Nevada, General Obligation Transportation Bonds, Refunding Series 2010B:
4,915	5.000%, 7/01/25	1/20 at 100.00	AA+	5,680,118
4,160	5.000%, 7/01/26	1/20 at 100.00	AA+	4,771,728
5,795	Clark County, Nevada, Motor Vehicle Fuel Tax Highway Improvement Revenue Bonds, Series 2003, 5.000%, 7/01/23 (Pre-refunded 7/01/13) – AMBAC Insured	7/13 at 100.00	AA- (4)	5,842,461
4,000	Clark County, Nevada, Subordinate Lien Airport Revenue Bonds, Series 2004A-2, 5.125%, 7/01/25 – FGIC Insured	7/14 at 100.00	A+	4,193,960
3,150	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Water Series 2012B, 5.000%, 6/01/42	6/22 at 100.00	AA+	3,571,313
10,000	Las Vegas Valley Water District, Nevada, Limited Tax General Obligation Bonds, Water & Refunding Series 2011C, 5.000%, 6/01/38	6/21 at 100.00	AA+	11,246,700
8,540	Washoe County, Nevada, General Obligation Bonds, Reno-Sparks Convention & Visitors Authority, Refunding Series 2011, 5.000%, 7/01/32	7/21 at 100.00	AA	9,601,095
61,655	Total Nevada			69,149,848
	New Jersey – 5.3% (3.5% of Total Investments)
5,480	Essex County Improvement Authority, New Jersey, Lease Revenue Bonds, Series 2003, 5.125%, 12/15/20 – AGM Insured	12/13 at 100.00	Aa2	5,642,372
135	Essex County Improvement Authority, New Jersey, Lease Revenue Bonds, Series 2003, 5.125%, 12/15/20 (Pre-refunded 12/15/13) – AGM Insured	12/13 at 100.00	Aa2 (4)	139,165

42	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	New Jersey (continued)
	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2005P:
$1,325	5.250%, 9/01/24 (Pre-refunded 9/01/15)	9/15 at 100.00	A+ (4)	$1,476,620
1,000	5.250%, 9/01/26 (Pre-refunded 9/01/15)	9/15 at 100.00	A+ (4)	1,114,430
520	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters University Hospital, Series 2007, 5.750%, 7/01/37	7/18 at 100.00	BB+	566,264
17,300	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Capital Appreciation Series 2010A, 0.000%, 12/15/33	No Opt. Call	A+	7,028,817
3,425	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series 2006A, 5.250%, 12/15/20	No Opt. Call	A+	4,252,960
3,400	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2003C, 5.500%, 6/15/22 (Pre-refunded 6/15/13)	6/13 at 100.00	Aaa	3,422,610
5,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2010D, 5.000%, 12/15/23	No Opt. Call	A+	6,196,000
4,000	New Jersey Turnpike Authority, Revenue Bonds, Series 2003A, 5.000%, 1/01/19 (Pre-refunded 7/01/13) – FGIC Insured	7/13 at 100.00	A+ (4)	4,032,400
3,000	New Jersey Turnpike Authority, Revenue Bonds, Series 2005A, 5.000%, 1/01/24 – AGM Insured	1/15 at 100.00	AA–	3,207,720
5,000	New Jersey Turnpike Authority, Revenue Bonds, Series 2009H, 5.000%, 1/01/36	1/19 at 100.00	A+	5,497,050
985	New Jersey Turnpike Authority, Revenue Bonds, Tender Option Bond Trust 1154, 17.041%, 1/01/43 (IF) (5)	7/22 at 100.00	A+	1,439,016
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2007-1A:
10,555	5.000%, 6/01/29	6/17 at 100.00	B2	10,082,558
6,125	4.750%, 6/01/34	6/17 at 100.00	B2	5,395,451
67,250	Total New Jersey			59,493,433
	New York – 9.7% (6.5% of Total Investments)
5,000	Dormitory Authority of the State of New York, FHA-Insured Revenue Bonds, Montefiore Medical Center, Series 2005, 5.000%, 2/01/28 – FGIC Insured	2/15 at 100.00	N/R	5,337,650
1,500	Dormitory Authority of the State of New York, State and Local Appropriation Lease Bonds, Upstate Community Colleges, Series 2004B, 5.250%, 7/01/19	7/14 at 100.00	AA–	1,587,615
1,250	Hempstead Town Industrial Development Agency, New York, Revenue Bonds, Adelphi University, Civic Facility Project, Series 2005, 5.000%, 10/01/30	10/15 at 100.00	A	1,344,113
2,100	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series 2011A, 5.750%, 2/15/47	2/21 at 100.00	A	2,497,236
5,025	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 4.500%, 2/15/47 – NPFG Insured	2/17 at 100.00	A	5,200,322
2,575	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2006F, 4.250%, 5/01/33 – NPFG Insured	11/16 at 100.00	A	2,644,036
10,000	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2012A, 5.000%, 9/01/42	9/22 at 100.00	A	11,164,300
5,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding Series 2012H, 5.000%, 11/15/42	No Opt. Call	A	5,584,500
2,100	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue Bonds, Second Generation Resolution, Fiscal 2011 Series EE, 5.375%, 6/15/43	12/20 at 100.00	AA+	2,483,124
	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series 2004B:
6,875	5.000%, 8/01/23 (Pre-refunded 8/01/13)	8/13 at 100.00	AAA	6,957,981
7,260	5.000%, 8/01/24 (Pre-refunded 8/01/13)	8/13 at 100.00	AAA	7,347,628
2,500	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series 2004C, 5.000%, 2/01/22 (UB)	2/14 at 100.00	AAA	2,586,100
10	New York City, New York, General Obligation Bonds, Fiscal Series 1996J, 5.500%, 2/15/26	8/13 at 100.00	AA	10,044
785	New York City, New York, General Obligation Bonds, Fiscal Series 2005J, 5.000%, 3/01/25	3/15 at 100.00	Aa2	847,251
1,365	New York City, New York, General Obligation Bonds, Fiscal Series 2005J, 5.000%, 3/01/25 (Pre-refunded 3/01/15)	3/15 at 100.00	Aa2 (4)	1,481,994

Nuveen Investments	43

Nuveen Premium Income Municipal Fund 2, Inc. (continued)
NPM	Portfolio of Investments
April 30, 2013 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	New York (continued)
$5,000	New York City, New York, General Obligation Bonds, Fiscal Series 2005M, 5.000%, 4/01/24 (UB)	4/15 at 100.00	AA	$5,427,750
4,000	New York City, New York, General Obligation Bonds, Series 2004C-1, 5.250%, 8/15/20 (UB)	8/14 at 100.00	AA	4,253,440
	New York Convention Center Development Corporation, Hotel Unit Fee Revenue Bonds, Series 2005:
2,475	5.000%, 11/15/44 – AMBAC Insured	11/15 at 100.00	AA+	2,590,583
1,235	17.046%, 11/15/44 – AMBAC Insured (IF)	11/15 at 100.00	AA+	1,465,698
	New York State Municipal Bond Bank Agency, Special School Purpose Revenue Bonds, Series 2003C:
6,000	5.250%, 6/01/20 (Pre-refunded 6/01/13)	6/13 at 100.00	AA– (4)	6,026,100
5,100	5.250%, 6/01/21 (Pre-refunded 6/01/13)	6/13 at 100.00	AA– (4)	5,122,185
2,000	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2003A-1, 5.500%, 6/01/19	6/13 at 100.00	AA–	2,009,060
1,060	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC Project, Eighth Series 2010, 6.000%, 12/01/42	12/20 at 100.00	BBB–	1,244,207
6,250	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC, Sixth Series 1997, 6.250%, 12/01/15 – NPFG Insured (Alternative Minimum Tax)	No Opt. Call	Baa2	6,793,563
9,950	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Refunding Bonds, Tender Option Bond Trust 2012-10W, 7.286%, 11/15/21 (IF) (5)	No Opt. Call	AA–	13,663,937
	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Refunding Subordinate Lien Series 2013A:
1,055	5.000%, 11/15/28	No Opt. Call	A+	1,257,444
2,550	0.000%, 11/15/31	No Opt. Call	A+	1,271,022
455	3.125%, 11/15/32	No Opt. Call	A+	436,295
1,345	0.000%, 11/15/32	No Opt. Call	A+	638,552
101,820	Total New York			109,273,730
	North Carolina – 1.1% (0.7% of Total Investments)
1,775	Charlotte-Mecklenburg Hospital Authority, North Carolina, Carolinas HealthCare System Revenue Bonds, Series 2008, Trust 1149, 15.092%, 7/15/32 (IF) (5)	1/18 at 100.00	AA–	2,168,251
1,000	Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care Revenue Bonds, DBA Carolinas HealthCare System, Series 2011A, 5.250%, 1/15/42	1/21 at 100.00	AA–	1,144,520
1,755	Durham Urban Redevelopment Authority, North Carolina, FHA-Insured Mortgage Loan Revenue Bonds, Durham Hosiery Mill, Series 1987, 7.500%, 8/01/29 (Alternative Minimum Tax)	8/13 at 100.00	AA+	1,766,864
	North Carolina Infrastructure Finance Corporation, Certificates of Participation, Correctional Facilities, Series 2004A:
1,250	5.000%, 2/01/21 (Pre-refunded 2/01/14)	2/14 at 100.00	AA+ (4)	1,294,513
2,445	5.000%, 2/01/22 (Pre-refunded 2/01/14)	2/14 at 100.00	AA+ (4)	2,532,066
3,540	University of North Carolina, Charlotte, General Revenue Bonds, Series 2013A, 3.625%, 4/01/43	4/23 at 100.00	AA–	3,533,486
11,765	Total North Carolina			12,439,700
	Ohio – 4.6% (3.1% of Total Investments)
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2:
1,700	5.125%, 6/01/24	6/17 at 100.00	B–	1,578,110
900	5.875%, 6/01/30	6/17 at 100.00	B	807,363
7,030	5.750%, 6/01/34	6/17 at 100.00	B	6,166,365
2,245	5.875%, 6/01/47	6/17 at 100.00	B	2,005,840
3,000	Columbus City School District, Franklin County, Ohio, General Obligation Bonds, Series 2004, 5.250%, 12/01/24 (Pre-refunded 12/01/14) – AGM Insured	12/14 at 100.00	AA (4)	3,234,630
6,345	Franklin County, Ohio, Hospital Revenue Bonds, OhioHealth Corporation, Series 2011A, 5.000%, 11/15/41	11/21 at 100.00	AA+	7,084,573
10,000	Greene County, Ohio, Hospital Facilities Revenue Bonds, Kettering Health Network Series 2009, 5.500%, 4/01/39	4/19 at 100.00	A	10,945,900
14,850	JobsOhio Beverage System, Ohio, Statewide Senior Lien Liquor Profits Revenue Bonds, Tax Exempt Series 2013A, 5.000%, 1/01/38 (UB) (5)	1/23 at 100.00	AA	16,865,442
875	JobsOhio Beverage System, Ohio, Statewide Senior Lien Liquor Profits Revenue Bonds, Tender Option Bond Trust 1157, 17.137%, 1/01/38 (IF) (5)	1/23 at 100.00	AA	1,350,020

44	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Ohio (continued)
$1,980	Ohio Housing Finance Agency, FHA-Insured Multifamily Housing Mortgage Revenue Bonds, Courtyards of Kettering, Series 1998B-1, 5.550%, 1/01/40 (Alternative Minimum Tax)	7/13 at 100.00	Aa2	$1,982,396
48,925	Total Ohio			52,020,639
	Oklahoma – 1.9% (1.3% of Total Investments)
750	Norman Regional Hospital Authority, Oklahoma, Hospital Revenue Bonds, Series 2005, 5.375%, 9/01/36	9/16 at 100.00	BB+	776,888
	Oklahoma Development Finance Authority, Revenue Bonds, Saint John Health System, Series 2007:
2,690	5.000%, 2/15/37	2/17 at 100.00	A	2,860,976
1,020	5.000%, 2/15/42	2/17 at 100.00	A	1,082,587
10,000	Oklahoma Municipal Power Authority, Power Supply System Revenue Bonds, Series 2007, 4.500%, 1/01/47 – FGIC Insured	1/17 at 100.00	A	10,326,200
5,460	Tulsa County Industrial Authority, Oklahoma, Health Care Revenue Bonds, Saint Francis Health System, Series 2006, 5.000%, 12/15/36 (UB)	12/16 at 100.00	AA+	5,951,455
99	Tulsa County Industrial Authority, Oklahoma, Health Care Revenue Bonds, Saint Francis Health System, Series 2008, Trust 3500, 8.446%, 6/15/30 (IF)	12/16 at 100.00	AA+	115,201
20,019	Total Oklahoma			21,113,307
	Oregon – 0.8% (0.5% of Total Investments)
7,860	Multnomah County Hospital Facilities Authority, Oregon, Revenue Bonds, Sisters of Providence Health System, Series 2004, 5.500%, 10/01/21 (UB)	10/14 at 100.00	AA	8,434,409
	Pennsylvania – 3.0% (2.0% of Total Investments)
3,500	Allegheny County Sanitary Authority, Pennsylvania, Sewerage Revenue Bonds, Series 2005A, 5.000%, 12/01/23 – NPFG Insured	12/15 at 100.00	A1	3,846,255
270	Annville-Cleona School District, Lebanon County, Pennsylvania, General Obligation Bonds, Series 2005, 6.000%, 3/01/28 – AGM Insured	3/15 at 100.00	A1	294,959
1,230	Annville-Cleona School District, Lebanon County, Pennsylvania, General Obligation Bonds, Series 2005, 6.000%, 3/01/28 (Pre-refunded 3/01/15) – AGM Insured	3/15 at 100.00	A1 (4)	1,357,440
500	Bucks County Industrial Development Authority, Pennsylvania, Charter School Revenue Bonds, School Lane Charter School, Series 2007A, 5.000%, 3/15/37	3/17 at 100.00	BBB	510,200
1,050	Delaware Valley Regional Finance Authority, Pennsylvania, Local Government Revenue Bonds, Series 1997B, 5.700%, 7/01/27 – AMBAC Insured	No Opt. Call	A2	1,263,759
50	Luzerne County, Pennsylvania, General Obligation Bonds, Series 2003C, 5.250%, 12/15/16 – FGIC Insured	No Opt. Call	N/R	55,138
2,575	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, AICUP Financing Program-Delaware Valley College of Science and Agriculture Project, Series 2012 LL1, 4.000%, 11/01/32	11/22 at 100.00	Baa3	2,561,198
5,850	Pennsylvania Public School Building Authority, Lease Revenue Bonds, School District of Philadelphia, Series 2006B, 4.500%, 6/01/32 – AGM Insured	12/16 at 100.00	AA	6,202,580
1,000	Pennsylvania State University, General Revenue Bonds, Series 2005, 5.000%, 9/01/29	9/15 at 100.00	AA	1,091,100
15,000	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Capital Appreciation Series 2009E, 0.000%, 12/01/38	12/27 at 100.00	A–	15,394,200
1,050	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2006A, 5.000%, 12/01/26 – AMBAC Insured	6/16 at 100.00	A+	1,148,049
32,075	Total Pennsylvania			33,724,878
	Puerto Rico – 0.6% (0.4% of Total Investments)
8,750	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2010A, 0.000%, 8/01/33	8/29 at 100.00	A+	7,089,075

Nuveen Investments	45

Nuveen Premium Income Municipal Fund 2, Inc. (continued)
NPM	Portfolio of Investments
April 30, 2013 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Rhode Island – 1.4% (0.9% of Total Investments)
	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2002A:
$3,870	6.000%, 6/01/23	6/13 at 100.00	Baa1	$3,921,935
6,425	6.125%, 6/01/32	6/13 at 100.00	BBB+	6,488,608
5,260	6.250%, 6/01/42	6/13 at 100.00	BBB–	5,384,978
15,555	Total Rhode Island			15,795,521
	South Carolina – 1.6% (1.1% of Total Investments)
9,000	Berkeley County School District, South Carolina, Installment Purchase Revenue Bonds, Securing Assets for Education, Series 2003, 5.250%, 12/01/24	12/13 at 100.00	Aa3	9,250,290
2,500	Greenville, South Carolina, Hospital Facilities Revenue Refunding Bonds, Series 2003A, 5.000%, 5/01/25 – AMBAC Insured	5/13 at 100.00	AA–	2,508,675
	South Carolina JOBS Economic Development Authority, Hospital Refunding and Improvement Revenue Bonds, Palmetto Health Alliance, Series 2003C:
1,335	6.875%, 8/01/27 (Pre-refunded 8/01/13)	8/13 at 100.00	BBB+ (4)	1,357,414
165	6.875%, 8/01/27 (Pre-refunded 8/01/13)	8/13 at 100.00	BBB+ (4)	167,769
4,450	6.375%, 8/01/34 (Pre-refunded 8/01/13)	8/13 at 100.00	BBB+ (4)	4,519,196
550	6.375%, 8/01/34 (Pre-refunded 8/01/13)	8/13 at 100.00	BBB+ (4)	558,552
18,000	Total South Carolina			18,361,896
	Tennessee – 0.6% (0.4% of Total Investments)
	Harpeth Valley Utilities District, Davidson and Williamson Counties, Tennessee, Utilities Revenue Bonds, Series 2012A:
1,645	4.000%, 9/01/40	9/22 at 100.00	AA	1,700,650
1,690	4.000%, 9/01/42	9/22 at 100.00	AA	1,740,565
3,200	Johnson City Health and Educational Facilities Board, Tennessee, Revenue Bonds, Mountain States Health Alliance, Series 2006A, 5.500%, 7/01/36	7/16 at 100.00	BBB+	3,385,824
	Sumner County Health, Educational, and Housing Facilities Board, Tennessee, Revenue Refunding Bonds, Sumner Regional Health System Inc., Series 2007:
800	5.500%, 11/01/37 (6)	11/17 at 100.00	N/R	1,992
1,000	5.500%, 11/01/46 (6)	11/17 at 100.00	N/R	2,490
8,335	Total Tennessee			6,831,521
	Texas – 10.9% (7.3% of Total Investments)
5,810	Board of Regents, University of Texas System, Financing System Revenue Bonds, Series 2006F, 4.250%, 8/15/36 (UB)	2/17 at 100.00	AAA	6,082,024
5,110	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric Company, Series 1999C, 7.700%, 3/01/32 (Alternative Minimum Tax)	4/14 at 100.00	C	408,851
10,000	Brazos River Harbor Navigation District, Brazoria County, Texas, Environmental Facilities Revenue Bonds, Dow Chemical Company Project, Series 2002A-6, 6.250%, 5/15/33 (Pre-refunded 5/01/13) (Alternative Minimum Tax)	5/13 at 100.00	BBB (4)	10,044,400
1,000	Bryan, Brazos County, Texas, Electric System Revenue Bonds, Series 2009, 5.000%, 7/01/34	7/17 at 100.00	A+	1,114,540
965	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Refunding Series 2013A, 5.000%, 1/01/43 (WI/DD, Settling 5/16/13)	1/23 at 100.00	Baa2	1,044,921
5,240	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2011, 6.250%, 1/01/46	1/21 at 100.00	Baa2	6,205,522
6,100	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding and Improvement Bonds, Series 2012C, 5.000%, 11/01/45 – AGM Insured	11/21 at 100.00	A+	6,784,481
11,000	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Series 2012H, 5.000%, 11/01/42 (Alternative Minimum Tax)	No Opt. Call	A+	11,716,870
	Harris County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Memorial Hermann Healthcare System, Series 2004A:
1,000	5.000%, 12/01/20 (Pre-refunded 12/01/14)	12/14 at 100.00	A+ (4)	1,073,430
1,000	5.000%, 12/01/21 (Pre-refunded 12/01/14)	12/14 at 100.00	A+ (4)	1,073,430
2,500	5.125%, 12/01/22 (Pre-refunded 12/01/14)	12/14 at 100.00	A+ (4)	2,688,500
2,925	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Senior Lien Series 2001G, 5.250%, 11/15/30 – NPFG Insured	5/13 at 100.00	A	2,943,223

46	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Texas (continued)
$4,000	Houston, Texas, First Lien Combined Utility System Revenue Bonds, First Lien Series 2004A, 5.250%, 5/15/24 – FGIC Insured	5/14 at 100.00	AA	$4,201,280
6,000	Houston, Texas, First Lien Combined Utility System Revenue Bonds, Series 2011D, 5.000%, 11/15/40	11/21 at 100.00	AA	6,813,540
10,850	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment Project, Series 2001B, 0.000%, 9/01/25 – AMBAC Insured	No Opt. Call	A2	6,588,337
	Kerrville Health Facilities Development Corporation, Texas, Revenue Bonds, Sid Peterson Memorial Hospital Project, Series 2005:
800	5.250%, 8/15/21	2/16 at 100.00	BBB–	844,808
1,250	5.125%, 8/15/26	2/16 at 100.00	BBB–	1,294,088
3,000	Love Field Airport Modernization Corporation, Texas, Special Facilities Revenue Bonds, Southwest Airlines Company, Series 2010, 5.250%, 11/01/40	11/20 at 100.00	BBB–	3,276,330
4,715	Lower Colorado River Authority, Texas, Revenue Refunding Bonds, Series 2012A, 5.000%, 5/15/39	No Opt. Call	A1	5,299,896
6,025	North Central Texas Health Facilities Development Corporation, Texas, Revenue Bonds, Children’s Medical Center Dallas Project, Series 2012, 5.000%, 8/15/32	8/22 at 100.00	AA	6,913,929
3,100	North Texas Tollway Authority, Second Tier System Revenue Refunding Bonds, Series 2008F, 5.750%, 1/01/38	1/18 at 100.00	A3	3,491,034
	North Texas Tollway Authority, Special Projects System Revenue Bonds, Series 2011A:
1,880	0.000%, 9/01/43	9/31 at 100.00	AA	1,456,022
7,990	0.000%, 9/01/45	9/31 at 100.00	AA	6,750,431
1,000	Sabine River Authority, Texas, Pollution Control Revenue Bonds, TXU Electric Company, Series 2001C, 5.200%, 5/01/28	11/15 at 100.00	CCC	72,510
2,500	Southwest Higher Education Authority Inc, Texas, Revenue Bonds, Southern Methodist University, Series 2010, 5.000%, 10/01/41	10/20 at 100.00	AA–	2,890,575
1,000	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Scott & White Healthcare Project, Tender Option Bond Trust 1149, 17.223%, 8/15/43 (IF) (5)	8/23 at 100.00	AA–	1,465,080
7,100	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, Texas Health Resources, Series 2007A, 5.000%, 2/15/36 (UB)	2/17 at 100.00	AA–	7,726,220
1,100	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series 2012, 5.000%, 12/15/30	No Opt. Call	A3	1,188,583
3,755	Texas State, General Obligation Bonds, Series 2008, Trust 3213, 13.591%, 4/01/28 (IF)	4/17 at 100.00	Aaa	6,284,593
5,000	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, First Tier Refunding Series 2012A, 5.000%, 8/15/41	8/22 at 100.00	A–	5,459,600
123,715	Total Texas			123,197,048
	Utah – 1.5% (1.0% of Total Investments)
6,335	Riverton, Utah, Hospital Revenue Bonds, IHC Health Services, Inc., Series 2009, 5.000%, 8/15/41	8/19 at 100.00	AA+	7,133,210
9,045	Utah Transit Authority, Sales Tax Revenue and Refunding Bonds, Series 2012, 5.000%, 6/15/42	6/22 at 100.00	A1	10,251,513
15,380	Total Utah			17,384,723
	Virginia – 0.1% (0.1% of Total Investments)
1,250	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, 95 Express Lanes LLC Project, Series 2012, 5.000%, 1/01/40 (Alternative Minimum Tax)	1/22 at 100.00	BBB–	1,303,500
	Washington – 4.9% (3.3% of Total Investments)
5,000	Energy Northwest, Washington, Electric Revenue Refunding Bonds, Nuclear Project 1, Series 2003A, 5.500%, 7/01/16 (Pre-refunded 7/01/13)	7/13 at 100.00	Aa1 (4)	5,045,150
10,000	King County, Washington, Sewer Revenue Bonds, Refunding Series 2012, 5.000%, 1/01/52	1/22 at 100.00	AA+	11,156,400
2,500	King County, Washington, Sewer Revenue Bonds, Series 2009, 5.250%, 1/01/42	1/19 at 100.00	AA+	2,902,100
4,160	Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Refunding Series 2012A, 5.000%, 8/01/30	8/22 at 100.00	Aa3	4,884,630
2,820	Skagit County Public Hospital District 1, Washington, General Obligation Bonds, Series 2004A, 5.375%, 12/01/19 (Pre-refunded 12/01/14) – NPFG Insured	12/14 at 100.00	A1 (4)	3,048,082

Nuveen Investments	47

Nuveen Premium Income Municipal Fund 2, Inc. (continued)
NPM	Portfolio of Investments
April 30, 2013 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Washington (continued)
$3,410	Washington Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research Center, Series 2011A, 5.625%, 1/01/35	1/21 at 100.00	A	$3,828,919
4,415	Washington Health Care Facilities Authority, Revenue Bonds, Kadlec Regional Medical Center, Series 2010, 5.500%, 12/01/39	12/20 at 100.00	Baa3	4,782,902
1,885	Washington Health Care Facilities Authority, Revenue Bonds, Seattle Children’s Hospital, Refunding Series 2012B, 5.000%, 10/01/30	10/22 at 100.00	AA	2,174,743
4,940	Washington Health Care Facilities Authority, Revenue Bonds, Seattle Children’s Hospital, Series 2012A, 5.000%, 10/01/42	10/22 at 100.00	AA	5,511,212
5,000	Washington State Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research Center, Series 2009A, 6.000%, 1/01/33	7/19 at 100.00	A	5,633,250
1,000	Washington State Health Care Facilities Authority, Revenue Bonds, Northwest Hospital and Medical Center of Seattle, Series 2007, 5.700%, 12/01/32	12/17 at 100.00	N/R	1,052,139
	Washington State Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2002:
2,930	6.500%, 6/01/26	6/13 at 100.00	A3	2,988,540
2,435	6.625%, 6/01/32	6/13 at 100.00	Baa1	2,483,650
50,495	Total Washington			55,491,717
	West Virginia – 0.2% (0.1% of Total Investments)
2,355	West Virginia University, Revenue Bonds, West Virginia University Projects, Improvement Series 2004C, 5.000%, 10/01/24 (Pre-refunded 10/01/14) – FGIC Insured	10/14 at 100.00	Aa3 (4)	2,511,466
	Wisconsin – 2.2% (1.5% of Total Investments)
1,135	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care, Inc., Series 2010A, 5.625%, 4/15/39	4/20 at 100.00	A	1,292,186
6,775	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care, Inc., Series 2012A, 5.000%, 7/15/25	7/21 at 100.00	A	7,756,359
365	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Divine Savior Healthcare, Series 2006, 5.000%, 5/01/32	5/16 at 100.00	BBB	375,804
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Fort Healthcare Inc., Series 2004, 5.750%, 5/01/24	5/14 at 100.00	BBB+	1,042,810
2,955	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic, Series 2012B, 5.000%, 2/15/40	2/22 at 100.00	A–	3,205,111
4,530	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan Healthcare System, Series 2006A, 5.250%, 8/15/34	8/16 at 100.00	A–	4,811,177
5,300	Wisconsin State, General Obligation Bonds, Series 2006A, 4.750%, 5/01/25 – FGIC Insured (UB) (5)	5/16 at 100.00	AA	5,934,357
22,060	Total Wisconsin			24,417,804
	Wyoming – 0.2% (0.1% of Total Investments)
2,250	Sweetwater County, Wyoming, Solid Waste Disposal Revenue Bonds, FMC Corporation, Series 2005, 5.600%, 12/01/35 (Alternative Minimum Tax)	12/15 at 100.00	A–	2,446,290
$1,642,099	Total Municipal Bonds (cost $1,537,344,763)			1,685,803,125

48	Nuveen Investments

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	Corporate Bonds – 0.0% (0.0% of Total Investments)
	Transportation – 0.0% (0.0% of Total Investments)
$21	Las Vegas Monorail Company, Senior Interest Bonds (7), (8)	5.500%	7/15/19	N/R	$5,133
6	Las Vegas Monorail Company, Senior Interest Bonds (7), (8)	3.000%	7/15/55	N/R	1,202
$27	Total Corporate Bonds (cost $504)				6,335
	Total Investments (cost $1,537,345,267) – 149.2%				1,685,809,460
	Floating Rate Obligations – (8.5)%				(96,294,000)
	Variable Rate Demand Preferred Shares, at Liquidation Value – (43.3)% (9)				(489,500,000)
	Other Assets Less Liabilities – 2.6%				29,612,584
	Net Assets Applicable to Common Shares – 100%				$1,129,628,044

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6)
At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing security, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.

(7)
Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Directors. For fair value measurement disclosure purposes, investment classified as Level 3. See Notes to Financial Statements, Footnote 1 – General Information and Significant accounting Policies, Investment Valuation for more information.

(8)
During January 2010, Las Vegas Monorail Company (“Las Vegas Monorail”) filed for federal bankruptcy protection. During March 2012, Las Vegas Monorail emerged from federal bankruptcy with the acceptance of a reorganization plan assigned by the Federal Bankruptcy Court. Under the reorganization plan, the Fund surrendered its Las Vegas Monorail Project Revenue Bonds, First Tier, Series 2000 and in turn received two senior interest corporate bonds: the first with an annual coupon rate of 5.500% maturing on July 15, 2019 and the second with an annual coupon rate of 3.000% (5.500% after December 31, 2015) maturing on July 15, 2055. The Fund’s custodian is not accruing income on the Fund’s records for either senior interest corporate bond.

(9)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 29.0%.
N/R	Not rated.
WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)
Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies, Inverse Floating Rate Securities for more information.

See accompanying notes to financial statements.

Nuveen Investments	49

Nuveen Premium Income Municipal Fund 4, Inc.
NPT	Portfolio of Investments
April 30, 2013 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Municipal Bonds – 149.7% (100.0% of Total Investments)
	Alabama – 3.7% (2.5% of Total Investments)
$11,895	Alabama Special Care Facilities Financing Authority, Birmingham, Hospital Revenue Bonds, Daughters of Charity National Health System – Providence Hospital and St. Vincent’s Hospital, Series 1995, 5.000%, 11/01/25 (ETM)	5/13 at 100.00	Aaa	$11,942,580
5,000	Alabama Special Care Facilities Financing Authority, Revenue Bonds, Ascension Health, Series 2006C-2, 5.000%, 11/15/39 (UB)	11/16 at 100.00	AA+	5,530,450
1,000	Birmingham Special Care Facilities Financing Authority, Alabama, Revenue Bonds, Baptist Health System Inc., Series 2005A, 5.000%, 11/15/30	11/15 at 100.00	Baa2	1,039,990
1,000	Courtland Industrial Development Board, Alabama, Pollution Control Revenue Bonds, International Paper Company, Series 2005A, 5.000%, 6/01/25	6/15 at 100.00	BBB	1,039,510
1,500	Jefferson County, Alabama, Limited Obligation School Warrants, Education Tax Revenue Bonds, Series 2004A, 5.250%, 1/01/23 – AGM Insured	1/14 at 100.00	AA	1,508,055
2,325	Selma Industrial Development Board, Alabama, Gulf Opportunity Zone Revenue Bonds, International Paper Company Project, Series 2010A, 5.800%, 5/01/34	5/20 at 100.00	BBB	2,644,525
22,720	Total Alabama			23,705,110
	Alaska – 0.8% (0.5% of Total Investments)
1,665	Alaska Housing Finance Corporation, General Housing Purpose Bonds, Series 2005A, 5.000%, 12/01/30 – FGIC Insured (UB)	12/14 at 100.00	AA+	1,764,767
3,065	Alaska Municipal Bond Bank Authority, General Obligation Bonds, Series 2003E, 5.250%, 12/01/26 (Pre-refunded 12/01/13) – NPFG Insured	12/13 at 100.00	AA (4)	3,155,939
4,730	Total Alaska			4,920,706
	Arizona – 4.6% (3.1% of Total Investments)
1,300	Apache County Industrial Development Authority, Arizona, Pollution Control Revenue Bonds, Tucson Electric Power Company, Series 20102A, 4.500%, 3/01/30	3/22 at 100.00	BBB	1,355,796
10,350	Arizona Sports and Tourism Authority, Senior Revenue Refunding Bonds, Multipurpose Stadium Facility Project, Series 2012A, 5.000%, 7/01/30	7/22 at 100.00	A1	11,666,417
5,000	Arizona Tourism and Sports Authority, Tax Revenue Bonds, Multipurpose Stadium Facility Project, Series 2003A, 5.000%, 7/01/31 (Pre-refunded 7/01/13) – NPFG Insured	7/13 at 100.00	A1 (4)	5,040,500
1,665	Oro Valley, Arizona, Water Project Revenue Obligations, Refunding Senior Lien Series 2012, 4.000%, 7/01/20	No Opt. Call	AA	1,926,105
	Phoenix Mesa Gateway Airport Authority, Arizona, Special Facility Revenue Bonds, Mesa Project, Series 2012:
400	5.000%, 7/01/27 (Alternative Minimum Tax)	7/22 at 100.00	AA+	443,552
950	5.000%, 7/01/32 (Alternative Minimum Tax)	7/22 at 100.00	AA+	1,029,477
3,710	Pinal County Electrical District 3, Arizona, Electric System Revenue Bonds, Refunding Series 2011, 5.250%, 7/01/41	7/21 at 100.00	A	4,178,907
3,000	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc Prepay Contract Obligations, Series 2007, 5.000%, 12/01/37	No Opt. Call	A–	3,370,350
26,375	Total Arizona			29,011,104
	California – 20.9% (14.0% of Total Investments)
1,500	ABAG Finance Authority for Non-Profit Corporations, California, Cal-Mortgage Insured Revenue Bonds, Channing House, Series 2010, 6.000%, 5/15/30	5/20 at 100.00	A	1,737,795
8,000	Anaheim Public Finance Authority, California, Senior Lease Bonds, Public Improvement Project, Refunding Series 2007A-1, 4.375%, 3/01/37 – FGIC Insured	9/17 at 100.00	A1	8,272,480
5,000	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanante System, Series 2006, 5.000%, 4/01/37	4/16 at 100.00	A+	5,444,400
2,900	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007A, 5.000%, 11/15/42 (UB)	11/16 at 100.00	AA–	3,198,932
1,385	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects Series 2010A, 6.400%, 8/15/45	8/20 at 100.00	BBB	1,544,926

50	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	California (continued)
$2,000	California State Public Works Board, Lease Revenue Bonds, Judicial Council of California, Various Projects Series 2013A, 5.000%, 3/01/38	3/23 at 100.00	A2	$2,208,300
1,220	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series 2009-I, 6.375%, 11/01/34	11/19 at 100.00	A2	1,516,460
1,500	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series 2010A-1, 5.750%, 3/01/30	3/20 at 100.00	A2	1,775,040
4,500	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series 2011A, 5.125%, 10/01/31	10/21 at 100.00	A2	5,065,830
19,095	California State, General Obligation Bonds, Series 2005, 5.000%, 6/01/33 – CIFG Insured	6/15 at 100.00	A1	20,463,157
1,000	California State, General Obligation Bonds, Various Purpose Series 2010, 5.500%, 3/01/40	3/20 at 100.00	A1	1,173,340
1,030	California Statewide Communities Development Authority, Revenue Bonds, American Baptist Homes of the West, Series 2010, 6.250%, 10/01/39	10/19 at 100.00	BBB+	1,171,574
1,050	California Statewide Communities Development Authority, School Facility Revenue Bonds, Aspire Public Schools, Series 2010, 6.000%, 7/01/40	1/19 at 100.00	BB	1,109,682
1,000	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005A, 5.000%, 7/01/39	7/15 at 100.00	BBB–	1,037,500
1,685	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Tender Option Bond Trust 3175, 13.651%, 5/15/14 (IF)	No Opt. Call	AA–	2,610,975
4,780	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Series 1995A, 0.000%, 1/01/14 (ETM)	No Opt. Call	Aaa	4,773,786
1,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2003A-1, 6.750%, 6/01/39 (Pre-refunded 6/01/13)	6/13 at 100.00	Aaa	1,005,590
1,000	Gavilan Joint Community College District, Santa Clara and San Benito Counties, California, General Obligation Bonds, Election of 2004 Series 2011D, 5.750%, 8/01/35	8/21 at 100.00	Aa2	1,230,480
2,000	Glendale Redevelopment Agency, California, Central Glendale Redevelopment Project, Tax Allocation Bonds, Series 2010, 5.500%, 12/01/24	12/16 at 100.00	A	2,113,940
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-1:
3,000	5.750%, 6/01/47	6/17 at 100.00	B	2,866,410
610	5.125%, 6/01/47	6/17 at 100.00	B	531,286
3,190	Hillsborough City School District, San Mateo County, California, General Obligation Bonds, Series 2006B, 0.000%, 9/01/27	No Opt. Call	AAA	1,879,325
360	Jurupa Public Financing Authority, California, Superior Lien Revenue Bonds, Series 2010A, 5.000%, 9/01/33	9/20 at 100.00	AA–	391,860
540	Madera County, California, Certificates of Participation, Children’s Hospital Central California, Series 2010, 5.375%, 3/15/36	3/20 at 100.00	A+	595,647
2,000	Martinez Unified School District, Contra Costa County, California, General Obligation Bonds, Series 2011, 0.000%, 8/01/31	8/24 at 100.00	Aa2	2,254,840
1,000	Mendocino-Lake Community College District, California, General Obligation Bonds, Election 2006, Series 2011B, 0.000%, 8/01/31 – AGM Insured	8/26 at 100.00	AA–	979,980
2,700	M-S-R Energy Authority, California, Gas Revenue Bonds, Series 2009C, 7.000%, 11/01/34	No Opt. Call	A	3,816,207
3,000	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2009, 6.625%, 11/01/29	11/19 at 100.00	Baa3	3,416,640
1,250	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010, 5.250%, 11/01/21	11/20 at 100.00	Baa3	1,399,500
2,500	Petaluma, Sonoma County, California, Wastewater Revenue Bonds, Refunding Series 2011, 5.500%, 5/01/32	5/21 at 100.00	AA–	2,950,500
2,000	Ridgecrest Redevelopment Agency, California, Ridgecrest Redevelopment Project Tax Allocation Bonds, Refunding Series 2010, 6.125%, 6/30/37	6/20 at 100.00	A–	2,272,420
11,310	San Francisco Bay Area Rapid Transit District, California, Sales Tax Revenue Bonds, Refunding Series 2006A, 4.250%, 7/01/31 – AGM Insured (UB)	7/16 at 100.00	AA+	11,704,493
670	San Francisco Redevelopment Finance Authority, California, Tax Allocation Revenue Bonds, Mission Bay North Redevelopment Project, Series 2009C, 6.500%, 8/01/39	8/19 at 100.00	A–	792,067

Nuveen Investments	51

Nuveen Premium Income Municipal Fund 4, Inc. (continued)
NPT	Portfolio of Investments
April 30, 2013 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	California (continued)
	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Refunding Bonds, Series 1997A:
$4,430	0.000%, 1/15/32 – NPFG Insured	No Opt. Call	Baa2	$1,768,190
31,300	0.000%, 1/15/34 – NPFG Insured	No Opt. Call	Baa2	11,165,649
4,000	San Luis Obispo County Financing Authority, California, Revenue Bonds, Nacimiento Water Project, Tender Option Bond Trust 3030, 17.207%, 9/01/38 – NPFG Insured (IF)	9/17 at 100.00	AA+	5,396,160
440	Semitrophic Improvement District of Semitrophic Water Storage District, Kern County, California, Revenue Bonds, Refunding Series 2009A, 5.000%, 12/01/38	12/19 at 100.00	AA–	492,087
	Wiseburn School District, Los Angeles County, California, General Obligation Bonds, Series 2011B:
4,005	0.000%, 8/01/36 – AGM Insured	8/31 at 100.00	AA–	2,432,557
3,900	5.625%, 5/01/41 – AGM Insured	8/21 at 100.00	AA–	4,560,933
3,000	Yuba Community College District, California, General Obligation Bonds, Election 2006 Series 2011C, 5.250%, 8/01/47	8/21 at 100.00	Aa2	3,401,160
146,850	Total California			132,522,098
	Colorado – 8.6% (5.7% of Total Investments)
1,250	Adams County School District 1, Mapleton Public Schools, Colorado, General Obligation Bonds, Series 2010, 6.250%, 12/01/35	12/20 at 100.00	Aa2	1,547,688
4,735	Broomfield, Colorado, Water Activity Enterprise, Water Revenue Bonds, Series 2012, 5.000%, 12/01/20	No Opt. Call	A1	5,812,023
1,240	Colorado City Metropolitan District, Pueblo county, Colorado, Water and Wastewater Enterprise Revenue Bonds, Refunding & Improvement Series 2012, 4.500%, 12/01/34	No Opt. Call	A–	1,276,630
2,000	Colorado Health Facilities Authority, Revenue Bonds, Craig Hospital Project, Series 2012, 4.000%, 12/01/42 (UB) (5)	12/22 at 100.00	A–	2,011,840
945	Colorado Springs, Colorado, Utility System Revenue Bonds, Improvement Series 2008C, 5.500%, 11/15/48	11/18 at 100.00	AA	1,092,845
1,200	Colorado State Board of Governors, Colorado State University Auxiliary Enterprise System Revenue Bonds, Series 2009A, 5.000%, 3/01/34	3/19 at 100.00	Aa2	1,358,796
1,210	Colorado Water Resources and Power Development Authority, Water Resources Revenue Bonds, City of Fountain, Electric, Water & Wastewater Utility Enterprise Project, Series 2013A, 5.000%, 9/01/38 – AGM Insured	9/22 at 100.00	AA–	1,375,637
	Commerce City Northern Infrastructure General Improvement District, Colorado, General Obligation Bonds, Series 2013:
1,070	5.000%, 12/01/29 – AGM Insured	12/22 at 100.00	AA–	1,250,509
1,185	5.000%, 12/01/30 – AGM Insured	12/22 at 100.00	AA–	1,381,674
1,000	5.000%, 12/01/31 – AGM Insured	12/22 at 100.00	AA–	1,151,570
1,000	Concord Metropolitan District, Douglas County, Colorado, General Obligation Bonds, Refunding Series 2010, 5.375%, 12/01/40	12/20 at 100.00	BBB	1,112,330
535	Denver City and County, Colorado, Airport System Revenue Bonds, Series 1991D, 7.750%, 11/15/13 (Alternative Minimum Tax)	No Opt. Call	A+	556,357
3,150	Denver City and County, Colorado, Airport System Revenue Bonds, Series 2012B, 4.000%, 11/15/43	11/22 at 100.00	A+	3,244,532
	Denver Convention Center Hotel Authority, Colorado, Revenue Bonds, Convention Center Hotel, Senior Lien Series 2003A:
2,940	5.000%, 12/01/20 (Pre-refunded 12/01/13) – SYNCORA GTY Insured	12/13 at 100.00	N/R (4)	3,020,291
10,185	5.000%, 12/01/33 (Pre-refunded 12/01/13) – SYNCORA GTY Insured	12/13 at 100.00	N/R (4)	10,463,152
4,000	Eagle River Water and Sanitation District, Eagle County, Colorado, Enterprise Wastewater Revenue Bonds, Series 2012, 5.000%, 12/01/42	No Opt. Call	A+	4,588,480
755	Jefferson County School District R1, Colorado, General Obligation Bonds, Series 2004, 5.000%, 12/15/22 (Pre-refunded 12/15/14) – AGM Insured	12/14 at 100.00	Aa2 (4)	812,690
1,000	Meridian Metropolitan District, Douglas County, Colorado, General Obligation Refunding Bonds, Series 2011A, 5.000%, 12/01/41	12/21 at 100.00	A	1,088,330
1,765	Park Creek Metropolitan District, Colorado, Senior Limited Property Tax Supported Revenue Refunding Bonds, Series 2011, 6.125%, 12/01/41 – AGM Insured	12/20 at 100.00	AA–	2,074,493

52	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$2,605	Parker Water and Sanitation District, Douglas County, Colorado, General Obligation Bonds, Refunding Series 2012, 4.500%, 8/01/37	No Opt. Call	AA–	$2,873,159
	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private Activity Bonds, Series 2010:
1,245	6.000%, 1/15/34	7/20 at 100.00	Baa3	1,446,441
2,365	6.000%, 1/15/41	7/20 at 100.00	Baa3	2,760,735
1,965	SBC Metropolitan District, Colorado, General Obligation Bonds, Series 2012, 4.000%, 12/01/37	No Opt. Call	BBB+	1,972,015
49,345	Total Colorado			54,272,217
	Florida – 7.1% (4.8% of Total Investments)
1,250	Bay County, Florida, Educational Facilities Revenue Refunding Bonds, Bay Haven Charter Academy, Inc. Project, Series 2010A, 6.000%, 9/01/40	9/20 at 100.00	BBB–	1,364,338
	Bay County, Florida, Educational Facilities Revenue Refunding Bonds, Bay Haven Charter Academy, Inc. Project, Series 2013A:
1,005	5.000%, 9/01/43	9/23 at 100.00	BBB–	1,011,382
865	5.000%, 9/01/45	9/23 at 100.00	BBB–	867,015
250	Brevard County Health Facilities Authority, Florida, Revenue Bonds, Health First Inc. Project, Series 2009B, 7.000%, 4/01/39	4/19 at 100.00	A–	307,133
5,050	Broward County School Board, Florida, Certificates of Participation, Series 2003, 5.000%, 7/01/28 (Pre-refunded 7/01/13) – NPFG Insured	7/13 at 100.00	Aa3 (4)	5,090,905
3,000	Cape Coral, Florida, Water and Sewer Revenue Bonds, Refunding Series 2011, 5.000%, 10/01/41 – AGM Insured	10/21 at 100.00	AA–	3,385,080
1,100	Florida Higher Educational Facilities Financing Authority, Revenue Bonds, Nova Southeastern University, Refunding Series 2011, 6.375%, 4/01/31	4/21 at 100.00	BBB+	1,303,676
5,000	Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa International Airport, Series 2003A, 5.250%, 10/01/18 – NPFG Insured (Alternative Minimum Tax)	10/13 at 100.00	A+	5,099,650
1,795	Jacksonville, Florida, Transportation Revenue Bonds, Refunding Series 2012A, 5.000%, 10/01/24	10/22 at 100.00	AA–	2,184,210
2,050	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2005A, 5.000%, 10/01/37 – SYNCORA GTY Insured (Alternative Minimum Tax)	10/15 at 100.00	A	2,201,311
1,170	Miami-Dade County, Florida, Transit System Sales Surtax Revenue Bonds, Series 2012, 5.000%, 7/01/42	7/22 at 100.00	AA	1,320,790
1,000	Northern Palm Beach County Improvement District, Florida, Revenue Bonds, Water Control and Improvement Development Unit 46B, Series 2007A, 5.350%, 8/01/41	8/17 at 100.00	N/R	1,006,710
1,885	Old Palm Community Development District, Florida, Special Assessment Bonds, Palm Beach Gardens, Series 2004A, 5.900%, 5/01/35	5/15 at 101.00	N/R	1,950,787
5,455	South Miami Health Facilities Authority, Florida, Hospital Revenue, Baptist Health System Obligation Group, Series 2007, 5.000%, 8/15/42 (UB) (5)	8/17 at 100.00	AA	5,977,371
11,000	Sunrise, Florida, Utility System Revenue Refunding Bonds, Series 1998, 5.000%, 10/01/28 – AMBAC Insured	10/18 at 100.00	AA–	12,107,040
41,875	Total Florida			45,177,398
	Georgia – 3.6% (2.4% of Total Investments)
4,400	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 1999A, 5.500%, 11/01/22 – FGIC Insured	No Opt. Call	A1	5,441,084
1,500	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 2009B, 5.250%, 11/01/34 – AGM Insured	11/19 at 100.00	AA–	1,706,115
2,500	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates, Northeast Georgia Health Services Inc., Series 2010A, 5.000%, 2/15/30	2/20 at 100.00	A	2,727,175
5,295	Georgia Municipal Electric Authority, General Power Revenue Bonds, Series 1993B, 5.700%, 1/01/19 – FGIC Insured (ETM)	No Opt. Call	A1 (4)	6,487,646
6,000	Medical Center Hospital Authority, Georgia, Revenue Anticipation Certificates, Columbus Regional Healthcare System, Inc. Project, Series 2010, 5.000%, 8/01/41	8/20 at 100.00	AA–	6,517,740
19,695	Total Georgia			22,879,760

Nuveen Investments	53

Nuveen Premium Income Municipal Fund 4, Inc. (continued)
NPT	Portfolio of Investments
April 30, 2013 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Guam – 0.7% (0.5% of Total Investments)
$4,000	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2010, 5.500%, 7/01/30	7/20 at 100.00	Ba2	$4,367,960
	Hawaii – 0.8% (0.5% of Total Investments)
1,000	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific Health Obligated Group, Series 2010A, 5.500%, 7/01/40	7/20 at 100.00	A–	1,105,430
2,050	Honolulu City and County, Hawaii, General Obligation Refunding and Improvement Bonds, Series 1993B, 5.000%, 10/01/13	No Opt. Call	Aa1	2,091,533
1,580	Honolulu City and County, Hawaii, General Obligation Refunding and Improvement Bonds, Series 1993B, 5.000%, 10/01/13 (ETM)	No Opt. Call	Aaa	1,611,948
4,630	Total Hawaii			4,808,911
	Idaho – 0.2% (0.1% of Total Investments)
575	Idaho Housing and Finance Association, Single Family Mortgage Revenue Bonds, Series 2009BI, 5.650%, 7/01/26	7/19 at 100.00	A1	606,562
595	Idaho Water Resource Board, Water Resource Loan Program Revenue, Ground Water Rights Mitigation Series 2012A, 5.000%, 9/01/32	9/22 at 100.00	Baa1	652,852
1,170	Total Idaho			1,259,414
	Illinois – 18.5% (12.4% of Total Investments)
1,180	Chicago Board of Education, Cook County, Illinois, General Obligation Bonds, Dedicated Revenues Series 2011A, 5.000%, 12/01/41	12/21 at 100.00	A+	1,276,135
2,120	Chicago Board of Education, Illinois, General Obligation Lease Certificates, Series 1992A, 6.250%, 1/01/15 – NPFG Insured	No Opt. Call	A2	2,229,498
5,550	Chicago, Illinois, Revenue Bonds, Midway Airport, Series 2001A, 5.125%, 1/01/26 – AGM Insured (Alternative Minimum Tax)	7/13 at 100.00	AA–	5,568,426
415	Chicago, Illinois, Third Lien General Airport Revenue Bonds, O’Hare International Airport, Series 2005A, 5.000%, 1/01/33 – FGIC Insured	1/16 at 100.00	A2	446,801
1,250	Cook County Forest Preserve District, Illinois, General Obligation Bonds, Personal Property Replacement Tax Alternate Source, Series 2012C, 5.000%, 12/15/37 – AGM Insured	6/22 at 100.00	AA	1,431,588
	Cook County School District 99, Cicero, Illinois, General Obligation School Bonds, Series 1997:
1,455	8.500%, 12/01/13 – FGIC Insured	No Opt. Call	N/R	1,520,082
1,685	8.500%, 12/01/15 – FGIC Insured	No Opt. Call	N/R	1,992,580
500	Illinois Finance Authority, Revenue Bonds, Admiral at Lake Project, Series 2010A, 7.750%, 5/15/30	5/20 at 100.00	N/R	602,315
500	Illinois Finance Authority, Revenue Bonds, Admiral at Lake Project, Temps 75 Series 2010D-1, 7.000%, 5/15/18	5/13 at 100.00	N/R	501,160
1,000	Illinois Finance Authority, Revenue Bonds, Central DuPage Health, Series 2009, 5.250%, 11/01/39	11/19 at 100.00	AA	1,128,690
5,220	Illinois Finance Authority, Revenue Bonds, DePaul University, Series 2011A, 5.750%, 10/01/27	4/21 at 100.00	A	6,200,786
3,000	Illinois Finance Authority, Revenue Bonds, Elmhurst Memorial Healthcare, Series 2008A, 5.625%, 1/01/37	1/18 at 100.00	Baa2	3,359,340
5,015	Illinois Finance Authority, Revenue Bonds, Ingalls Health System, Series 2013, 5.000%, 5/15/43	5/22 at 100.00	Baa1	5,351,105
1,500	Illinois Finance Authority, Revenue Bonds, Little Company of Mary Hospital and Health Care Centers, Series 2010, 5.375%, 8/15/40	8/15 at 105.00	A+	1,623,765
2,515	Illinois Finance Authority, Revenue Bonds, Northwestern Memorial Hospital, Series 2004A, 5.250%, 8/15/34 (Pre-refunded 8/15/14)	8/14 at 100.00	N/R (4)	2,673,671
3,160	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Refunding Series 2010A, 6.000%, 5/15/39	5/20 at 100.00	A	3,671,667
500	Illinois Finance Authority, Revenue Bonds, Provena Health, Series 2009A, 7.750%, 8/15/34	8/19 at 100.00	BBB+	642,670
1,665	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group, Series 2009C, 6.625%, 11/01/39	5/19 at 100.00	A	2,033,681
5,565	Illinois Finance Authority, Revenue Bonds, Sherman Health Systems, Series 2007A, 5.500%, 8/01/37	8/17 at 100.00	BBB	6,089,557

54	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Series 2009:
$2,000	6.875%, 8/15/38	8/19 at 100.00	BBB+	$2,369,400
2,000	7.000%, 8/15/44	8/19 at 100.00	BBB+	2,380,280
500	Illinois Finance Authority, Revenue Bonds, Southern Illinois Healthcare Enterprises, Inc., Series 2005 Remarketed, 5.250%, 3/01/30 – AGM Insured	3/20 at 100.00	AA–	558,725
3,000	Illinois Finance Authority, Revenue Refunding Bonds, Resurrection Health Care Corporation, Series 2009, 6.125%, 5/15/25	5/19 at 100.00	BBB+	3,451,440
1,000	Illinois Finance Authority, Student Housing Revenue Bonds, Educational Advancement Fund Inc., Refunding Series 2007A, 5.250%, 5/01/34	5/17 at 100.00	BBB+	1,056,800
4,000	Illinois Health Facilities Authority, FHA-Insured Mortgage Revenue Refunding Bonds, Sinai Health System, Series 2003, 5.150%, 2/15/37	8/13 at 100.00	Aa2	4,018,080
	Illinois Health Facilities Authority, Revenue Refunding Bonds, Elmhurst Memorial Healthcare, Series 2002:
3,000	5.500%, 1/01/22	7/13 at 100.00	Baa2	3,010,680
1,000	5.625%, 1/01/28	7/13 at 100.00	Baa2	1,003,370
1,375	Illinois Health Facilities Authority, Revenue Refunding Bonds, Lutheran General Health System, Series 1993C, 7.000%, 4/01/14	No Opt. Call	Aa2	1,446,184
275	Illinois State, General Obligation Bonds, Refunding Series 2012, 5.000%, 8/01/25	8/22 at 100.00	A2	312,513
2,250	Illinois State, General Obligation Bonds, Series 2012A, 4.000%, 1/01/26	1/22 at 100.00	A2	2,334,263
700	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Tender Option Bond Trust 4304, 17.980%, 1/01/21 (WI/DD, Settling 5/16/13) (IF)	No Opt. Call	AA–	1,072,750
625	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Tender Option Bonds Trust 4306, 17.973%, 1/01/21 (WI/DD, Settling 5/16/13) (IF)	No Opt. Call	AA–	957,675
9,795	Lake, Cook, Kane and McHenry Counties Community Unit School District 220, Barrington, Illinois, General Obligation Bonds, Refunding Series 2002, 5.250%, 12/01/19 – AGM Insured (UB)	No Opt. Call	AAA	12,277,347
1,245	Mc Henry and Lake Counties Community Consolidated School District 26, Cary, Illinois, General Obligation Bonds, Series 2011B, 6.250%, 2/01/21 – AGM Insured	2/20 at 100.00	A2	1,514,007
	McHenry and Lake Counties Community Consolidated School District 26, Cary, Illinois, General Obligation Bonds, Series 2011A:
825	6.000%, 2/01/24 – AGM Insured	2/20 at 100.00	A2	973,979
1,030	6.000%, 2/01/25 – AGM Insured	2/20 at 100.00	A2	1,203,267
2,500	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Refunding Bonds, Series 2012B, 5.000%, 6/15/52 (UB) (5)	6/22 at 100.00	AAA	2,750,525
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 2002A:
9,500	0.000%, 6/15/24 – NPFG Insured	6/22 at 101.00	AAA	9,126,270
36,040	0.000%, 6/15/40 – NPFG Insured	No Opt. Call	AAA	10,020,562
	Quad Cities Regional Economic Development Authority, Illinois, Revenue Bonds, Augustana College, Series 2012:
445	5.000%, 10/01/25	10/22 at 100.00	Baa1	507,162
400	5.000%, 10/01/26	10/22 at 100.00	Baa1	451,292
	Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement Revenue Bonds, Series 2010:
780	5.250%, 6/01/21	No Opt. Call	A	955,562
2,000	6.250%, 6/01/24	6/16 at 100.00	A–	2,250,820
2,435	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois, General Obligation Bonds, Series 1990A, 7.200%, 11/01/20 – AMBAC Insured	No Opt. Call	AA	2,928,404
132,515	Total Illinois			117,274,874
	Indiana – 3.4% (2.3% of Total Investments)
	Carmel Redevelopment Authority, Indiana, Lease Rent Revenue Bonds, Series 2005:
1,950	0.000%, 2/01/24	No Opt. Call	AA+	1,414,589
2,705	0.000%, 2/01/25	No Opt. Call	AA+	1,876,134

Nuveen Investments	55

Nuveen Premium Income Municipal Fund 4, Inc. (continued)
NPT	Portfolio of Investments
April 30, 2013 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Indiana (continued)
$3,000	Delaware County Hospital Authority, Indiana, Hospital Revenue Bonds, Cardinal Health System, Series 2006, 5.250%, 8/01/36	8/16 at 100.00	Baa2	$3,199,410
680	Indiana Finance Authority, Educational Facilities Refunding Revenue Bonds, Butler University Project, Series 2012B, 5.000%, 2/01/29	2/22 at 100.00	BBB+	746,878
1,050	Indiana Finance Authority, Educational Facilities Revenue Bonds, Drexel Foundation For Educational Excellence, Inc., Series 2009A, 7.000%, 10/01/39	10/19 at 100.00	BB+	1,170,141
1,500	Indiana Finance Authority, Hospital Revenue Bonds, Floyd Memorial Hospital and Health Services Project, Refunding Series 2010, 5.125%, 3/01/30	3/20 at 100.00	A–	1,622,820
5,380	Indiana Finance Authority, Private Activity Bonds, Ohio River Bridges East End Crossing Project, Series 2013A, 5.000%, 7/01/44 (Alternative Minimum Tax)	7/23 at 100.00	BBB	5,728,355
1,460	Indiana Health Facility Financing Authority, Hospital Revenue Refunding Bonds, Columbus Regional Hospital, Series 1993, 7.000%, 8/15/15 – AGM Insured	No Opt. Call	AA–	1,557,134
4,000	Indiana Transportation Finance Authority, Highway Revenue Bonds, Series 2003A, 5.000%, 6/01/23 (Pre-refunded 6/01/13) – AGM Insured	6/13 at 100.00	AA+ (4)	4,016,520
21,725	Total Indiana			21,331,981
	Iowa – 0.8% (0.5% of Total Investments)
1,000	Iowa Finance Authority, Health Facility Revenue Bonds, Care Initiatives Project, Series 2006A, 5.000%, 7/01/20	7/16 at 100.00	BB+	1,055,810
1,630	Iowa Higher Education Loan Authority, Private College Facility Revenue Bonds, University of Dubuque Project, Refunding Series 2011, 6.000%, 10/01/31	10/21 at 100.00	BBB–	1,787,735
2,000	Iowa Student Loan Liquidity Corporation, Student Loan Revenue Bonds, Refunding Series 2009-2, 5.500%, 12/01/25	12/19 at 100.00	A1	2,130,400
4,630	Total Iowa			4,973,945
	Kansas – 1.9% (1.3% of Total Investments)
	Johnson and Miami Counties Unified School District 230, Kansas, General Obligation Bonds, Series 2011A:
2,000	5.000%, 9/01/26	9/21 at 100.00	Aa3	2,385,960
1,400	5.000%, 9/01/27	9/21 at 100.00	Aa3	1,657,418
2,000	Kansas Development Finance Authority, Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Series 2010A, 5.000%, 1/01/40	1/20 at 100.00	AA	2,185,060
1,485	Kansas State Power Pool, Electric Utility Revenue Bonds, Dogwood Energy Facility, Series 2012A, 5.000%, 12/01/31	12/20 at 100.00	Baa1	1,600,934
600	Overland Park Transportation Development District, Kansas, Sales Tax Revenue Bonds, Oak Park Mall Project, Series 2010, 5.900%, 4/01/32	4/20 at 100.00	BBB	673,494
1,750	Wamego, Kansas, Pollution Control Revenue Bonds, Kansas Gas and Electric Company, Series 2004, 5.300%, 6/01/31 – NPFG Insured	6/14 at 100.00	A–	1,789,270
2,845	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Capital Appreciation Revenue Bonds Redevelopment Project Area B – Major Multi-Sport Athletic Complex Project, Subordinate Lien Series 2010B, 0.000%, 6/01/21	No Opt. Call	BBB+	1,915,652
12,080	Total Kansas			12,207,788
	Kentucky – 1.1% (0.8% of Total Investments)
1,000	Kentucky Economic Development Finance Authority, Hospital Facilities Revenue Bonds, Owensboro Medical Health System, Series 2010A, 6.000%, 6/01/30	6/20 at 100.00	BBB+	1,191,960
5,000	Pikeville, Kentucky, Hospital Revenue Bonds, Pikeville Medical Center, Inc. Project, Improvement and Refunding Series 2011, 6.250%, 3/01/31	3/21 at 100.00	A3	5,974,700
6,000	Total Kentucky			7,166,660
	Louisiana – 6.4% (4.3% of Total Investments)
165	DeSoto Parish, Louisiana, Environmental Improvement Revenue Bonds, International Paper Company Project, Series 2004A, 5.000%, 11/01/18 (Alternative Minimum Tax)	11/14 at 100.00	BBB	173,474
1,750	Louisiana Local Government Environmental Facilities and Community Development Authority, GNMA Collateralized Mortgage Revenue Refunding Bonds, Sharlo Apartments, Series 2002A, 6.500%, 6/20/37	6/36 at 101.00	Aa1	1,841,070

56	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Louisiana (continued)
$5,150	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan Missionaries of Our Lady Health System, Series 2005A, 5.250%, 8/15/32	8/15 at 100.00	A+	$5,340,190
3,800	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2007A, 5.500%, 5/15/47	5/17 at 100.00	Baa1	4,041,034
625	Louisiana Public Facilities Authority, Revenue Bonds, Tulane University, Series 2013B, 5.000%, 10/01/37	4/23 at 100.00	A	712,825
	Louisiana Stadium and Exposition District, Revenue Refunding Bonds, Senior Lien Series 2013A:
3,375	5.000%, 7/01/30	7/23 at 100.00	A	3,881,250
4,580	5.000%, 7/01/31	7/23 at 100.00	A	5,237,138
300	5.000%, 7/01/36	7/23 at 100.00	A	337,527
	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006A:
1,480	4.750%, 5/01/39 – AGM Insured (UB)	5/16 at 100.00	Aa1	1,613,348
15,820	4.500%, 5/01/41 – FGIC Insured (UB)	5/16 at 100.00	Aa1	17,073,260
170	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006A, Residuals 660, 15.895%, 5/01/34 – FGIC Insured (IF)	5/16 at 100.00	Aa1	223,849
37,215	Total Louisiana			40,474,965
	Maine – 0.7% (0.5% of Total Investments)
505	Maine Health and Higher Educational Facilities Authority Revenue Bonds, Eastern Maine Medical Center Obligated Group Issue, Series 2013, 5.000%, 7/01/43	7/23 at 100.00	Baa1	548,809
2,000	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, MaineGeneral Medical Center, Series 2011, 6.750%, 7/01/36	7/21 at 100.00	Baa3	2,446,320
1,250	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Series 2010A, 5.000%, 7/01/40	7/20 at 100.00	AA	1,378,338
3,755	Total Maine			4,373,467
	Maryland – 0.2% (0.1% of Total Investments)
685	Maryland Community Development Administration, Housing Revenue Bonds, Series 1996A, 5.875%, 7/01/16	7/13 at 100.00	Aa2	687,096
50	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health, Series 2004, 5.375%, 8/15/24	8/14 at 100.00	A2	52,651
345	Montgomery County Housing Opportunities Commission, Maryland, Multifamily Housing Development Bonds, Series 2000B, 6.125%, 7/01/20 (Alternative Minimum Tax)	7/13 at 100.00	Aaa	345,904
1,080	Total Maryland			1,085,651
	Massachusetts – 1.5% (1.0% of Total Investments)
2,805	Massachusetts Development Finance Agency, Revenue Bonds, Curry College, Series 2005A, 5.000%, 3/01/35 – ACA Insured	3/15 at 100.00	BBB	2,855,041
1,000	Massachusetts Development Finance Agency, Revenue Bonds, Orchard Cove, Series 2007, 5.250%, 10/01/26	10/13 at 102.00	N/R	1,020,310
1,900	Massachusetts Health and Educational Facilities Authority, Revenue Refunding Bonds, Suffolk University Issue, Series 2009A, 5.750%, 7/01/39	7/19 at 100.00	BBB	2,149,337
3,465	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2007A, 4.500%, 8/01/46 – AGM Insured (UB) (5)	2/17 at 100.00	AA+	3,656,753
9,170	Total Massachusetts			9,681,441
	Michigan – 4.5% (3.0% of Total Investments)
355	Detroit Water and Sewerage Department, Michigan, Sewage Disposal System Revenue Bonds, Refunding Senior Lien Series 2012A, 5.250%, 7/01/39	7/22 at 100.00	A+	388,051
625	Detroit, Michigan, Distributable State Aid General Obligation Bonds, Limited Tax Series 2010, 5.000%, 11/01/30	11/20 at 100.00	AA	693,131
6,000	Detroit, Michigan, Second Lien Sewerage Disposal System Revenue Bonds, Series 2005A, 5.000%, 7/01/35 – NPFG Insured	7/15 at 100.00	A	6,067,800
5,400	Detroit, Michigan, Sewer Disposal System Revenue Bonds, Second Lien, Series 2006B, 4.625%, 7/01/34 – FGIC Insured	7/16 at 100.00	A	5,466,366

Nuveen Investments	57

Nuveen Premium Income Municipal Fund 4, Inc. (continued)
NPT	Portfolio of Investments
April 30, 2013 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Michigan (continued)
$2,000	Detroit, Michigan, Water Supply System Revenue Bonds, Senior Lien Series 2011A, 5.250%, 7/01/41	7/21 at 100.00	A+	$2,171,920
1,500	Jackson County Hospital Finance Authority, Michigan, Hospital Revenue Bonds, W.A. Foote Memorial Hospital, Refunding Series 2006B-2, 5.000%, 6/01/27 – AGM Insured	6/20 at 100.00	AA–	1,685,610
5,000	Michigan State Building Authority, Revenue Refunding Bonds, Facilities Program, Series 2003II, 5.000%, 10/15/29 – NPFG Insured	10/13 at 100.00	Aa3	5,093,150
3,220	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Henry Ford Health System, Refunding Series 2009, 5.750%, 11/15/39	11/19 at 100.00	A	3,673,601
1,000	Michigan State Hospital Finance Authority, Revenue Bonds, Chelsea Community Hospital, Series 2005, 5.000%, 5/15/30 (Pre-refunded 5/15/15)	5/15 at 100.00	AA+ (4)	1,092,850
	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group, Series 2006A:
365	5.000%, 12/01/31 (Pre-refunded 12/01/16) (UB)	12/16 at 100.00	N/R (4)	421,210
1,635	5.000%, 12/01/31 (UB)	12/16 at 100.00	AA	1,803,846
27,100	Total Michigan			28,557,535
	Minnesota – 1.3% (0.9% of Total Investments)
1,000	Duluth Housing & Redevelopment Authority, Minnesota, Lease Revenue Bonds, Duluth Public Schools Academy, Series 2010A, 5.875%, 11/01/40	11/20 at 100.00	BBB–	1,069,360
3,000	Rochester, Minnesota, Health Care Facilities Revenue Bonds, Mayo Clinic, Series 2012, 4.000%, 11/15/41	5/22 at 100.00	AA	3,178,650
2,875	Saint Paul Port Authority, Minnesota, Lease Revenue Bonds, Regions Hospital Parking Ramp Project, Series 2007-1, 5.000%, 8/01/36	8/16 at 100.00	N/R	2,926,980
870	Wayzata, Minnesota, Senior Housing Entrance Deposit Revenue Bonds, Folkestone Senior Living Community, Series 2012B, 4.875%, 5/01/19	5/14 at 100.00	N/R	883,859
7,745	Total Minnesota			8,058,849
	Mississippi – 1.9% (1.2% of Total Investments)
1,000	Mississippi Business Finance Corporation, Pollution Control Revenue Refunding Bonds, System Energy Resources Inc. Project, Series 1998, 5.875%, 4/01/22	10/13 at 100.00	BBB	1,003,130
2,975	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, Baptist Memorial Healthcare, Series 2004B-1, 5.000%, 9/01/24 (UB)	9/14 at 100.00	AA–	3,135,025
5,215	Mississippi, General Obligation Bonds, Refunding Series 2002A, 5.500%, 12/01/18	No Opt. Call	AA+	6,492,154
1,000	Warren County, Mississippi, Gulf Opportunity Zone Revenue Bonds, International Paper Company Project, Series 2008A, 6.500%, 9/01/32	9/18 at 100.00	BBB	1,149,270
10,190	Total Mississippi			11,779,579
	Missouri – 1.5% (1.0% of Total Investments)
1,745	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Saint Francis Medical Center, Series 2013A, 3.375%, 6/01/28 (WI/DD, Settling 5/01/13)	6/22 at 100.00	AA–	1,719,558
1,450	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Southeast Missouri Hospital Association, Series 2007, 5.000%, 6/01/36	6/17 at 100.00	BBB+	1,485,148
1,000	Cole County Industrial Development Authority, Missouri, Revenue Bonds, Lutheran Senior Services – Heisinger Project, Series 2004, 5.500%, 2/01/35	2/14 at 100.00	BBB+	1,010,540
1,000	Hanley Road Corridor Transportation Development District, Brentwood and Maplewood, Missouri, Transportation Sales Revenue Bonds, Refunding Series 2009A, 5.875%, 10/01/36	10/19 at 100.00	A–	1,115,380
	Missouri Joint Municipal Electric Utility Commission, Power Supply System Revenue Bonds, MoPEP Facilities, Series 2012:
1,080	5.000%, 1/01/22	1/21 at 100.00	A2	1,265,285
1,110	5.000%, 1/01/23	1/21 at 100.00	A2	1,286,168
1,250	5.000%, 1/01/25	1/21 at 100.00	A2	1,429,763
8,635	Total Missouri			9,311,842

58	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Nebraska – 0.2% (0.1% of Total Investments)
$1,110	Lincoln County Hospital Authority 1, Nebraska, Hospital Revenue and Refunding Bonds, Great Plains Regional Medical Center Project, Series 2012, 5.000%, 11/01/42	No Opt. Call	A–	$1,208,113
	Nevada – 2.2% (1.4% of Total Investments)
4,000	Clark County, Nevada, Airport Revenue Bonds, Subordinate Lien Series 2010B, 5.750%, 7/01/42	1/20 at 100.00	A+	4,706,520
7,000	Clark County, Nevada, Motor Vehicle Fuel Tax Highway Improvement Revenue Bonds, Series 2003, 5.000%, 7/01/23 (Pre-refunded 7/01/13) – AMBAC Insured	7/13 at 100.00	AA– (4)	7,057,330
1,700	Las Vegas Redevelopment Agency, Nevada, Tax Increment Revenue Bonds, Series 2009A, 8.000%, 6/15/30	6/19 at 100.00	BBB–	1,948,727
12,700	Total Nevada			13,712,577
	New Jersey – 2.2% (1.4% of Total Investments)
	New Jersey Economic Development Authority, Student Housing Revenue Bonds, Provident Group-Montclair Properties LLC, Montclair State University Student Housing Project, Series 2010A:
835	5.750%, 6/01/31	6/20 at 100.00	Baa3	956,200
3,000	5.875%, 6/01/42	6/20 at 100.00	Baa3	3,417,390
575	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C, 6.500%, 1/01/16 – NPFG Insured	No Opt. Call	A+	662,377
	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
305	6.500%, 1/01/16 – NPFG Insured (ETM)	No Opt. Call	A (4)	354,038
300	6.500%, 1/01/16 – NPFG Insured (ETM)	No Opt. Call	A+ (4)	348,498
1,455	6.500%, 1/01/16 – NPFG Insured (ETM)	No Opt. Call	A+ (4)	1,567,428
4,005	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2003, 6.750%, 6/01/39 (Pre-refunded 6/01/13)	6/13 at 100.00	Aaa	4,027,548
2,710	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2007-1A, 4.750%, 6/01/34	6/17 at 100.00	B2	2,387,212
13,185	Total New Jersey			13,720,691
	New Mexico – 0.3% (0.2% of Total Investments)
1,500	New Mexico Hospital Equipment Loan Council, First Mortgage Revenue Bonds, La Vida LLena Project, Series 2010A, 6.125%, 7/01/40	7/20 at 100.00	BBB–	1,657,995
	New York – 3.7% (2.5% of Total Investments)
855	Albany Industrial Development Agency, New York, Revenue Bonds, Brighter Choice Charter Schools, Series 2007A, 5.000%, 4/01/32	4/17 at 100.00	BB+	857,078
	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue Bonds, Barclays Center Project, Series 2009:
1,945	6.000%, 7/15/30	1/20 at 100.00	BBB–	2,323,808
3,065	6.250%, 7/15/40	1/20 at 100.00	BBB–	3,667,089
4,070	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 4.500%, 2/15/47 – NPFG Insured	2/17 at 100.00	A	4,212,002
1,000	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 2009B, 5.000%, 11/15/34	11/19 at 100.00	AA	1,127,160
1,250	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue Bonds, Second Generation Resolution, Fiscal 2011 Series EE, 5.375%, 6/15/43	12/20 at 100.00	AA+	1,478,050
1,870	New York Liberty Development Corporation, Liberty Revenue Bonds, 4 World Trade Center Project, Series 2011, 5.000%, 11/15/44	11/21 at 100.00	A+	2,058,851
170	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2003A-1C, 5.500%, 6/01/18 (Pre-refunded 6/01/13)	6/13 at 100.00	AA– (4)	170,750
795	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC Project, Eighth Series 2010, 6.000%, 12/01/42	12/20 at 100.00	BBB–	933,155
6,250	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC, Sixth Series 1997, 6.250%, 12/01/15 – NPFG Insured (Alternative Minimum Tax)	No Opt. Call	Baa2	6,793,563
21,270	Total New York			23,621,506

Nuveen Investments	59

Nuveen Premium Income Municipal Fund 4, Inc. (continued)
NPT	Portfolio of Investments
April 30, 2013 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	North Carolina – 0.5% (0.4% of Total Investments)
$750	Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care System Revenue Bonds, Carolinas Health Care, Series 2007A, 5.000%, 1/15/31	1/17 at 100.00	AA–	$825,525
2,460	North Carolina Infrastructure Finance Corporation, Certificates of Participation, Correctional Facilities, Series 2004A, 5.000%, 2/01/21 (Pre-refunded 2/01/14)	2/14 at 100.00	AA+ (4)	2,547,601
3,210	Total North Carolina			3,373,126
	North Dakota – 0.6% (0.4% of Total Investments)
2,190	Fargo, North Dakota, Health System Revenue Bonds, Sanford Health, Refunding Series 2011, 6.250%, 11/01/31	11/21 at 100.00	A+	2,742,165
1,125	Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru Health System Obligated Group, Series 2012, 5.000%, 12/01/32	12/21 at 100.00	A–	1,226,093
3,315	Total North Dakota			3,968,258
	Ohio – 3.4% (2.3% of Total Investments)
5,370	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2, 5.125%, 6/01/24	6/17 at 100.00	B–	4,984,971
	Butler County, Ohio, Hospital Facilities Revenue Bonds, UC Health, Series 2010:
2,000	5.250%, 11/01/29	11/20 at 100.00	BBB+	2,199,420
3,000	5.750%, 11/01/40	11/20 at 100.00	BBB+	3,411,270
3,040	Franklin County, Ohio, Healthcare Facilities Revenue Bonds, Ohio Presbyterian Retirement Services, Improvement Series 2010A, 5.625%, 7/01/26	7/21 at 100.00	BBB	3,412,552
700	Lorain County Port Authority, Ohio, Recovery Zone Facility Economic Development Revenue Bonds, United State Steel Corporation Project, Series 2010, 6.750%, 12/01/40	12/20 at 100.00	BB	781,893
4,615	Lucas County, Ohio, Hospital Revenue Bonds, ProMedica Healthcare Obligated Group, Series 2011A, 6.000%, 11/15/41	11/21 at 100.00	AA	5,614,471
800	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Ohio Valley Electric Corporation Project, Series 2009E, 5.625%, 10/01/19	No Opt. Call	BBB–	950,016
19,525	Total Ohio			21,354,593
	Oklahoma – 1.0% (0.7% of Total Investments)
5,615	Tulsa County Industrial Authority, Oklahoma, Health Care Revenue Bonds, Saint Francis Health System, Series 2006, 5.000%, 12/15/36 (UB)	12/16 at 100.00	AA+	6,120,406
88	Tulsa County Industrial Authority, Oklahoma, Health Care Revenue Bonds, Saint Francis Health System, Series 2008, Trust 3500, 8.446%, 6/15/30 (IF)	12/16 at 100.00	AA+	102,401
5,703	Total Oklahoma			6,222,807
	Oregon – 0.2% (0.1% of Total Investments)
1,000	Portland, Oregon, River District Urban Renewal and Redevelopment Bonds, Series 2012C, 5.000%, 6/15/28	6/22 at 100.00	A1	1,166,840
	Pennsylvania – 3.8% (2.5% of Total Investments)
1,000	Bucks County Industrial Development Authority, Pennsylvania, Charter School Revenue Bonds, School Lane Charter School, Series 2007A, 5.000%, 3/15/37	3/17 at 100.00	BBB	1,020,400
1,020	Centre County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Mount Nittany Medical Center Project, Series 2012A, 5.000%, 11/15/47	No Opt. Call	A–	1,079,721
1,000	Cumberland County Municipal Authority Revenue Bonds, Pennsylvania, Diakon Lutheran Social Ministries Project, Series 2009, 6.125%, 1/01/29	1/19 at 100.00	BBB+	1,133,320
600	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Edinboro University Foundation Student Housing Project, Series 2010, 6.000%, 7/01/43	7/20 at 100.00	Baa3	678,510
5,490	Pennsylvania Public School Building Authority, Lease Revenue Bonds, School District of Philadelphia, Series 2006B, 4.500%, 6/01/32 – AGM Insured (UB) (5)	12/16 at 100.00	AA	5,820,883
2,230	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Turnpike Subordinate Special Revenue, Series 2013A, 5.000%, 12/01/38	12/22 at 100.00	AA	2,511,002
1,595	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Health System Revenue Bonds, Jefferson Health System, Series 2010B, 5.000%, 5/15/40	5/20 at 100.00	AA	1,747,849

60	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
	Philadelphia, Pennsylvania, General Obligation Bonds, Refunding Series 2011:
$5,445	6.000%, 8/01/36	8/20 at 100.00	A2	$6,414,917
1,425	6.500%, 8/01/41	8/20 at 100.00	A2	1,733,839
1,670	Union County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Evangelical Community Hospital Project, Refunding and Improvement Series 2011, 5.250%, 8/01/19	No Opt. Call	BBB+	1,919,480
21,475	Total Pennsylvania			24,059,921
	Puerto Rico – 2.8% (1.9% of Total Investments)
4,810	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2010C, 6.000%, 8/01/39	8/20 at 100.00	A+	5,303,458
12,390	Puerto Rico, General Obligation and Public Improvement Refunding Bonds, Series 1997, 6.500%, 7/01/13 – NPFG Insured	No Opt. Call	Baa2	12,486,642
17,200	Total Puerto Rico			17,790,100
	Rhode Island – 2.4% (1.6% of Total Investments)
15,000	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2002A, 6.250%, 6/01/42	6/13 at 100.00	BBB–	15,356,400
	South Carolina – 1.7% (1.1% of Total Investments)
4,120	Medical University Hospital Authority, South Carolina, FHA-Insured Mortgage Revenue Bonds, Series 2004A, 5.250%, 2/15/23 (Pre-refunded 8/15/14) – NPFG Insured	8/14 at 100.00	Baa2 (4)	4,373,957
5,000	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 1991, 6.250%, 1/01/21 – FGIC Insured	No Opt. Call	A–	6,497,600
9,120	Total South Carolina			10,871,557
	South Dakota – 0.3% (0.2% of Total Investments)
1,750	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sioux Valley Hospitals, Series 2004A, 5.500%, 11/01/31	11/14 at 100.00	A+	1,813,945
	Tennessee – 0.5% (0.4% of Total Investments)
5,075	Knox County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue Refunding Bonds, Covenant Health, Series 2006, 0.000%, 1/01/41	1/17 at 30.07	A	1,288,999
1,220	Shelby County Health, Educational and Housing Facilities Board, Tennessee, Revenue Bonds, Methodist Le Bonheur Healthcare, Series 2012, 5.000%, 5/01/36	5/22 at 100.00	A+	1,365,778
680	Sullivan County Health Educational and Housing Facilities Board, Tennessee, Revenue Bonds, Wellmont Health System, Series 2006C, 5.250%, 9/01/36	9/16 at 100.00	BBB+	726,301
	Sumner County Health, Educational, and Housing Facilities Board, Tennessee, Revenue Refunding Bonds, Sumner Regional Health System Inc., Series 2007:
860	5.500%, 11/01/37 (6)	11/17 at 100.00	N/R	2,141
1,000	5.500%, 11/01/46 (6)	11/17 at 100.00	N/R	2,490
8,835	Total Tennessee			3,385,709
	Texas – 18.8% (12.6% of Total Investments)
3,000	Alliance Airport Authority, Texas, Special Facilities Revenue Bonds, American Airlines Inc., Series 2007, 5.250%, 12/01/29 (Alternative Minimum Tax) (6)	6/13 at 100.00	N/R	3,307,500
5,440	Board of Regents, University of Texas System, Financing System Revenue Bonds, Series 2006F, 4.250%, 8/15/36 (UB)	2/17 at 100.00	AAA	5,694,701
525	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Refunding Series 2013A, 5.000%, 1/01/43 (WI/DD, Settling 5/16/13)	1/23 at 100.00	Baa2	568,481
1,000	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2011, 6.000%, 1/01/41	1/21 at 100.00	Baa2	1,171,230
2,600	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding and Improvement Bonds, Series 2012C, 5.000%, 11/01/45 – AGM Insured	11/21 at 100.00	A+	2,891,746
2,275	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Series 2004B, 5.000%, 11/01/27 – AGM Insured (Alternative Minimum Tax)	11/14 at 100.00	AA–	2,398,692
6,000	Garland Housing Finance Corporation, Texas, Multifamily Housing Revenue Bonds, Legacy Pointe Apartments, Series 2000, 7.500%, 6/01/40 (Alternative Minimum Tax)	6/13 at 100.50	N/R	6,036,840

Nuveen Investments	61

Nuveen Premium Income Municipal Fund 4, Inc. (continued)
NPT	Portfolio of Investments
April 30, 2013 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Texas (continued)
$7,000	Harris County Health Facilities Development Corporation, Texas, Thermal Utility Revenue Bonds, TECO Project, Series 2003, 5.000%, 11/15/30 (Pre-refunded 11/15/13) – NPFG Insured	11/13 at 100.00	AA (4)	$7,178,710
28,305	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment Project, Series 2001B, 0.000%, 9/01/28 – AMBAC Insured	No Opt. Call	A2	14,401,301
7,500	Houston, Texas, Junior Lien Water and Sewerage System Revenue Refunding Bonds, Series 2002A, 5.750%, 12/01/32 – AGM Insured (ETM)	No Opt. Call	AA (4)	11,175,600
3,790	Houston, Texas, Subordinate Lien Airport System Revenue Refunding Bonds, Series 2012A, 5.000%, 7/01/32 (Alternative Minimum Tax)	7/22 at 100.00	A+	4,249,841
33,505	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation Bonds, Series 2006, 0.000%, 8/15/39	8/14 at 25.08	AAA	8,199,344
2,000	Lubbock, Texas, General Obligation Bonds, Series 2012, 5.000%, 2/15/27	2/22 at 100.00	AA+	2,394,760
1,100	North Texas Tollway Authority, First Tier System Revenue Refunding Bonds, Series 2008A, 5.750%, 1/01/40 – AGC Insured	1/18 at 100.00	AA–	1,268,388
2,500	North Texas Tollway Authority, Second Tier System Revenue Refunding Bonds, Series 2008F, 5.750%, 1/01/38	1/18 at 100.00	A3	2,815,350
1,960	North Texas Tollway Authority, Special Projects System Revenue Bonds, Series 2011A, 0.000%, 9/01/43	9/31 at 100.00	AA	1,517,981
1,100	North Texas Tollway Authority, System Revenue Bonds, First Tier Series 2009A, 6.250%, 1/01/39	1/19 at 100.00	A2	1,281,940
250	Tarrant County Cultural and Educational Facilities Finance Corporation, Texas, Revenue Bonds, Texas Health Resources Project, Trust 1031, 17.712%, 2/15/30 (IF) (5)	2/17 at 100.00	AA–	338,200
2,945	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Scott & White Healthcare Project, Series 2010, 5.500%, 8/15/45	8/20 at 100.00	AA–	3,385,366
5,000	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Scott & White Healthcare Project, Series 2013A, 4.000%, 8/15/43	8/23 at 100.00	AA–	5,031,250
5,200	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, Texas Health Resources, Series 2007A, 5.000%, 2/15/36 (UB)	2/17 at 100.00	AA–	5,658,640
1,505	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds, Senior Lien Series 2008D, 6.250%, 12/15/26	No Opt. Call	A–	1,896,511
3,960	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series 2012, 5.000%, 12/15/28	No Opt. Call	A3	4,311,965
	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-635 Managed Lanes Project, Series 2010:
2,000	7.000%, 6/30/34	6/20 at 100.00	Baa3	2,474,500
500	7.000%, 6/30/40	6/20 at 100.00	Baa3	613,245
1,620	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, NTE Mobility Partners LLC North Tarrant Express Managed Lanes Project, Series 2009, 6.875%, 12/31/39	12/19 at 100.00	Baa2	1,952,115
1,000	Texas Public Finance Authority, Charter School Finance Corporation Revenue Bonds, Idea Public School Project, Series 2007A, 5.000%, 8/15/37 – ACA Insured	8/17 at 100.00	BBB	1,043,429
3,395	Texas State, General Obligation Bonds, Series 2008, Trust 3213, 13.591%, 4/01/28 (IF)	4/17 at 100.00	Aaa	5,682,076
1,320	Texas Turnpike Authority, Central Texas Turnpike System Revenue Bonds, First Tier Series 2002A, 0.000%, 8/15/21 – AMBAC Insured	No Opt. Call	A–	1,033,783
8,500	Travis County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Daughters of Charity National Health System, Series 1993B, 6.000%, 11/15/22 (ETM)	5/13 at 100.00	Aaa	9,237,714
146,795	Total Texas			119,211,199
	Utah – 1.6% (1.1% of Total Investments)
3,965	Bountiful, Davis County, Utah, Hospital Revenue Refunding Bonds, South Davis Community Hospital Project, Series 1998, 5.750%, 12/15/18	6/13 at 100.00	N/R	3,971,265
2,520	Intermountain Power Agency, Utah, Power Supply Revenue Bonds, Series 1996A, 6.150%, 7/01/14 (ETM)	7/13 at 100.00	Aa3 (4)	2,617,373
380	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 2000G, 5.875%, 7/01/27 (Alternative Minimum Tax)	7/13 at 100.00	AA	383,948

62	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Utah (continued)
	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 2001C:
$500	5.500%, 1/01/18 (Alternative Minimum Tax)	7/13 at 100.00	AA–	$501,130
305	5.650%, 1/01/21 (Alternative Minimum Tax)	7/13 at 100.00	Aaa	305,607
810	Utah State Charter School Finance Authority, Charter School Revenue Bonds, North Davis Preparatory Academy, Series 2010, 6.375%, 7/15/40	7/20 at 100.00	BBB–	885,087
1,555	Utah State Charter School Finance Authority, Charter School Revenue Bonds, Paradigm High School, Series 2010A, 6.375%, 7/15/40	7/20 at 100.00	BBB–	1,679,509
10,035	Total Utah			10,343,919
	Virgin Islands – 0.5% (0.3% of Total Investments)
250	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Subordinate Lien Series 2009A, 6.000%, 10/01/39	10/19 at 100.00	Baa3	277,380
2,480	Virgin Islands Public Finance Authority, Matching Fund Revenue Loan Note – Diageo Project, Series 2009A, 6.750%, 10/01/37	10/19 at 100.00	BBB	2,917,125
2,730	Total Virgin Islands			3,194,505
	Virginia – 1.4% (0.9% of Total Investments)
3,045	Route 460 Funding Corporation, Virginia, Toll Road Revenue Bonds, Series 2012B, 0.000%, 7/01/38	No Opt. Call	BBB–	886,125
1,000	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset Backed Bonds, Series 2007B1, 5.000%, 6/01/47	6/17 at 100.00	B2	846,630
1,765	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, 95 Express Lanes LLC Project, Series 2012, 5.000%, 1/01/40 (Alternative Minimum Tax)	1/22 at 100.00	BBB–	1,840,542
4,640	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River Crossing, Opco LLC Project, Series 2012, 6.000%, 1/01/37 (Alternative Minimum Tax)	7/22 at 100.00	BBB–	5,357,344
10,450	Total Virginia			8,930,641
	Washington – 3.1% (2.0% of Total Investments)
220	Grant County Public Utility District 2, Washington, Revenue Bonds, Wanapum Hydroelectric Development, Series 2005A, 5.000%, 1/01/34 (Pre-refunded 1/01/15) – FGIC Insured	1/15 at 100.00	Aa3 (4)	237,186
5,780	Grant County Public Utility District 2, Washington, Revenue Bonds, Wanapum Hydroelectric Development, Series 2005A, 5.000%, 1/01/34 – FGIC Insured	1/15 at 100.00	AA	6,091,022
2,185	Washington Health Care Facilities Authority, Revenue Bonds, Seattle Children’s Hospital, Series 2012A, 5.000%, 10/01/42	10/22 at 100.00	AA	2,437,652
2,000	Washington State Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research Center, Series 2009A, 6.000%, 1/01/33	7/19 at 100.00	A	2,253,300
1,130	Washington State Health Care Facilities Authority, Revenue Bonds, Harrison Memorial Hospital, Series 1998, 5.000%, 8/15/28 – AMBAC Insured	8/13 at 102.00	N/R	1,151,345
2,000	Washington State Health Care Facilities Authority, Revenue Bonds, Northwest Hospital and Medical Center of Seattle, Series 2007, 5.700%, 12/01/32	12/17 at 100.00	N/R	2,104,279
1,460	Washington State Health Care Facilities Authority, Revenue Bonds, Virginia Mason Medical Center, Series 2007B, 5.750%, 8/15/37 – ACA Insured	8/17 at 100.00	BBB	1,574,974
3,405	Washington State Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2002, 6.500%, 6/01/26	6/13 at 100.00	A3	3,473,031
18,180	Total Washington			19,322,789
	West Virginia – 0.4% (0.2% of Total Investments)
1,950	West Virginia Hospital Finance Authority , Hospital Revenue Bonds, Charleston Area Medical Center, Series 2009A, 5.625%, 9/01/32	9/19 at 100.00	A3	2,191,215
	Wisconsin – 3.4% (2.3% of Total Investments)
815	Monroe Redevelopment Authority, Wisconsin, Development Revenue Bonds, The Monroe Clinic, Inc., Series 2009, 5.875%, 2/15/39	2/19 at 100.00	A3	920,869
4,200	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Agnesian HealthCare, Inc., Series 2013B, 5.000%, 7/01/36	7/23 at 100.00	A–	4,717,775
1,400	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Beloit Health System, Inc., Series 2010B, 5.000%, 4/01/30	4/20 at 100.00	A–	1,489,501

Nuveen Investments	63

Nuveen Premium Income Municipal Fund 4, Inc. (continued)
NPT	Portfolio of Investments
April 30, 2013 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
$2,105	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Mercy Alliance, Inc., Series 2012, 5.000%, 6/01/32	6/22 at 100.00	A2	$2,348,000
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan Healthcare System, Series 2006A:
5,000	5.250%, 8/15/21	8/16 at 100.00	A–	5,603,450
1,000	5.250%, 8/15/34	8/16 at 100.00	A–	1,062,070
5,000	Wisconsin State, General Obligation Bonds, Series 2006A, 4.750%, 5/01/25 – FGIC Insured (UB) (5)	5/16 at 100.00	AA	5,598,450
19,520	Total Wisconsin			21,740,115
$968,788	Total Municipal Bonds (cost $857,669,854)			947,421,776

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	Corporate Bonds – 0.0% (0.0% of Total Investments)
	Transportation – 0.0% (0.0% of Total Investments)
$46	Las Vegas Monorail Company, Senior Interest Bonds (7), (8)	5.500%	7/15/19	N/R	$11,557
14	Las Vegas Monorail Company, Senior Interest Bonds (7), (8)	3.000%	7/15/55	N/R	2,706
$60	Total Corporate Bonds (cost $1,136)				14,263
	Total Investments (cost $857,670,990) – 149.7%				947,436,039
	Floating Rate Obligations – (10.0)%				(63,078,000)
	Variable Rate Demand Preferred Shares, at Liquidation Value – (41.4)% (9)				(262,200,000)
	Other Assets Less Liabilities – 1.7%				10,778,072
	Net Assets Applicable to Common Shares – 100%				$632,936,111

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6)
At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing security, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.

(7)
Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Directors. For fair value measurement disclosure purposes, investment classified as Level 3. See Notes to Financial Statements, Footnote 1 – General Information and Significant accounting Policies, Investment Valuation for more information.

(8)
During January 2010, Las Vegas Monorail Company (“Las Vegas Monorail”) filed for federal bankruptcy protection. During March 2012, Las Vegas Monorail emerged from federal bankruptcy with the acceptance of a reorganization plan assigned by the Federal Bankruptcy Court. Under the reorganization plan, the Fund surrendered its Las Vegas Monorail Project Revenue Bonds, First Tier, Series 2000 and in turn received two senior interest corporate bonds: the first with an annual coupon rate of 5.500% maturing on July 15, 2019 and the second with an annual coupon rate of 3.000% (5.500% after December 31, 2015) maturing on July 15, 2055. The Fund’s custodian is not accruing income on the Fund’s records for either senior interest corporate bond.

(9)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 27.7%.
N/R	Not rated.
WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)
Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies, Inverse Floating Rate Securities for more information.

See accompanying notes to financial statements.

64	Nuveen Investments

Statement of
Assets & Liabilities
April 30, 2013 (Unaudited)

	Premium		Premium		Premium
	Income		Income 2		Income 4
	(NPI	)	(NPM	)	(NPT	)
Assets
Investments, at value (cost $1,351,503,768, $1,537,345,267 and $857,670,990, respectively)	$1,472,386,497		$1,685,809,460		$947,436,039
Cash	12,022,535		5,823,195		1,861,045
Receivables:
Interest	20,575,193		23,342,567		13,812,236
Investments sold	3,075,856		12,497,481		420,000
Deferred offering costs	130,084		2,230,113		2,015,343
Other assets	185,417		737,273		386,566
Total assets	1,508,375,582		1,730,440,089		965,931,229
Liabilities
Floating rate obligations	95,614,000		96,294,000		63,078,000
Payables:
Common share dividends	4,065,710		4,715,374		2,731,207
Interest	442,459		—		—
Investments purchased	7,749,262		8,998,295		4,249,917
Offering Costs	102,357		—		—
Variable Rate MuniFund Term Preferred (VMTP) Shares, at liquidation value	407,000,000		—		—
Variable Rate Demand Preferred (VRDP) Shares, at liquidation value	—		489,500,000		262,200,000
Accrued expenses:
Management fees	728,554		812,602		458,142
Directors fees	177,840		213,835		110,333
Other	381,171		277,939		167,519
Total liabilities	516,261,353		600,812,045		332,995,118
Net assets applicable to Common shares	$992,114,229		$1,129,628,044		$632,936,111
Common shares outstanding	64,060,043		70,692,851		43,338,451
Net asset value per Common share outstanding (net assets applicable to Common shares, divided by Common shares outstanding)	$15.49		$15.98		$14.60
Net assets applicable to Common shares consist of:
Common shares, $.01 par value per share	$640,600		$706,929		$433,385
Paid-in surplus	903,411,633		999,473,733		550,472,383
Undistributed (Over-distribution of) net investment income	7,940,496		9,515,037		7,096,265
Accumulated net realized gain (loss)	(40,761,229)		(28,531,848)		(14,830,971)
Net unrealized appreciation (depreciation)	120,882,729		148,464,193		89,765,049
Net assets applicable to Common shares	$992,114,229		$1,129,628,044		$632,936,111
Authorized shares:
Common	200,000,000		200,000,000		200,000,000
Preferred	1,000,000		1,000,000		1,000,000

See accompanying notes to financial statements.

Nuveen Investments	65

Statement of
Operations
Six Months Ended April 30, 2013
(Unaudited)

	Premium		Premium		Premium
	Income		Income 2		Income 4
	(NPI	)	(NPM	)	(NPT	)
Investment Income	$34,385,476		$38,512,112		$22,738,594
Expenses
Management fees	4,404,985		4,921,287		2,774,755
Shareholder servicing agent fees and expenses	63,667		27,530		24,673
Interest expense and amortization of offering costs	4,003,215		879,454		467,854
Liquidity fees	—		2,506,628		1,544,072
Remarketing fees	—		246,110		131,100
Custodian fees and expenses	97,824		115,577		71,186
Directors fees and expenses	16,602		19,092		10,614
Professional fees	57,531		55,846		33,566
Shareholder reporting expenses	45,170		28,609		24,196
Stock exchange listing fees	10,232		11,127		6,863
Investor relations expenses	51,614		58,043		32,714
Other expenses	42,984		784,937		33,844
Total expenses	8,793,824		9,654,240		5,155,437
Net investment income (loss)	25,591,652		28,857,872		17,583,157
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	267,475		201,027		698,258
Change in net unrealized appreciation (depreciation) of investments	5,849,462		718,018		3,741,428
Net realized and unrealized gain (loss)	6,116,937		919,045		4,439,686
Net increase (decrease) in net assets applicable to Common shares from operations	$31,708,589		$29,776,917		$22,022,843

See accompanying notes to financial statements.

66	Nuveen Investments

Statement of
Changes in Net Assets (Unaudited)

	Premium Income (NPI)		Premium Income 2 (NPM)		Premium Income 4 (NPT)
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	4/30/13	10/31/12	4/30/13	10/31/12	4/30/13	10/31/12
Operations
Net investment income (loss)	$25,591,652	$54,012,962	$28,857,872	$61,926,231	$17,583,157	$35,832,536
Net realized gain (loss) from investments	267,475	(7,996,822)	201,027	3,250,555	698,258	111,074
Change in net unrealized appreciation (depreciation) of investments	5,849,462	98,394,165	718,018	92,465,232	3,741,428	63,318,471
Net increase (decrease) in net assets applicable to Common shares from operations	31,708,589	144,410,305	29,776,917	157,642,018	22,022,843	99,262,081
Distributions to Common Shareholders
From net investment income	(27,960,539)	(58,724,314)	(30,779,667)	(66,734,054)	(17,808,244)	(36,885,240)
Decrease in net assets applicable to Common shares from distributions to Common shareholders	(27,960,539)	(58,724,314)	(30,779,667)	(66,734,054)	(17,808,244)	(36,885,240)
Capital Share Transactions
Net proceeds from Common shares issued to shareholders due to reinvestment of distributions	702,545	1,517,037	—	—	354,182	461,383
Net increase (decrease) in net assets applicable to Common shares from capital share transactions	702,545	1,517,037	—	—	354,182	461,383
Net increase (decrease) in net assets applicable to Common shares	4,450,595	87,203,028	(1,002,750)	90,907,964	4,568,781	62,838,224
Net assets applicable to Common shares at the beginning of period	987,663,634	900,460,606	1,130,630,794	1,039,722,830	628,367,330	565,529,106
Net assets applicable to Common shares at the end of period	$992,114,229	$987,663,634	$1,129,628,044	$1,130,630,794	$632,936,111	$628,367,330
Undistributed (Over-distribution of) net investment income at the end of period	$7,940,496	$10,309,383	$9,515,037	$11,436,832	$7,096,265	$7,321,352

See accompanying notes to financial statements.

Nuveen Investments	67

Statement of
Cash Flows
Six Months Ended April 30, 2013
(Unaudited)

	Premium	Premium	Premium
	Income	Income 2	Income 4
	(NPI )	(NPM )	(NPT )
Cash Flows from Operating Activities:
Net Increase (Decrease) In Net Assets Applicable to Common Shares from Operations	$31,708,589	$29,776,917	$22,022,843
Adjustments to reconcile the net increase (decrease) in net assets applicable to Common shares from operations to net cash provided by (used in) operating activities:
Purchases of investments	(89,226,606)	(109,034,789)	(69,439,745)
Proceeds from sales of and maturities of investments	69,651,657	95,651,648	60,245,577
Proceeds from (Purchases of) short-term investments, net	5,435,000	—	—
Amortization (Accretion) of premiums and discount, net	(1,190,887)	(1,122,219)	(1,056,690)
(Increase) Decrease in:
Receivable for interest	(43,013)	(817,327)	533,583
Receivable for investments sold	2,749,144	(4,862,481)	4,903,890
Other assets	(19,265)	735,017	(24,269)
Increase (Decrease) in:
Payable for investments purchased	4,409,990	8,998,295	4,249,917
Payable for interest	(47,238)	—	—
Accrued management fees	(19,796)	(28,420)	(14,781)
Accrued Directors fees	8,969	10,538	5,524
Accrued other expenses	6,943	(20,958)	(12,460)
Net realized (gain) loss from investments	(267,475)	(201,027)	(698,258)
Change in net unrealized (appreciation) depreciation of investments	(5,849,462)	(718,018)	(3,741,428)
Taxes paid on undistributed capital gains	(5,241)	(254)	(2,978)
Net cash provided by (used in) operating activities	17,301,309	18,366,922	16,970,725
Cash Flows from Financing Activities
(Increase) Decrease in deferred offering costs	1,023,332	39,465	37,215
Increase (Decrease) in:
Cash overdraft	—	—	(951,057)
Floating rate obligations	12,615,000	11,135,000	3,375,000
Payable for offering costs	102,357	—	—
VMTP Shares, at liquidation value	4,600,000	—	—
Cash distributions paid to Common shareholders	(27,475,027)	(30,917,373)	(17,570,838)
Net cash provided by (used in) financing activities	(9,134,338)	(19,742,908)	(15,109,680)
Net Increase (Decrease) in Cash	8,166,971	(1,375,986)	1,861,045
Cash at the beginning of period	3,855,564	7,199,181	—
Cash at the End of Period	$12,022,535	$5,823,195	$1,861,045

Supplemental Disclosure of Cash Flow Information
Non-cash financing activities not included herein consist of reinvestments of Common share distributions of $702,545 and $354,182 for Premium Income (NPI) and Premium Income 4 (NPT), respectively.

	Premium		Premium		Premium
	Income		Income 2		Income 4
	(NPI	)	(NPM	)	(NPT	)
Cash paid for interest (excluding amortization of offering costs)	$2,872,121		$839,989		$430,639

See accompanying notes to financial statements.

68	Nuveen Investments

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Nuveen Investments	69

Financial
Highlights (Unaudited)

Selected data for a Common share outstanding throughout each period:

		Investment Operations						Less Distributions
	Beginning Common Share Net Asset Value	Net Investment Income (Loss)	Net Realized/ Unrealized Gain (Loss)	Distributions from Net Investment Income to Auction Rate Preferred Share- holders (a)	Distributions from Accumu- lated Net Realized Gains to Auction Rate Preferred Share- holders	(a)	Total	From Net Investment Income to Common Share- holders	From Accumu- lated Net Realized Gains to Common Share- holders	Total	Discount from Common Shares Repurchased and Retired		Ending Common Share Net Asset Value	Ending Market Value
Premium Income (NPI)
Year Ended 10/31:
2013(e)	$15.43	$.40	$.10	$—	$—		$.50	$(.44)	$—	$(.44)	$—		$15.49	$14.65
2012	14.09	.84	1.42	—	—		2.26	(.92)	—	(.92)	—		15.43	15.56
2011	14.47	.90	(.35)	(.01)	—		.54	(.92)	—	(.92)	—		14.09	13.56
2010	13.72	.99	.67	(.03)	—		1.63	(.88)	—	(.88)	—		14.47	14.34
2009	11.86	.99	1.70	(.05)	—		2.64	(.78)	—	(.78)	—		13.72	12.77
2008	14.76	.97	(2.88)	(.28)	—		(2.19)	(.71)	—	(.71)	—		11.86	10.93

Premium Income 2 (NPM)
Year Ended 10/31:
2013(e)	15.99	.41	.02	—	—		.43	(.44)	—	(.44)	—		15.98	14.88
2012	14.71	.88	1.34	—	—		2.22	(.94)	—	(.94)	—		15.99	15.56
2011	14.98	.95	(.28)	(.02)	—		.65	(.92)	—	(.92)	—		14.71	14.27
2010	14.17	1.01	.71	(.03)	—		1.69	(.88)	—	(.88)	—	*	14.98	14.54
2009	11.71	.95	2.34	(.05)	—		3.24	(.78)	—	(.78)	—	*	14.17	13.02
2008	14.85	.97	(3.10)	(.29)	(.01)		(2.43)	(.69)	(.02)	(.71)	—	*	11.71	10.28

(a)	The amounts shown are based on Common share equivalents.
(b)
Total Return Based on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

Total Return Based on Common Share Net Asset Value is the combination of changes in Common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending net asset value. The actual reinvest price for the last dividend declared in the period may often be based on the Fund’s market price (and not its net asset value), and therefore may be different from the price used in the calculation. Total returns are not annualized.

70	Nuveen Investments

		Ratios/Supplemental Data
Total Returns			Ratios to Average Net Assets Applicable to Common Shares(c)

Based on Market Value (b)	Based on Common Share Net Asset Value (b)	Ending Net Assets Applicable to Common Shares (000)	Expenses	(d)	Net Investment Income (Loss)		Portfolio Turnover Rate

(3.09)%	3.25%	$992,114	1.67	%**	5.32	%**	5%
22.06	16.41	987,664	1.71		5.65		8
1.37	4.18	900,461	1.66		6.60		9
19.68	12.26	924,129	1.21		7.05		6
24.61	22.89	875,341	1.31		7.79		4
(13.10)	(15.39)	756,782	1.49		6.95		11

(1.63)	2.68	1,129,628	1.72	**	5.14	**	6
15.97	15.48	1,130,611	1.70		5.65		15
4.95	4.74	1,039,723	1.48		6.74		8
18.89	12.25	1,058,891	1.16		6.89		7
35.00	28.38	1,003,366	1.36		7.71		9
(17.95)	(16.96)	477,603	1.56		6.93		8

(c)
Ratios do not reflect the effect of dividend payments to Auction Rate Preferred shareholders where applicable; Net Investment Income (Loss) ratios reflect income earned and expenses incurred on assets attributable to Auction Rate Preferred Shares (“ARPS”), VMTP Shares and/or VRDP Shares, where applicable.

(d)
The expense ratios reflect, among other things, all interest expense and other costs related to VMTP Shares, VRDP Shares and/or the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, each as described in Footnote 1 - General Information and Significant Accounting Policies, Variable Rate MuniFund Term Preferred Shares, Variable Rate Demand Preferred Shares and Inverse Floating Rate Securities, respectively as follows:

Premium Income (NPI)
Year Ended 10/31:
2013(e)	.70	%**
2012	.71
2011	.58
2010	.09
2009	.14
2008	.31

Premium Income 2 (NPM)
Year Ended 10/31:
2013(e)	.65	%**
2012	.69
2011	.42
2010	.07
2009	.16
2008	.34

(e)	For the six months ended April 30, 2013.
*	Rounds to less than $.01 per share.
**	Annualized.

See accompanying notes to financial statements.

Nuveen Investments	71

Financial
Highlights (Unaudited) (continued)

Selected data for a Common share outstanding throughout each period:

		Investment Operations						Less Distributions
	Beginning Common Share Net Asset Value	Net Investment Income (Loss)	Net Realized/ Unrealized Gain (Loss)	Distributions from Net Investment Income to Auction Rate Preferred Share- holders (a)	Distributions from Accumu- lated Net Realized Gains to Auction Rate Preferred Share- holders	(a)	Total	From Net Investment Income to Common Share- holders	From Accumu- lated Net Realized Gains to Common Share- holders	Total	Discount from Common Shares Repurchased and Retired	Ending Common Share Net Asset Value	Ending Market Value
Premium Income 4 (NPT)
Year Ended 10/31:
2013(e)	$14.51	$.41	$.09	$—	$—		$.50	$(.41)	$—	$(.41)	$—	$14.60	$14.30
2012	13.07	.83	1.46	—	—		2.29	(.85)	—	(.85)	—	14.51	14.48
2011	13.31	.82	(.21)	—	—		.61	(.85)	—	(.85)	—	13.07	12.76
2010	12.58	.87	.70	(.01)	—		1.56	(.83)	—	(.83)	—	13.31	13.34
2009	10.59	.91	1.83	(.05)	—		2.69	(.70)	—	(.70)	—	12.58	11.69
2008	13.22	.91	(2.67)	(.28)	—		(2.04)	(.59)	—	(.59)	—	10.59	9.24

(a)	The amounts shown are based on Common share equivalents.
(b)
Total Return Based on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at t he time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

Total Return Based on Common Share Net Asset Value is the combination of changes in Common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending net asset value. The actual reinvest price for the last dividend declared in the period may often be based on the Fund’s market price (and not its net asset value), and therefore may be different from the price used in the calculation. Total returns are not annualized.

72	Nuveen Investments

		Ratios/Supplemental Data
Total Returns			Ratios to Average Net Assets Applicable to Common Shares(c)

Based on Market Value (b)	Based on Common Share Net Asset Value (b)	Ending Net Assets Applicable to Common Shares (000)	Expenses	(d)	Net Investment Income (Loss)		Portfolio Turnover Rate

1.59%	3.49%	$632,936	1.65	%**	5.61	%**	6%
20.63	17.96	628,367	1.75		5.93		9
2.63	5.13	565,529	1.99		6.71		11
21.76	12.77*	575,949	1.67		6.76		16
35.01	26.11	543,812	1.33		7.89		6
(17.19)	(15.97)	457,866	1.62		7.19		10

(c)
Ratios do not reflect the effect of dividend payments to Auction Rate Preferred shareholders, where applicable; Net Investment Income (Loss) ratios reflect income earned and expenses incurred on assets attributable to ARPS and/or VRDP Shares, where applicable.

(d)
The expense ratios reflect, among other things, all interest expense and other costs related to VRDP Shares and/or the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, each as described in Footnote 1 – General Information and Significant Accounting Policies, Variable Rate Demand Preferred Shares and Inverse Floating Rate Securities, respectively as follows:

Premium Income 4 (NPT)
Year Ended 10/31:
2013(e)	.68	%**
2012	.75
2011	.94
2010	.59
2009	.10
2008	.37

(e)	For the six months ended April 30, 2013.
*
During the fiscal year ended October 31, 2010, Premium Income 4 (NPT) received payments from the Adviser of $240 to offset losses realized on the disposal of investments purchased in violation of the Fund’s investment restrictions. This reimbursement did not have an impact on the Fund’s Total Return Based on Common Share Net Asset Value.

**	Annualized.

See accompanying notes to financial statements.

Nuveen Investments	73

Financial
Highlights (Unaudited) (continued)

	ARPS at the End of Period		VMTP Shares at the End of Period		VRDP Shares at the End of Period
	Aggregate	Asset	Aggregate	Asset	Aggregate	Asset
	Amount	Coverage	Amount	Coverage	Amount	Coverage
	Outstanding	Per $25,000	Outstanding	Per $100,000	Outstanding	Per $100,000
	(000)	Share	(000)	Share	(000)	Share
Premium Income (NPI)
Year Ended 10/31:
2013(a)	$—	$—	$407,000	$343,763	$—	$—
2012	—	—	402,400	345,443	—	—
2011	—	—	402,400	323,773	—	—
2010	400,650	82,664	—	—	—	—
2009	400,650	79,620	—	—	—	—
2008	415,450	70,540	—	—	—	—

Premium Income 2 (NPM)
Year Ended 10/31:
2013(a)	—	—	—	—	489,500	330,772
2012	—	—	—	—	489,500	330,977
2011	—	—	—	—	489,500	312,405
2010	487,525	79,299	—	—	—	—
2009	487,525	76,452	—	—	—	—
2008	283,550	67,109	—	—	—	—

Premium Income 4 (NPT)
Year Ended 10/31:
2013(a)	$—	$—	—	—	$262,200	$341,394
2012	—	—	—	—	262,200	339,652
2011	—	—	—	—	262,200	315,686
2010	—	—	—	—	262,200	319,660
2009	259,050	77,481	—	—	—	—
2008	302,200	62,878	—	—	—	—

(a)	For the six months ended April 30, 2013.

See accompanying notes to financial statements.

74	Nuveen Investments

Notes to
Financial Statements (Unaudited)

1. General Information and Significant Accounting Policies

General Information
The funds covered in this report and their corresponding New York Stock Exchange (“NYSE”) symbols are Nuveen Premium Income Municipal Fund, Inc. (NPI), Nuveen Premium Income Municipal Fund 2, Inc. (NPM) and Nuveen Premium Income Municipal Fund 4, Inc. (NPT) (each a “Fund” and collectively the “Funds”). The Funds are registered under the Investment Company Act of 1940, as amended, as diversified closed-end registered investment companies.

On December 31, 2012, the Funds’ investment adviser converted from a Delaware Corporation to a Delaware limited liability company. As a result, Nuveen Fund Advisors, Inc., a wholly-owned subsidiary of Nuveen Investments, Inc. (“Nuveen”), changed its name to Nuveen Fund Advisors, LLC (the “Adviser”). There were no changes to the identities or roles of any personnel as a result of the change.

Each Fund seeks to provide current income exempt from regular federal income tax by investing primarily in a portfolio of municipal obligations issued by state and local government authorities or certain U.S. territories.

Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”).

Investment Valuation
Prices of municipal bonds and other fixed income securities are provided by a pricing service approved by the Funds’ Board of Directors. These securities are generally classified as Level 2 for fair value measurement purposes. The pricing service establishes a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, the pricing service may consider information about a security, its issuer, or market activity, provided by the Adviser. These securities are generally classified as Level 2 or Level 3 depending on the priority of the significant inputs.

Certain securities may not be able to be priced by the pre-established pricing methods as described above. Such securities may be valued by the Funds’ Board of Directors or its designee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; debt securities that have gone into default and for which there is no current market quotation; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s net asset value (as may be the case in non-U.S. markets on which the security is primarily traded) or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, is not deemed to reflect the security’s fair value. As a general principle, the fair value of a security would appear to be the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. These securities are generally classified as Level 2 or Level 3 depending on the priority of the significant inputs. Regardless of the method employed to value a particular security, all valuations are subject to review by the Funds’ Board of Directors or its designee.

Refer to Footnote 2 – Fair Value Measurements for further details on the leveling of securities held by the Funds as of the end of the reporting period.

Investment Transactions
Investment transactions are recorded on a trade date basis. Realized gains and losses from investment transactions are determined on the specific identification method, which is the same basis used for federal income tax purposes. Investments purchased on a when-issued/delayed delivery basis may have extended settlement periods. Any investments so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to earmark securities in the Funds’ portfolios with a current value at least equal to the amount of the when-issued/delayed delivery

Nuveen Investments	75

Notes to
Financial Statements (Unaudited) (continued)

purchase commitments. As of April 30, 2013, Premium Income (NPI), Premium Income 2 (NPM) and Premium Income 4 (NPT) had outstanding when issued/delayed delivery purchase commitments of $5,033,347, $5,693,869 and $4,221,867, respectively.

Investment Income
Investment income, which reflects the amortization of premiums and includes accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Investment income also reflects paydown gains and losses, if any.

Professional Fees
Professional fees presented on the Statement of Operations consist of legal fees incurred in the normal course of operations, audit fees, tax consulting fees and, in some cases, workout expenditures. Workout expenditures are incurred in an attempt to protect or enhance an investment, or to pursue other claims or legal actions on behalf of Fund shareholders. Legal fee refund presented on the Statement of Operations reflects a refund of workout expenditures paid in a prior reporting period, when applicable.

Income Taxes
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular federal and designated state income taxes, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.

For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last four tax year ends and the interim tax period since then). Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Dividends and Distributions to Common Shareholders
Dividends from net investment income are declared monthly. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders at least annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to Common shareholders of net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Auction Rate Preferred Shares
Each Fund is authorized to issue Auction Rate Preferred Shares (“ARPS”). During prior fiscal periods, the Funds redeemed all of their outstanding ARPS, at liquidation value.

Variable Rate MuniFund Term Preferred Shares
The following Fund has issued and outstanding Variable Rate MuniFund Term Preferred (“VMTP”) Shares, with a $100,000 liquidation value per share.

Premium Income (NPI) issued its VMTP Shares in a privately negotiated offering, which were offered to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933.

During the current fiscal period, Premium Income (NPI) exchanged all 4,024 shares of its outstanding Series 2014 VMTP for 4,024 shares of Series 2015 VMTP. Concurrent with the exchange, Premium Income (NPI) issued an additional $4,600,000 at liquidation value, of Series 2015 VMTP Shares through a privately negotiated offering, which were offered to qualified institutional buyers pursuant to Rule 144A under the Securities act of 1933. The Fund completed the exchange offer in which it refinanced its existing VMTP Shares with new VMTP Shares at a reduced cost and with a term redemption date of December 1, 2015.

As of April 30, 2013, the number of VMTP Shares outstanding, at liquidation value, for the Fund is as follows:

	Premium
	Income
	(NPI	)
Series 2015	$407,000,000

The Fund is obligated to redeem its VMTP Shares by the date as specified in its offering document (“Term Redemption Date”), unless earlier redeemed or repurchased by the Fund. VMTP Shares are subject to optional and mandatory redemption in certain circumstances. The VMTP Shares are subject to redemption at the option of each Fund (“Optional Redemption Date”), subject to payment of premium for one year following the Optional Redemption Date (“Premium Expiration Date”), and at par thereafter. The Fund may be obligated to redeem certain of the VMTP Shares if the Fund fails to maintain certain asset coverage and leverage ratio requirements and such failures are not cured by the applicable cure date.

76	Nuveen Investments

The redemption price per share is equal to the sum of the liquidation value per share plus any accumulated but unpaid dividends. The Term Redemption Date, Optional Redemption Date and Premium Expiration Date for the Fund’s VMTP Shares are as follows:

Premium
Income
	(NPI	)
Term Redemption Date	December 1, 2015
Optional Redemption Date	December 1, 2013
Premium Expiration Date	November 30, 2013

The average liquidation value of VMTP Shares outstanding and annualized dividend rate for the Fund during the six months ended April 30, 2013, were as follows:

	Premium
	Income
	(NPI	)
Average liquidation value of VMTP Shares outstanding	$407,000,000
Annualized dividend rate	1.28%

Dividends on the VMTP Shares (which are treated as interest payments for financial reporting purposes) are set weekly.

For financial reporting purposes only, the liquidation value of VMTP Shares is recorded as a liability and recognized as “Variable Rate MuniFund Term Preferred (VMTP) Shares, at liquidation value” on the Statement of Assets and Liabilities. Unpaid dividends on VMTP Shares are recognized as a component of “Interest payable” on the Statement of Assets and Liabilities. Dividends paid on VMTP Shares are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations. Costs incurred by the Fund in connection with its offering of VMTP Shares were recorded as a deferred charge, which are amortized over the life of the shares and are recognized as components of “Deferred offering costs” on the Statement of Assets and Liabilities and “Interest expense and amortization of offering costs” on the Statement of Operations.

In conjunction with the Fund’s exchange of VMTP Shares, the remaining deferred offering costs of $1,153,416 for the Fund’s issuance of Series 2014 VMTP Shares were fully expensed during the current fiscal period, as the exchange was deemed and extinguishment of debt. Offering costs of $155,000 were incurred with the Fund’s issuance of Series 2015 VMTP Shares, which were recorded as a deferred charge and are being amortized over the life of the shares.

Variable Rate Demand Preferred Shares
The following Funds have issued and outstanding Variable Rate Demand Preferred (“VRDP”) Shares, with a $100,000 liquidation value per share. Premium Income 2 (NPM) and Premium Income 4 (NPT) issued their VRDP Shares in privately negotiated offerings. The VRDP Shares were offered to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933.

As of April 30, 2013, the number of VRDP Shares outstanding and maturity date for each Fund are as follows:

	Premium		Premium
	Income 2		Income 4
	(NPM	)	(NPT	)
Series	1		1
VRDP Shares outstanding	4,895		2,622
Maturity	May 1, 2041		March 1, 2040

VRDP Shares include a liquidity feature that allows VRDP shareholders to have their shares purchased by a liquidity provider with whom each Fund has contracted in the event that purchase orders for VRDP Shares in a remarketing are not sufficient in number to be matched with the sale orders in that remarketing. Each Fund is required to redeem any VRDP Shares that are still owned by the liquidity provider after six months of continuous, unsuccessful remarketing. Each Fund pays an annual remarketing fee of .10% on the aggregate principal amount of all VRDP Shares outstanding. Each Fund’s VRDP Shares have successfully remarketed since issuance.

Dividends on VRDP Shares (which are treated as interest payments for financial reporting purposes) are set weekly at a rate established by a remarketing agent; therefore, the market value of the VRDP Shares is expected to approximate its liquidation value. If remarketings for VRDP Shares are continuously unsuccessful for six months, the maximum rate is designed to escalate according to a specified schedule in order to enhance the remarketing agent’s ability to successfully remarket the VRDP Shares.

Subject to certain conditions, VRDP Shares may be redeemed, in whole or in part, at any time at the option of each Fund. Each Fund may also redeem certain of the VRDP Shares if the Fund fails to maintain certain asset coverage requirements and such failures are not cured by the applicable cure date. The redemption price per share is equal to the sum of the liquidation value per share plus any accumulated but unpaid dividends.

Nuveen Investments	77

Notes to
Financial Statements (Unaudited) (continued)

The average liquidation value of VRDP Shares outstanding and annualized dividend rate for each Fund during the six months ended April 30, 2013, were as follows:

	Premium		Premium
	Income 2		Income 4
	(NPM	)	(NPT	)
Average liquidation value of VRDP Shares outstanding	$489,500,000		$262,200,000
Annualized dividend rate	0.24%		0.21%

For financial reporting purposes only, the liquidation value of VRDP Shares is recorded as a liability and recognized as “Variable Rate Demand Preferred (VRDP) Shares, at liquidation value” on the Statement of Assets and Liabilities. Unpaid dividends on VRDP Shares are recognized as a component of “Interest payable” on the Statement of Assets and Liabilities, when applicable. Dividends paid on VRDP Shares are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations. Costs incurred by the Funds in connection with their offerings of VRDP Shares were recorded as a deferred charge, which are amortized over the life of the shares and are recognized as a component of “Deferred offering costs” on the Statement of Assets and Liabilities and “Interest expense and amortization of offering costs” on the Statement of Operations. In addition to interest expense, each Fund also pays a per annum liquidity fee to the liquidity provider, as well as a remarketing fee, which are recognized as “Liquidity fees” and “Remarketing fees,” respectively, on the Statement of Operations.

Inverse Floating Rate Securities
Each Fund is authorized to invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust created by a broker-dealer. In turn, this trust (a) issues floating rate certificates, in face amounts equal to some fraction of the deposited bond’s par amount or market value, that typically pay short-term tax-exempt interest rates to third parties, and (b) issues to a long-term investor (such as one of the Funds) an inverse floating rate certificate (sometimes referred to as an “inverse floater”) that represents all remaining or residual interest in the trust. The income received by the inverse floater holder varies inversely with the short-term rate paid to the floating rate certificates’ holders, and in most circumstances the inverse floater holder bears substantially all of the underlying bond’s downside investment risk and also benefits disproportionately from any potential appreciation of the underlying bond’s value. The price of an inverse floating rate security will be more volatile than that of the underlying bond because the interest rate is dependent on not only the fixed coupon rate of the underlying bond but also on the short-term interest paid on the floating rate certificates, and because the inverse floating rate security essentially bears the risk of loss of the greater face value of the underlying bond.

A Fund may purchase an inverse floating rate security in a secondary market transaction without first owning the underlying bond (referred to as an “externally-deposited inverse floater”), or instead by first selling a fixed-rate bond to a broker-dealer for deposit into the special purpose trust and receiving in turn the residual interest in the trust (referred to as a “self-deposited inverse floater”). The inverse floater held by a Fund gives the Fund the right (a) to cause the holders of the floating rate certificates to tender their notes at par, and (b) to have the broker transfer the fixed-rate bond held by the trust to the Fund, thereby collapsing the trust. An investment in an externally-deposited inverse floater is identified in the Portfolio of Investments as “(IF) – Inverse floating rate investment.” An investment in a self-deposited inverse floater is accounted for as a financing transaction. In such instances, a fixed-rate bond deposited into a special purpose trust is identified in the Portfolio of Investments as “(UB) – Underlying bond of an inverse floating rate trust reflected as a financing transaction,” with the Fund accounting for the short-term floating rate certificates issued by the trust, at their liquidation value, as “Floating rate obligations” on the Statement of Assets and Liabilities. In addition, the Fund reflects in “Investment Income” the entire earnings of the underlying bond and recognizes the related interest paid to the holders of the short-term floating rate certificates as a component of “Interest expense and amortization of offering costs” on the Statement of Operations.

During the six months ended April 30, 2013, each Fund invested in externally-deposited inverse floaters and/or self-deposited inverse floaters.

Each Fund may also enter into shortfall and forbearance agreements (sometimes referred to as a “recourse trust” or “credit recovery swap”) (such agreements referred to herein as “Recourse Trusts”) with a broker-dealer by which a Fund agrees to reimburse the broker-dealer, in certain circumstances, for the difference between the liquidation value of the fixed-rate bond held by the trust and the liquidation value of the floating rate certificates issued by the trust plus any shortfalls in interest cash flows. Under these agreements, a Fund’s potential exposure to losses related to or on inverse floaters may increase beyond the value of a Fund’s inverse floater investments as a Fund may potentially be liable to fulfill all amounts owed to holders of the floating rate certificates. At period end, any such shortfall is recognized as “Unrealized depreciation on Recourse Trusts” on the Statement of Assets and Liabilities.

As of April 30, 2013, each Fund’s maximum exposure to the floating rate obligations issued by externally-deposited Recourse Trusts was as follows:

	Premium		Premium		Premium
	Income		Income 2		Income 4
	(NPI	)	(NPM	)	(NPT	)
Maximum exposure to Recourse Trusts	$15,930,000		$28,890,000		$14,095,000

78	Nuveen Investments

The average floating rate obligations outstanding and average annual interest rate and fees related to self-deposited inverse floaters during the six months ended April 30, 2013, were as follows:

	Premium		Premium		Premium
	Income		Income 2		Income 4
	(NPI	)	(NPM	)	(NPT	)
Average floating rate obligations outstanding	$83,905,050		$85,958,751		$60,931,591
Average annual interest rate and fees	0.56%		0.62%		0.53%

Market and Counterparty Credit Risk
In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities. Futures contracts, when applicable, expose a Fund to minimal counterparty credit risk as they are exchange traded and the exchange’s clearinghouse, which is counterparty to all exchange traded futures, guarantees the futures contracts against default.

Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.

Zero Coupon Securities
Each Fund is authorized to invest in zero coupon securities. A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.

Indemnifications
Under the Funds’ organizational documents, their officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets applicable to Common shares from operations during the reporting period. Actual results may differ from those estimates.

2. Fair Value Measurements
Fair value is defined as the price that the Funds would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances.

The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Nuveen Investments	79

Notes to
Financial Statements (Unaudited) (continued)

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of each Fund’s fair value measurements as of the end of the reporting period:

Premium Income (NPI)	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Municipal Bonds	$—	$1,472,306,042	$—	$1,472,306,042
Corporate Bonds	—	—	80,455	80,455
Total	$—	$1,472,306,042	$80,455	$1,472,386,497

Premium Income 2 (NPM)	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Municipal Bonds	$—	$1,685,803,125	$—	$1,685,803,125
Corporate Bonds	—	—	6,335	6,335
Total	$—	$1,685,803,125	$6,335	$1,685,809,460

Premium Income 4 (NPT)	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Municipal Bonds	$—	$947,421,776	$—	$947,421,776
Corporate Bonds	—	—	14,263	14,263
Total	$—	$947,421,776	$14,263	$947,436,039

*	Refer to the Fund’s Portfolio of Investments for state classifications of Municipal Bonds and breakdown of Corporate Bonds classified as Level 3.

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies and reporting to the Board of Directors/Trustees. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making a fair value determination, based on the facts and circumstances specific to the portfolio instrument. Fair value determinations generally will be derived as follows, using public or private market information:

(i.)	If available, fair value determinations shall be derived by extrapolating from recent transactions or quoted prices for identical or comparable securities.

(ii.)
If such information is not available, an analytical valuation methodology may be used based on other available information including, but not limited to: analyst appraisals, research reports, corporate action information, issuer financial statements and shelf registration statements. Such analytical valuation methodologies may include, but are not limited to: multiple of earnings, discount from market value of a similar freely-traded security, discounted cash flow analysis, book value or a multiple thereof, risk premium/yield analysis, yield to maturity and/or fundamental investment analysis.

The purchase price of a portfolio instrument will be used to fair value the instrument only if no other valuation methodology is available or deemed appropriate, and it is determined that the purchase price fairly reflects the instrument’s current value.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

3. Derivative Instruments and Hedging Activities
Each Fund is authorized to invest in certain derivative instruments, including futures, options, swap contracts and other derivatives.The Funds record derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Funds’ investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes. Although the Funds are authorized to invest in derivative instruments, and may do so in the future, they did not make any such investments during the six months ended April 30, 2013.

4. Fund Shares
Common Shares
The Funds did not repurchase any of their outstanding Common shares during the six months ended April 30, 2013 or the fiscal year ended October 31, 2012.

80	Nuveen Investments

Transactions in Common shares were as follows:

	Premium		Premium		Premium
	Income (NPI)		Income 2 (NPM)		Income 4 (NPT)
	Six Months		Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended	Ended	Year Ended
	4/30/13	10/31/12	4/30/13	10/31/12	4/30/13	10/31/12
Common shares issued to shareholders due to reinvestment of distributions	45,020	103,129	—	—	24,314	32,382

Preferred Shares
Transactions in VMTP Shares were as follows:

	Premium Income (NPI)
	Six Months
	Ended		Year Ended
	4/30/13		10/31/12
	Shares	Amount	Shares	Amount
VMTP Shares issued: Series 2015	4,070	$407,000,000	—	$—
VMTP Shares exchanged: Series 2014	(4,024)	(402,400,000)	—	—
Total	46	$4,600,000	—	—

5. Investment Transactions
Purchases and sales (including maturities but excluding short-term investments, where applicable) during the six months ended April 30, 2013, were as follows:

	Premium		Premium		Premium
	Income		Income 2		Income 4
	(NPI	)	(NPM	)	(NPT	)
Purchases	$89,226,606		$109,034,789		$69,439,745
Sales and maturities	69,651,657		95,651,648		60,245,577

6. Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts as detailed below. Temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset values of the Funds.

As of April 30, 2013, the cost and unrealized appreciation (depreciation) of investments, as determined on a federal income tax basis, were as follows:

	Premium		Premium		Premium
	Income		Income 2		Income 4
	(NPI	)	(NPM	)	(NPT	)
Cost of investments	$1,255,055,026		$1,439,866,355		$794,322,828
Gross unrealized:
Appreciation	$133,708,579		$162,860,453		$92,083,625
Depreciation	(12,081,718)		(13,171,846)		(2,013,177)
Net unrealized appreciation (depreciation) of investments	$121,626,861		$149,688,607		$90,070,448

Nuveen Investments	81

Notes to
Financial Statements (Unaudited) (continued)

Permanent differences, primarily due to federal taxes paid, non-deductible offering costs, taxable market discount and prior non-deductible reorganization expenses, resulted in reclassifications among the Funds’ components of Common share net assets as of October 31, 2012, the Funds’ last tax year end, as follows:

	Premium		Premium		Premium
	Income		Income 2		Income 4
	(NPI	)	(NPM	)	(NPT	)
Paid-in-surplus	$(582,149)		$280,888		$(47,462)
Undistributed (Over-distribution of) net investment income	579,688		(306,969)		27,641
Accumulated net realized gain (loss)	2,461		26,081		19,821

The tax components of undistributed net tax-exempt income, net ordinary income and net long-term capital gains as of October 31, 2012, the Funds’ last tax year end, were as follows:

	Premium		Premium		Premium
	Income		Income 2		Income 4
	(NPI	)	(NPM	)	(NPT	)
Undistributed net tax-exempt income 1	$13,030,710		$15,165,950		$9,539,492
Undistributed net ordinary income 2	34,938		65,316		19,852
Undistributed net long-term capital gains	—		—		—

1	Undistributed net tax-exempt income (on a tax basis) has not been reduced for the dividend declared on October 1, 2012, paid on November 1, 2012.
2	Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

The tax character of distributions paid during the Funds’ last tax year ended October 31, 2012, was designated for purposes of the dividends paid deduction as follows:

	Premium		Premium		Premium
	Income		Income 2		Income 4
	(NPI	)	(NPM	)	(NPT	)
Distributions from net tax-exempt income	$64,364,185		$68,529,213		$37,581,657
Distributions from net ordinary income 2	—		—		—
Distributions from net long-term capital gains	—		—		—

2	Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

As of October 31, 2012, the Funds’ last tax year end, the Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

	Premium		Premium		Premium
	Income		Income 2		Income 4
	(NPI	)	(NPM	)	(NPT	)
Expiration:
October 31, 2013	$—		$—		$6,030,935
October 31, 2014	4,614,516		—		806,337
October 31, 2015	—		6,446,971		—
October 31, 2016	11,536,998		18,051,540		7,113,122
October 31, 2017	11,817,772		488,931		—
Total	$27,969,286		$24,987,442		$13,950,394

During the Funds’ last tax year ended October 31, 2012, the following Funds utilized capital loss carryforwards as follows:

	Premium		Premium
	Income 2		Income 4
	(NPM	)	(NPT	)
Utilized capital loss carryforwards	$3,264,943		$130,895

Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Funds after December 31, 2010, will not be subject to expiration. During the Funds’ last tax year ended October 31, 2012, the following Fund generated post-enactment capital losses as follows:

	Premium
	Income
	(NPI	)
Post-enactment losses:
Short-term	$—
Long-term	7,899,732

82	Nuveen Investments

7. Management Fees and Other Transactions with Affiliates
Each Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables Fund shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

The annual fund-level fee for each Fund, payable monthly, is calculated according to the following schedule:

Average Daily Managed Assets*	Fund-Level Fee Rate
For the first $125 million	.4500%
For the next $125 million	.4375
For the next $250 million	.4250
For the next $500 million	.4125
For the next $1 billion	.4000
For the next $3 billion	.3875
For managed assets over $5 billion	.3750

The annual complex-level fee for each Fund, payable monthly, is calculated according to the following schedule:

Complex-Level Managed Asset Breakpoint Level*	Effective Rate at Breakpoint Level
$55 billion	.2000%
$56 billion	.1996
$57 billion	.1989
$60 billion	.1961
$63 billion	.1931
$66 billion	.1900
$71 billion	.1851
$76 billion	.1806
$80 billion	.1773
$91 billion	.1691
$125 billion	.1599
$200 billion	.1505
$250 billion	.1469
$300 billion	.1445

*
For the fund-level and complex-level fees, managed assets include closed-end fund assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes the funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining managed assets in certain circumstances. The complex-level fee is calculated based upon the aggregate daily managed assets of all Nuveen Funds that constitute “eligible assets.” Eligible assets do not include assets attributable to investments in other Nuveen Funds or assets in excess of $2 billion added to the Nuveen Fund complex in connection with the Adviser’s assumption of the management of the former First American Funds effective January 1, 2011. As of April 30, 2013, the complex-level fee rate for each of these Funds was .1661%.

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Adviser is responsible for each Fund’s overall strategy and asset allocation decisions. The Adviser has entered into sub-advisory agreements with Nuveen Asset Management, LLC (the “Sub-Adviser”), a wholly-owned subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds. The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser.

The Funds pay no compensation directly to those of its directors who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates. The Board of Directors has adopted a deferred compensation plan for independent directors that enables directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.

8. New Accounting Pronouncements

Financial Accounting Standards Board (“FASB”) Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities
In January 2013, Accounting Standards Update (“ASU”) 2013-01, Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities, replaced ASU 2011-11, Disclosures about Offsetting Assets and Liabilities. ASU 2013-01 is effective for fiscal years beginning on or after January 1, 2013. ASU 2011-11 was intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. ASU 2013-01 limits the scope of the new balance sheet offsetting disclosures to derivatives, repurchase agreements and securities lending transactions to the extent that they are (1) offset in the financial statements or (2) subject to an enforceable master netting arrangement or similar agreement. Management is currently evaluating the application of ASU 2013-01 and its impact to the financial statements and footnote disclosures, if any.

Nuveen Investments	83

Reinvest Automatically,
Easily and Conveniently

Nuveen makes reinvesting easy. A phone call is all it takes to set up your reinvestment account.

Nuveen Closed-End Funds Automatic Reinvestment Plan

Your Nuveen Closed-End Fund allows you to conveniently reinvest distributions in additional Fund shares.

By choosing to reinvest, you’ll be able to invest money regularly and automatically, and watch your investment grow through the power of compounding. Just like distributions in cash, there may be times when income or capital gains taxes may be payable on distributions that are reinvested.

It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

Easy and convenient

To make recordkeeping easy and convenient, each month you’ll receive a statement showing your total distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

How shares are purchased

The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the greater of the net asset value or 95% of the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. If the Plan Agent begins purchasing Fund shares on the open market while shares are trading below net asset value, but the Fund’s shares subsequently trade at or above their net asset value before the Plan Agent is able to complete its purchases, the Plan Agent may cease open-market purchases and may invest the uninvested portion of the distribution in newly-issued Fund shares at a price equal to the greater of the shares’ net asset value or 95% of the shares’ market value on the last business day immediately prior to the purchase date. Distributions received to purchase shares in the open market will normally be invested shortly after the distribution payment date. No interest will be paid on distributions awaiting reinvestment. Because the market price of the shares may increase before purchases are completed, the average purchase price per share may

84	Nuveen Investments

exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

Flexible

You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

Call today to start reinvesting distributions

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

Nuveen Investments	85

Glossary of Terms
Used in this Report

■
Auction Rate Bond: An auction rate bond is a security whose interest payments are adjusted periodically through an auction process, which process typically also serves as a means for buying and selling the bond. Auctions that fail to attract enough buyers for all the shares offered for sale are deemed to have “failed,” with current holders receiving a formula-based interest rate until the next scheduled auction.

■
Average Annual Total Return: This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or market price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

■
Duration: Duration is a measure of the expected period over which a bond’s principal and interest will be paid, and consequently is a measure of the sensitivity of a bond’s or bond Fund’s value to changes when market interest rates change. Generally, the longer a bond’s or Fund’s duration, the more the price of the bond or Fund will change as interest rates change.

■
Effective Leverage: Effective leverage is a Fund’s effective economic leverage, and includes both regulatory leverage (see Leverage) and the leverage effects of certain derivative investments in the Fund’s portfolio. Currently, the leverage effects of Tender Option Bond (TOB) inverse floater holdings are included in effective leverage values, in addition to any regulatory leverage.

■
Gross Domestic Product (GDP): The total market value of all final goods and services produced in a country/region in a given year, equal to total consumer, investment and government spending, plus the value of exports, minus the value of imports.

■
Inverse Floating Rate Securities: Inverse floating rate securities, also known as inverse-floaters or tender option bonds (TOBs), are created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust created by a broker-dealer. This trust, in turn, (a) issues floating rate certificates typically paying short-term tax-exempt interest rates to third parties in amounts equal to some fraction of the deposited bond’s par amount or market value, and (b) issues an inverse floating rate certificate (sometimes referred to as an “inverse floater”) to an investor (such as a Fund) interested in gaining investment exposure to a long-term municipal bond. The income received by the holder of the inverse floater varies inversely with the short-term rate paid to the floating rate certificates’ holders, and in most circumstances the holder of the inverse floater bears substantially all of the underlying bond’s downside investment risk. The holder of the inverse floater typically also benefits disproportionately from any potential appreciation of the underlying bond’s value. Hence, an inverse floater essentially represents an investment in the underlying bond on a leveraged basis.

86	Nuveen Investments

■	Leverage: Using borrowed money to invest in securities or other assets, seeking to increase the return of an investment or portfolio.

■
Lipper General & Insured Leveraged Municipal Debt Funds Classification Average: Calculated using the returns of all closed-end funds in this category. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.

■	Net Asset Value (NAV): The net market value of all securities held in a portfolio.

■
Net Asset Value (NAV) Per Share: The market value of one share of a mutual fund or closed-end fund. For a Fund, the NAV is calculated daily by taking the Fund’s total assets (securities, cash, and accrued earnings), subtracting the Fund’s liabilities, and dividing by the number of shares outstanding.

■
Pre-Refunding: Pre-Refunding, also known as advanced refundings or refinancings, is a procedure used by state and local governments to refinance municipal bonds to lower interest expenses. The issuer sells new bonds with a lower yield and uses the proceeds to buy U.S. Treasury securities, the interest from which is used to make payments on the higher-yielding bonds. Because of this collateral, pre-refunding generally raises a bond’s credit rating and thus its value.

■
Regulatory Leverage: Regulatory Leverage consists of preferred shares issued by or borrowings of a Fund. Both of these are part of a Fund’s capital structure. Regulatory leverage is sometimes referred to as “‘40 Act Leverage” and is subject to asset coverage limits set in the Investment Company Act of 1940.

■
S&P Municipal Bond Index: An unleveraged, market value-weighted index designed to measure the performance of the tax-exempt, investment-grade U.S. municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

■
Total Investment Exposure: Total investment exposure is a Fund’s assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes a Fund’s use of preferred stock and borrowings and investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.

■
Zero Coupon Bond: A zero coupon bond does not pay a regular interest coupon to its holders during the life of the bond. Income to the holder of the bond comes from accretion of the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity and is effectively paid at maturity. The market prices of zero coupon bonds generally are more volatile than the market prices of bonds that pay interest periodically.

Nuveen Investments	87

Notes

88	Nuveen Investments

Notes

Nuveen Investments	89

Notes

90	Nuveen Investments

Additional Fund Information

Board of Directors
John P. Amboian
Robert P. Bremner
Jack B. Evans
William C. Hunter
David J. Kundert
William J. Schneider
Judith M. Stockdale
Carole E. Stone
Virginia L. Stringer
Terence J. Toth

Fund Manager
Nuveen Fund Advisors, LLC
333 West Wacker Drive
Chicago, IL 60606

Custodian
State Street Bank
& Trust Company
Boston, MA

Transfer Agent and
Shareholder Services
State Street Bank & Trust
Company
Nuveen Funds
P.O. Box 43071
Providence, RI 02940-3071
(800) 257-8787

Legal Counsel
Chapman and Cutler LLP
Chicago, IL

Independent Registered
Public Accounting Firm
Ernst & Young LLP
Chicago, IL

Quarterly Form N-Q Portfolio of Investments Information

Each Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. You may obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov or in person at the SEC’s Public Reference Room in Washington, D.C. Call the SEC toll-free at (800) SEC -0330 for room hours and operation.

Nuveen Funds’ Proxy Voting Information

You may obtain (i) information regarding how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, without charge, upon request, by calling Nuveen Investments toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com and (ii) a description of the policies and procedures that each Fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen Investments toll-free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC online at http://www.sec.gov.

CEO Certification Disclosure

Each Fund’s Chief Executive Officer (CEO) has submitted to the New York Stock Exchange (NYSE) the annual CEO certification as required by Section 303A.12(a) of the NYSE Listed Company Manual.

Each Fund has filed with the SEC the certification of its Chief Executive Officer and Chief Financial Officer required by Section 302 of the Sarbanes-Oxley Act.

Common Share Information

Each Fund intends to repurchase shares of its own common stock in the future at such times and in such amounts as is deemed advisable. During the period covered by this report, the Funds repurchased shares of their common stock as shown in the accompanying table.

Common Shares
Fund	Repurchased
NPI	—
NPM	—
NPT	—

Any future repurchases will be reported to shareholders in the next annual or semi-annual report.

Nuveen Investments	91

Nuveen Investments:
Serving Investors for Generations

Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality equity and fixed-income solutions designed to be integral components of a well-diversified core portfolio.

Focused on meeting investor needs.
Nuveen Investments provides high-quality investment services designed to help secure the long-term goals of institutional and individual investors as well as the consultants and financial advisors who serve them. Nuveen Investments markets a wide range of specialized investment solutions which provide investors access to capabilities of its high-quality boutique investment affiliates—Nuveen Asset Management, Symphony Asset Management, NWQ Investment Management Company, Santa Barbara Asset Management, Tradewinds Global Investors, Winslow Capital Management and Gresham Investment Management. In total, Nuveen Investments managed $224 billion as of March 31, 2013.

Find out how we can help you.
To learn more about how the products and services of Nuveen Investments may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen Investments, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.

Learn more about Nuveen Funds at: www.nuveen.com/cef

Distributed by
Nuveen Securities, LLC
333 West Wacker Drive
Chicago, IL 60606
www.nuveen.com

ESA-E-0413D

ITEM 2. CODE OF ETHICS.

Not applicable to this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this filing.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) See Portfolio of Investments in Item 1.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board implemented after the registrant last provided disclosure in response to this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the "Exchange Act")(17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form.

(a)(1)
Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2)
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See Ex-99.CERT attached hereto.

(a)(3)
Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the  report by or on behalf of the registrant to 10 or more persons: Not applicable.

(b)
If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: See Ex-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Premium Income Municipal Fund, Inc.

By (Signature and Title) /s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: July 8, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer
(principal executive officer)

Date: July 8, 2013

By (Signature and Title) /s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller
 (principal financial officer)

Date: July 8, 2013